UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-05577
The Glenmede Fund, Inc.
(Exact Name of Registrant as Specified in Charter)
100 Huntington Avenue
CPH-0326
Boston, MA 02116
(Address of Principal Executive Offices)(Zip Code)
Michael P. Malloy, Esq.
Secretary
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(Name and Address of Agent for Service)
Registrant’s Telephone Number, including Area Code:
1-800-442-8299
Date of Fiscal Year End: October 31, 2015
Date of Reporting Period: October 31, 2015

Item 1. Reports to Stockholders.

The Glenmede Fund, Inc.
The Glenmede Portfolios
Annual Report
October 31, 2015

     The performance for the portfolios shown on pages 2, 3 and 6 to 21 represents past performance and is not a guarantee of future results. A portfolio’s share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than their original cost.
     An investment in a portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank. The yield of money market portfolios will fluctuate as market conditions change. Although the money market portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these portfolios.
     Unlike actual fund performance, performance of an index does not reflect any expenses or transaction costs. A direct investment in an unmanaged index is not possible.
     The reports concerning the portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the portfolios in the future. These statements are based on the adviser’s predictions and expectations concerning certain future events and their expected impact on the portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events and other factors that may influence the future performance of the portfolios. The adviser believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

THE GLENMEDE FUND, INC.

THE GLENMEDE PORTFOLIOS

THE GLENMEDE FUND, INC. AND THE GLENMEDE PORTFOLIOS
PRESIDENT’S LETTER

Dear Shareholder:

We are pleased to present the annual report of the Glenmede family of funds for the fiscal year ended October 31, 2015. Equity markets were volatile during the fiscal year ended October 31, 2015 as a result of concerns over global growth which included a slowdown in China and a debt crisis in Greece. Domestic equity returns were better than International developed returns as the strong dollar muted positive returns in local currencies. Emerging market equities were the worst performers due to slower growth and lower commodity prices. The U.S. Government yield curve flattened slightly in anticipation of a rise in short-term Interest rates in 2015. Money market funds suffered very low yields, as the Federal Reserve maintained short-term rates at near zero.

At the fiscal year end on October 31, 2015, The Glenmede Fund, Inc. and The Glenmede Portfolios (collectively the “Glenmede Funds”) consisted of sixteen portfolios with total assets of $9.5 billion, an increase of $3.0 billion over the year ended October 31, 2014. The fund family includes two International Portfolios: the International Portfolio, which is now directly managed by Glenmede Investment Management LP and the International Secured Options Portfolio also managed by Glenmede Investment Management LP.

This fiscal year ended October 31, 2015 showed modest returns across domestic equity asset classes in response to moderate growth in the U.S. economy. The S&P 500 Indexi gained 5.20%. Small Cap stocks did not do nearly as well as Large Cap stocks with the Russell 2000 Index1 returning 0.34% versus a return of 4.86% on the Russell 1000 Index1 for the fiscal year ended October 31, 2015. Interest rates were stable as there was no action from the Federal Reserve to raise short-term interest rates. The Barclays Capital U.S. Aggregate Bond Index1 gained 1.96% and the Barclays Capital Municipal 1-10 Year Blend Index1 gained 2.17% for the fiscal year ended October 31, 2015. The MSCI EAFE Index1 did not perform as well as domestic stocks for the fiscal year losing -0.07%.

The Glenmede Large Cap Core Portfolio achieved a five star (*****) Overall Morningstar Ratingtm2 among 1,372 Large Blend Equity Funds for the period ended October 31, 2015 (based on risk adjusted returns). The Glenmede Large Cap Growth Portfolio achieved a five star (*****) Overall Morningstar Ratingtm2 among 1,488 Large Growth Equity Funds for the period ended October 31, 2015 (based on risk adjusted returns). The Glenmede Total Market Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 423 Mid-Cap Value Equity Funds for the period ended October 31, 2015 (based on risk adjusted returns). The Glenmede Small Cap Equity Advisor Portfolio and Institutional Portfolio achieved four star (****) and five star (*****) Overall Morningstar Ratingstm2, respectively, among 636 Small Blend Equity Funds for the period ended October 31, 2015 (based on risk adjusted returns). The Glenmede Secured Options Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 187 Long/Short

Equity Funds for the period ended October 31, 2015 (based on risk adjusted returns).

Despite stronger employment data, improving housing markets and moderate growth in the economy, the Federal Reserve has maintained short-term rates at 0.0%-0.25% since December 16, 2008. In late 2014, investors fled lower global yields for U.S. Fixed income, which helped keep long-term rates low. However, in anticipation of rising short-term rates in 2015 and continued geopolitical concerns, the yield curve flattened slightly during the current fiscal year. One year maturity treasuries rose 23 basis points3 and 30 year treasury yields decreased 14 basis points3. Money Market fund yields remain at all-time lows.

The Glenmede bond portfolios all have a high quality bias. The Muni Intermediate Portfolio achieved a four star (****) Overall Morningstar Ratingtm2 among 180 Muni National Short Funds for the period ended October 31, 2015 (based on risk-adjusted returns). The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating metric.

We have featured the Secured Options Portfolio and included Portfolio Highlights for each individual fund in this report. We welcome any questions about the Glenmede Funds and thank our shareholders for their continued support.

Sincerely,

Mary Ann B. Wirts
President

December 22, 2015

Past performance is no guarantee of future results.
Mutual fund investing involves risks. Principal loss is possible. The Portfolios may invest in foreign securities which, especially in emerging markets, will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Small Cap Equity Portfolio, U.S. Emerging Growth Portfolio and Mid Cap Equity Portfolio, invest in smaller companies, which will involve additional risks such as limited liquidity and greater volatility than larger companies. Short sales by the Long/Short Portfolio and Total Market Portfolio involve leverage risk, credit exposure to brokers that execute the short sales and have potentially unlimited losses. Use of derivatives by the Secured Options Portfolio and the International Secured Options Portfolio may involve greater liquidity, counterparty, credit and pricing risks. The Muni Intermediate Portfolio invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by political and economic factors in the Issuer’s region. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Secured Options Portfolio and the International Secured Options Portfolio invest in options which have risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates. Covered call writing may limit the upside of an underlying security. This investment may not be suitable for all investors.
Diversification does not assure a profit or protect against a loss in a declining market.

An investment in a Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, any other government agency or bank. Although the money market Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Portfolios.
[1]	The indices are defined on pages 22 to 24.
[2]	©2015 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.
For each fund with at least a three-year history, Morningstar calculates a Overall Morningstar Ratingtm , (based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance, (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages). The Large Cap Core Portfolio was rated against the following numbers of U.S.-domiciled Large Blend Equity funds over the following time periods: 1,372 funds overall, 1,372 funds in the last three years, 1,227 funds in the last five years, and 875 funds in the last ten years. With respect to these Large Blend Equity funds, the Large Cap Core Portfolio received an Overall Morningstar Ratingtm of ***** stars and a Morningstar Ratingtm of ***** stars, *****, and ***** for the three-, five and ten year periods, respectively. The Total Market Portfolio was rated against the following numbers of U.S.-domiciled Mid Cap Value funds over the following time periods: 423 funds overall, 423 funds in the last three years and 366 funds in the last five years. With respect to these Mid Cap Value funds, the Total Market Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of ***** stars and **** stars for the three and five year periods, respectively. The Large Cap Growth Portfolio was rated against the following numbers of U.S.-domiciled Large Growth Equity funds over the following time periods: 1,488 funds overall, 1,488 funds in the last three years, 1,312 funds in the last five years and 914 funds in the last ten years. With respect to these Large Growth Equity funds, the Large Cap Growth Portfolio received an Overall Morningstar Ratingtm of ***** stars and a Morningstar Ratingtm of ***** stars, ***** stars, and ***** for the three- , five- and ten-year periods, respectively. The Small Cap Equity Portfolio Advisor and Institutional Classes were rated against the following numbers of U.S.-domiciled Small Blend Equity funds over the following time periods: 636 funds overall, 636 funds in the last three years, 565 funds in the last five years, and 377 funds in the last ten years. With respect to these Small Blend Equity funds, the Small Cap Equity Portfolio Advisor Class received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of **** stars, ***** stars, and **** stars for the three-, five- and ten-year periods. The Small Cap Equity Portfolio Institutional Class received an Overall Morningstar Ratingtm of ***** stars and a Morningstar Ratingtm of ***** stars, ***** stars, and **** stars for the three-, five- and ten-year periods. The Secured Options Portfolio was rated against the following numbers of Long/Short Equity funds over the following time periods: 187 funds overall, 187 funds in the last three years,and 95 funds in the last five years. With respect to these Long/Short Equity, the Secured Options Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of **** stars and **** stars for the three- and five year periods, respectively. The Muni Intermediate Portfolio was rated against the following numbers of U.S.-domiciled Muni National Short funds over the following time periods: 180 funds overall, 180 funds in the last three years, 165 funds in the last five years, and 118 funds in the last ten years. With respect to these Muni Short funds, the Muni Intermediate Portfolio received an Overall Morningstar Ratingtm of **** stars and a Morningstar Ratingtm of **** stars, **** stars, and **** stars for the three-, five- and ten-year periods, respectively. Past performance is no guarantee of future results.
[3]	A basis point equals .01%.

This material must be preceded or accompanied by a current prospectus.
The Glenmede Fund, Inc. and the Glenmede Portfolios are distributed by Quasar Distributors, LLC. 12/15.

THE GLENMEDE FUND, INC.

The Secured Options Portfolio launched in 2010 now has over 5 years of delivering positive risk-adjusted returns. It was created to give shareholders a mutual fund that utilizes options to help manage risk. The Glenmede Secured Options Portfolio seeks long term capital appreciation and option premiums consistent with reasonable risk to principal. The Portfolio’s benchmark index against which it measures its performance is the CBOE S&P 500 Buy-Write Index. The Portfolio has been managed by Sean E. Heron, CFA since its inception in 2010. Mr. Heron joined Glenmede in 2006. Prior to managing the Portfolio, Mr. Heron was the lead portfolio manager on all derivatives-based strategies for Glenmede’s high-net worth and institutional clients.

Glenmede believes that option-based strategies can help reduce the risk of owning equities. The Portfolio, which writes (sells) options against stock index ETFs, stock indices and/ or individual stocks, is a risk-controlled strategy that seeks to balance upside participation with downside risk management. The Portfolio implements buy-write (covered call) and/or cash-secured put option strategies in an effort to reduce volatility, earn option premiums and provide stable returns. The CBOE S&P 500 Buy-Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

Our options selection process seeks to utilize a disciplined approach in an effort to monetize the volatility risk premium embedded in what we believe are some of the most richly priced options of the S&P 500. The volatility risk premium is the difference between the expected (implied) volatility of the S&P 500 index, derived from the index option prices and the subsequent actual volatility of the Index itself. Overtime, we believe that the volatility risk premium will produce a positive result and provide risk reduction to the Portfolio’s underlying equity exposure. The most richly priced options are selected because we believe they may provide the best risk/return payoff.

In 2012, we launched our International Secured Options Portfolio to provide a similar buy-write (covered call) and/or cash-secured put option strategy on international stock index exchange traded funds, foreign stock indices and/or individual foreign stocks.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		iMoneyNet’s
		Government All
Government Cash Portfolio		Averagetm
Year ended 10/31/15	0.00%	0.01%
Five Years ended 10/31/15	0.00%	0.01%
Ten Years ended 10/31/15	1.34%	1.12%
Inception (11/7/88) through 10/31/15[1]	3.47%	3.06%

	7-Day	7-Day
Government Cash Portfolio	Current Yield	Effective Yield
As of 10/31/15	0.00%	0.00%

The Government Cash Portfolio returned 0.00% for the year ended October 31, 2015. Its benchmark, the iMoneyNet’s Government All Averagetm, returned 0.01% for the year. The performance was in line with its benchmark as the short term securities that the Portfolio holds are hovering near zero percent. The Portfolio seeks yield through purchases of U.S Government agency coupon and discount notes in conjunction with U.S. treasury — collateralized repurchase agreements. The Portfolio seeks to enhance the yield while holding high quality securities and maintaining diversification.

Hypothetical Illustration of $10,000 Invested in
Government Cash Portfolio vs.
iMoneyNet’s Government All Averagetm
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark return is for the period beginning November 30, 1988.

The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		iMoneyNet’s
		National Retail
Tax-Exempt Cash Portfolio		Tax-Free Averagetm
Year ended 10/31/15	0.00%	0.01%
Five Years ended 10/31/15	0.00%	0.02%
Ten Years ended 10/31/15	0.87%	0.80%
Inception (11/10/88) through 10/31/15[1]	2.31%	2.02%

	7-Day	7-Day
Tax-Exempt Cash Portfolio	Current Yield	Effective Yield
As of 10/31/15	0.00%	0.00%

The Tax-Exempt Cash Portfolio has slightly underperformed iMoneyNet’s National Retail Tax-Free Average over the past 5 years because of its defensive position which included a short average maturity. During longer periods, the Portfolio outperformed the Benchmark. Money Market instruments have experienced record low yields during the past 6 fiscal years as the Federal Reserve has kept short term interest rates low. This has resulted in Portfolio yields as low as 0%.

Hypothetical Illustration of $10,000 Invested in
Tax-Exempt Cash Portfolio vs.
iMoneyNet’s National Retail Tax-Free Averagetm
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

[1]	Benchmark return is for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Barclays Capital	Morningstar
		U.S. Aggregate	Intermediate-Term
Core Fixed Income Portfolio		Bond Index	Bond Average
Year ended 10/31/15	2.20%	1.96%	2.10%
Five Years ended 10/31/15	2.39%	3.03%	3.06%
Ten Years ended 10/31/15	4.35%	4.72%	4.19%
Inception (11/17/88) through 10/31/15[1]	6.17%	6.60%	5.90%

The Core Fixed Income Portfolio returned 2.20% for the year ended October 31, 2015. The benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned 1.96% for the year and the Portfolio’s peer group, the Morningstar Intermediate — Term Bond Average, returned 2.10% for the year. The Portfolio’s outperformance versus the Barclays Capital U.S. Aggregate Bond Index can be attributed to the overweight in the intermediate part of the curve relative to its Index, lower overall duration than the Index, and the Portfolio’s underweighting within the long end of the US Treasury curve. The Portfolio’s outperformance versus its peer group can be attributed to the Portfolio’s high credit quality bias and low risk themes.

The Portfolio seeks to add value by monitoring yield curve exposure while utilizing sector and security selection. Diversification, liquidity, and low risk themes dominate the Portfolio’s investment discipline. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus is 0.56%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Core Fixed Income Portfolio vs.
Barclays Capital U.S. Aggregate Bond Index and
Morningstar Intermediate-Term Bond Average
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning November 30, 1988 for Barclays Capital U.S. Aggregate Bond Index and December 1, 1988 for Morningstar Intermediate-Term Bond Average.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Return After Taxes on			Morningstar
	Return		Distributions and		Large Cap
	Before		Sales	S&P 500	Growth
Strategic Equity Portfolio	Taxes	Distributions	of Fund Shares	Index	Average
Year ended 10/31/15	4.49%	1.18%	4.89%	5.20%	6.59%
Five Years ended 10/31/15	12.25%	10.73%	9.62%	14.33%	13.06%
Ten Years ended 10/31/15	7.16%	6.21%	5.73%	7.85%	7.30%
Inception (07/20/89) through 10/31/15[1]	8.43%	7.07%	6.79%	9.52%	8.23%

For the fiscal year ended October 31, 2015, the Strategic Equity Portfolio returned 4.49%. The S&P 500 Index returned 5.20% for the same period. Sector allocation positively impacted returns while stock selection was a drag on performance. Overweight positions in the Consumer Discretionary and Technology sectors particularly positively impacted the Portfolio’s performance, along with underweight positions in the Materials and Energy sectors. Strong stock selection in Technology, Health Care and Industrial sectors were offset by weakness in the Financial and Consumer sectors. The Portfolio’s focus on companies demonstrating persistently high profitability was a modest drag on performance for the period and a contributor to the drag from stock selection. The Portfolio seeks to invest in companies that continue to demonstrate strong profitability, but are also trading at attractive valuations, with the belief that such stocks should be rewarded with outperformance over time. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus, is .86%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Strategic Equity Portfolio vs. S&P 500 Index
and Morningstar Large Cap Growth Average
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning July 31, 1989.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
				Morningstar
Small Cap Equity Portfolio -		Russell 2000	S&P 500	Small Cap
Advisor Class		Index	Index	Blend Average
Year ended 10/31/15	3.03%	0.34%	5.20%	-0.45%
Five Years ended 10/31/15	14.64%	12.06%	14.33%	11.31%
Ten Years ended 10/31/15	8.94%	7.47%	7.85%	6.69%
Inception (03/01/91) through 10/31/15[1]	10.80%	9.88%	9.52%	10.28%
Small Cap Equity Portfolio -
Institutional Class
Year ended 10/31/15	3.24%	0.34%	5.20%	-0.45%
Five Years ended 10/31/15	14.87%	12.06%	14.33%	11.31%
Ten Years ended 10/31/15	9.21%	7.47%	7.85%	6.69%
Inception (01/02/98) through 10/31/15[2]	10.98%	9.88%	9.52%	10.28%

For the fiscal year ended October 31, 2015, the Small Cap Equity Portfolio Advisor Class returned 3.03% and the Small Cap Equity Portfolio Institutional Class returned 3.24%, compared to the Russell 2000 Index return of 0.34% and the Morningstar Small Cap Blend Average return of -0.45%. The technology sector accounted for the majority of the outperformance, followed by the consumer and basic industry sectors. The utilities sector was the worst performing sector on a relative basis. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus is 0.94% and 0.74% for the Advisor and Institutional Class shares, respectively. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Small Cap Equity Portfolio Advisor Class vs. Russell 2000 Index,
S&P 500 Index and Morningstar Small Cap Blend Average
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Performance of the Institutional Class will vary from the Advisor Class due to differences in fees.

[1]	Benchmark returns are for the Advisor Class inception period beginning February 28, 1991 for the Russell 2000 Index and the S&P 500 Index and April 1, 1991 for the Morningstar Small Blend Average.
[2]	Average annual total return for the Institutional Class includes the period from 03/01/91 through 10/31/14. Prior to the inception of the Institutional Class on 01/02/98, performance for the Institutional Class is based on the average annual total return of the Advisor Class.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		S&P Mid
		Cap 400
Mid Cap Equity Portfolio - Advisor Class		Index
Year ended 10/31/15	3.62%	3.42%
Since Inception (9/30/14) through 10/31/15	5.51%	5.64%

For the fiscal year ended October 31, 2015, the Mid Cap Equity Portfolio Advisor Class returned 3.62% compared to the S&P Mid Cap 400 Index return of 3.42%. The consumer sector accounted for the majority of the outperformance, followed by the basic industry and technology sectors. The health care sector was the worst performing sector on a relative basis. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus is 1.11% for the Advisor Class shares. These ratios can fluctuate and may differ from the expense ratios disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Mid Cap Equity Portfolio - Advisor Class vs. S&P Mid Cap 400 Index
9/30/14 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
				Morningstar
		Russell 1000	S&P 500	Large Cap
Large Cap Value Portfolio		Value Index	Index	Value Average
Year ended 10/31/15	1.28%	0.53%	5.20%	0.37%
Five Years ended 10/31/15	11.85%	13.26%	14.33%	11.50%
Ten Years ended 10/31/15	7.14%	6.75%	7.85%	5.89%
Inception (01/04/93) through 10/31/15[1]	9.10%	9.76%	9.23%	8.06%

For the fiscal year ended October 31, 2015, the Glenmede Large Cap Value Portfolio returned 1.28% versus 0.53% for its benchmark, the Russell 1000 Value Index. Performance was helped by strong stock selection in Health Care, Consumer Staples, and Technology sectors; this was offset by negative contributions in Consumer Discretionary, Financials, and Materials sectors. Regarding sector allocation, positioning in Energy and Consumer Discretionary sectors positively impacted performance, while positioning in Staples and Utilities sectors detracted from performance. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus, is .92%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Value Portfolio vs.
Russell 1000 Value Index, S&P 500 Index and
Morningstar Large Cap Value Average
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the period beginning December 31, 1992.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Return After Taxes on				Morningstar
	Return		Distributions	S&P Small Cap		Small Cap
	Before		and Sale of	600 Growth	Russell 2000	Growth
U.S. Emerging Growth Portfolio	Taxes	Distributions	Fund Shares	Index	Growth Index	Average
Year ended 10/31/15	2.58%	0.13%	3.31%	6.86%	3.52%	1.52%
Five Years ended 10/31/15	12.35%	11.71%	9.84%	15.46%	13.56%	11.75%
Ten Years ended 10/31/15	6.43%	6.02%	5.19%	9.37%	8.67%	6.94%
Inception (12/29/99) through 10/31/15[1]	0.94%	0.70%	0.73%	9.28%	4.35%	4.52%

For the fiscal year ended October 31, 2015, the Portfolio underperformed the S&P SmallCap 600 Growth Index by 4.28%, the Russell 2000 Growth Index by 0.94%, but outperformed the Morningstar Small Growth Average by 1.06%. In the past year, the Portfolio’s performance had mixed effects from multifactor ranking models which biased the Portfolio towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. Avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures) had a favorable impact. The Portfolio had positive relative stock performance in four of ten sectors. The most favorable contributions from stock selection came in the financials and consumer staples sectors. The most negative relative performances from stock selection were in the industrials and technology sectors. The Portfolio was negatively affected by its lower market capitalizations relative to the benchmark indices. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus, is .96%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000
Invested in U.S. Emerging Growth Portfolio vs.
S&P SmallCap 600 Growth Index, Russell 2000 Growth Index and Morningstar Small Cap
Growth Average 10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning December 31, 1999. The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Return After Taxes on			Morningstar
	Return		Distributions		Large Cap
	Before		and Sale of	Russell 1000	Blend
Large Cap Core Portfolio - Advisor Class	Taxes	Distributions	Fund Shares	Index	Average
Year ended 10/31/15	6.83%	5.69%	4.48%	4.86%	2.79%
Five Years ended 10/31/15	16.47%	15.95%	13.27%	14.32%	11.98%
Ten Years ended 10/31/15	9.12%	8.73%	7.44%	7.98%	6.58%
Inception (2/27/04) through 10/31/15[1]	9.04%	8.68%	7.46%	7.69%	6.52%

For the fiscal year ended October 31, 2015, the Portfolio outperformed the Russell 1000 Index by 1.97% and outperformed the Morningstar Large Cap Blend Average by 4.04%. In the past year, the Portfolio’s performance had mixed effects from multifactor ranking models which biased the Portfolio towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. Avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures) had a favorable impact. In addition, the performance benefitted from leading industry group indicators that biased the Portfolio towards a relative overweighting in technology and underweighting of financial stocks, respectively. The Portfolio had positive relative stock performance in five of ten sectors. The most favorable contributions from stock selection came in the consumer staples and energy sectors. The most negative relative performance from stock selection came in the consumer discretionary and technology sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus, is .87%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Core Portfolio - Advisor Class vs. Russell 1000 Index and
Morningstar Large Cap Blend Average
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004. The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Return After Taxes on		Russell
	Return		Distributions	1000	Morningstar
	Before		and Sale of	Growth	Large Cap
Large Cap Growth Portfolio - Advisor Class	Taxes	Distributions	Fund Shares	Index	Growth Average
Year ended 10/31/15	10.60%	9.69%	6.51%	9.18%	6.59%
Five Years ended 10/31/15	17.26%	16.72%	13.92%	15.30%	13.06%
Ten Years ended 10/31/15	10.07%	9.70%	8.27%	9.09%	7.30%
Inception (2/27/04) through 10/31/15[1]	9.60%	9.29%	7.95%	8.15%	7.01%

For the fiscal year ended October 31, 2015, the Portfolio outperformed the Russell 1000 Growth Index by 1.42% and outperformed the Morningstar Large Cap Growth Average by 4.01%. In the past year, the Portfolio’s performance had mixed effects from multifactor ranking models which biased the Portfolio towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. Avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures) had a favorable impact. In addition, the performance benefitted from leading industry group indicators that biased the Portfolio towards a relative overweighting in technology and underweighting of financial stocks, respectively. The Portfolio had positive relative stock performance in six of nine sectors. The most favorable contributions from stock selection came in the consumer staples and health care sectors. The most negative relative performance from stock selection came in the consumer discretionary and financial sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus, is .88%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Large Cap Growth Portfolio - Advisor Class vs. Russell 1000 Growth Index
and Morningstar Large Cap Growth Average
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns, other than after-tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning February 28, 2004.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Barclays Capital
		U.S. Treasury
		Bellwether		Morningstar
		3-Month	Russell 3000	Long/Short
Long/Short Portfolio		Index	Index	Average
Year ended 10/31/15	4.72%	0.04%	4.49%	-0.14%
Five Years ended 10/31/15	6.02%	0.09%	14.14%	3.66%
Inception (09/29/06) through 10/31/15[1]	1.86%	1.02%	7.35%	1.78%

For the fiscal year ended October 31, 2015, the Portfolio outperformed the Barclays Capital 3-Month U.S. Treasury Bellwether Index by 4.68% and the Morningstar Long/Short Average by 4.86%. Over the past year, the average net equity exposure for the Portfolio was about 30%. The Portfolio’s performance benefitted from multifactor ranking models which biased the Portfolio towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. In addition, avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures) had a favorable impact. The Portfolio’s long stock positions (+5.0%) outperformed the short positions (-2.9%) by about 8%. Overall, the Portfolio had positive relative stock performance in seven of ten sectors. The most favorable contributions from stock selection came in the industrials and energy sectors. The most negative relative performance from stock selection came in the consumer discretionary and financial sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus, is 2.48%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Long/Short Portfolio vs. Barclays Capital
U.S. Treasury Bellwether 3-Month Index, Russell 3000 Index1 and
Morningstar Long/Short Average1
9/29/06 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning September 30, 2006 for the Russell 3000 Index and October 1, 2006 for Morningstar Long/Short Average.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Total Market Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
			Morningstar
		Russell 3000	Mid Cap
Total Market Portfolio		Index	Value Average
Year ended 10/31/15	3.94%	4.49%	2.87%
Five Years ended 10/31/15	13.77%	14.14%	12.53%
Inception (12/21/06) through 10/31/15[1]	5.55%	6.72%	6.10%

The goal of the Total Market Portfolio is to provide additional return relative to a long only equity strategy by investing in incremental long positions of attractive stocks (approximately 100% to 150% of net portfolio value) and shorting unattractive stocks (about 0% to 50% of net portfolio value). For the fiscal year ended October 31, 2015, the Portfolio underperformed the Russell 3000 Index by .55% but outperformed the Morningstar Mid Cap Value Average by 1.07%. The Portfolio, which targets initial positions at equal weightings, was negatively impacted by its relatively lower market capitalization relative to the Russell 3000 Index. The average stock in the Index had a total return of -1.7%. The Portfolio’s performance benefitted from multifactor ranking models which biased the Portfolio towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. In addition, avoiding stocks based on downside risk screens (including sell rankings, earnings surprise indicators and earnings quality measures) had a favorable impact. The Portfolio’s long stock positions (+3.9%) outperformed the short positions (-2.7%) by about 6.6%. Overall, the Portfolio had positive relative stock performance in five of ten sectors relative to the benchmark index. The most favorable contributions from stock selection came in the industrials and technology sectors. The most negative relative performance from stock selection came in the consumer discretionary and financial sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus, is 2.23%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Total Market Portfolio vs. Russell 3000 Index1 and
Morningstar Mid Cap Value Average1
12/21/06 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

[1]	Benchmark returns are for the periods beginning December 31, 2006 for the Russell 3000 Index and January 1, 2007 for Morningstar Mid Cap Value Average.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
			CBOE S&P 500
		S&P 500	Buy-Write
Secured Options Portfolio		Index	Index
Year ended 10/31/15	6.37%	5.20%	6.47%
Five years ended 10/31/15	9.27%	14.33%	7.95%
Inception (6/30/10) through 10/31/15	11.63%	16.25%	9.69%

For the fiscal year ended October 31, 2015, the Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of 6.37% while its benchmark, the CBOE S&P 500 Buy-Write Index, returned 6.47% and the S&P 500 Index returned 5.20%. The Portfolio’s underperformance relative to the CBOE S&P 500 Buy-Write Index was caused primarily by the Portfolio’s more defensive positioning throughout the year. For the period, the written put options with lower strike prices than the CBOE S&P 500 Buy-Write Index provided a larger downside cushion and offered better risk-adjusted returns, while the written call and put options generally helped to reduce share price volatility by approximately one-third as compared to the S&P 500 Index. The Portfolio outperformed the S&P 500 and provided significant risk reduction. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 prospectus is 0.87%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
Secured Options Portfolio vs. S&P 500 Index and
CBOE S&P 500 Buy-Write Index
6/30/10 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Morgan Stanley
		EAFE
International Secured Options Portfolio		Index
Year ended 10/31/15	-2.78%	-0.07%
Since Inception 9/28/12 through 10/31/15	3.91%	7.70%

For the fiscal year ended October 31, 2015, the International Secured Options Portfolio wrote put and call options in an effort to reduce share price volatility, obtain option premiums and provide more stable returns. For this period, the Portfolio had a total return of -2.78% while its benchmark, the Morgan Stanley EAFE Index, returned -0.07%. Although the index finished flat for the period, large intra-month price swings detracted from our performance. The premiums received for selling options during the summer months was not enough to compensate the Portfolio for the subsequent negative impact on performance created by the price swings of the Morgan Stanley EAFE Index. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 prospectus is 0.98%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Secured Options Portfolio vs. Morgan Stanley EAFE Index
9/28/12 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The since inception performance quoted above reflects expense reimbursements in effect that would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.

International Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Return After Taxes on
	Return		Distributions	Morgan Stanley	Morningstar
	Before		and Sale of	EAFE	Foreign Large
International Portfolio	Taxes	Distributions	Fund Shares	Index	Value Average
Year ended 10/31/15	-1.83%	-2.16%	-0.97%	-0.07%	-3.41%
Five Years ended 10/31/15	2.07%	1.78%	1.73%	4.81%	3.35%
Ten Years ended 10/31/15	2.44%	1.65%	2.32%	4.05%	3.03%
Inception (11/17/88) through 10/31/15[1]	6.86%	5.52%	5.54%	4.49%	6.51%

For the fiscal year ended October 31, 2015, the Portfolio underperformed the MSCI EAFE Index by 1.76% but outperformed the Morningstar Foreign Large Value Average by 1.58%. As of late December 2014, the management of the strategy was changed to a quantitatively-oriented approach, principally investing in ADRs. Since this change, the Portfolio’s performance had positive effects from multifactor ranking models which biased the Portfolio towards stocks with lower valuations, favorable fundamentals, positive earnings/revenue estimate trends and technicals. In addition, the performance benefitted from leading industry group indicators that biased the Portfolio towards a relative overweighting in technology and underweighting of financial stocks, respectively. The Portfolio had positive relative stock performance in six of ten sectors. The most favorable contributions from stock selection came in the technology and financial sectors. The most negative relative performance from stock selection came in the materials and industrials sectors. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 Prospectus, is 1.25%. This ratio can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights section of this report.

Hypothetical Illustration of $10,000 Invested in
International Portfolio vs. Morgan Stanley EAFE Index
and Morningstar Foreign Large Value Average
10/31/05 through 10/31/15

*	Assumes the reinvestment of all dividends and distributions excluding withholding taxes.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The performance quoted above reflects fee waivers in effect during the fiscal year ended October 31, 2015 that would have been lower in their absence. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns other than after tax returns, do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, do not reflect the impact of state and local taxes and are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.

[1]	Benchmark returns are for the period beginning November 30, 1988.
The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
PORTFOLIO HIGHLIGHTS
October 31, 2015

Average Annual Total Return
		Barclays Capital
		Municipal	Morningstar
		1-10 Year Blend	Muni National
Muni Intermediate Portfolio		Index	Short Average
Year ended 10/31/15	1.45%	2.17%	0.45%
Five Years ended 10/31/15	2.20%	3.10%	1.25%
Ten Years ended 10/31/15	3.27%	4.14%	2.14%
Inception (06/05/92) through 10/31/15	4.22%	N/A *	3.14%

Muni Intermediate Portfolio underperformed its primary benchmark, the Barclays Capital Municipal 1-10 Year Blend Index, over the past year. During the early half of the year, the Portfolio maintained a defensive position, with duration shorter than the benchmark and a barbell structure of duration in anticipation of rates rising and the yield curve flattening as the Federal Reserve initiated monetary tightening in the first quarter of 2015. That outcome never occurred and the Portfolio’s return lagged its benchmark. The Portfolio’s structure was adjusted to be more similar to the benchmark in its overall duration, resulting in improved relative performance in the latter part of the fiscal year. The Portfolio continued to maintain exposure to higher credit quality, so as to be consistent with the Portfolio’s goals of principal preservation and high current tax exempt interest income generation. The Portfolio’s gross annual operating expense ratio, as stated in the February 28, 2015 prospectus, is 0.25%. This rate can fluctuate and may differ from the expense ratio disclosed in the Financial Highlights in this report.

Hypothetical Illustration of $10,000 Invested in
Muni Intermediate Portfolio vs.
Barclays Capital Municipal 1-10 Year Blend Index and
Morningstar Muni National Short Average
10/31/05 through 10/31/15

*	Index commenced 6/30/93. Thus Portfolio inception comparisons are not provided.
**	Assumes the reinvestment of all dividends and distributions.
Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the total return shown. Please call the Fund at 1-800-442-8299 to obtain the most recent month-end returns. Returns shown do not reflect taxes that a shareholder may pay on fund distributions or redemption of fund shares.

The indices and certain terms are defined on pages 22 to 24.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms

Indices — It is not possible to invest directly in an index.

Barclays Capital Municipal 1-10 Year Blend Index is a composite index made up of several different broad sub-indices: the Barclays Capital Municipal 1-Year Index; Barclays Capital Municipal 3-Year Index; Barclays Capital Municipal 5-Year Index; Barclays Capital Municipal 7-Year Index and the Barclays Capital Municipal 10-Year Index. The total of all these indices represents all maturities between 1-10 Years.

Barclays Capital U.S. Treasury Bellwether 3-Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of 3 months, excluding zero coupon strips.

Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Indexes are rebalanced by market capitalization each month.

CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500 Index.

iMoneyNet’s Government All Average™ is comprised of money market funds investing in U.S. treasury securities and government agency obligations.

iMoneyNet’s National Retail Tax-Free Average™ is comprised of money market funds investing in fixed-income securities issued by state and local governments. Generally, interest payments on securities qualify for exemption from Federal income taxes. Funds may also own municipal securities subject to the alternative minimum tax.

Morgan Stanley EAFE Index is an unmanaged capitalization weighted composite portfolio consisting of equity total returns of countries in Australia, New Zealand, Europe and the Far East.

Russell 1000 Index is an unmanaged market capitalization weighted total return index which is comprised of the 1,000 largest companies in the Russell 3000 Index.

Russell 1000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of securities in the Russell 1000 Index with greater than average growth orientation.

Russell 1000 Value Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 1000 Index with a less than average growth orientation.

Russell 2000 Growth Index is an unmanaged capitalization weighted total return index which is comprised of those securities in the Russell 2000 Index with greater than average growth orientation.

Russell 2000 Index is an unmanaged market capitalization weighted total return index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)

Russell 3000 Index is an unmanaged capitalization weighted total return index which is comprised of the 3,000 largest U.S. companies based on total market capitalization. The Index re-balances annually.

S&P 500 Index is a market capitalization weighted index comprised of 500 widely held common stocks.

S&P SmallCap 600 Growth Index is comprised of the S&P 600 Index, a market capitalization weighted index of U.S. small cap stocks with capitalizations ranging from about $300 million to $2 billion, that exhibit the strongest growth characteristics.

The S&P MidCap 400 Index is a capitalization weighted index of mid cap stocks with capitalizations ranging from about $750 million to $3 billion.

Morningstar Foreign Large Value Average funds invest mainly in big international stocks that are less expensive than the market as a whole. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand. These funds typically will have less than 20% of assets invested in U.S. stocks.

Morningstar Intermediate-Term Bond Average contains bond funds that have average durations of greater than 3.5 years and less than 6 years. Most of the funds rotate among a variety of sectors in the bond market, based upon that which appears to offer better values.

Morningstar Large Cap Blend Average funds are fairly representative of the overall U.S. Stock market in size, growth rates, and price. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds returns are often similar to those of the S&P 500 Index.

Morningstar Large Cap Growth Average funds invest in big U.S. companies that are projected to grow faster than other large-cap stocks. This classification consists of stocks in the top 70% of the capitalization of the U.S. equity market defined as large-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these funds focus on companies in rapidly expanding industries.

Morningstar Large Cap Value Average funds focus on big companies that are less expensive or growing more slowly than other large-cap stocks. These funds often feature investments in energy, financial, or manufacturing sectors.

Morningstar Long/Short Average funds aim to deliberately exploit market movements through the use of a variety of derivative instruments. These can include (but are not limited to) futures, options, swaps, short sells along with physical positions.

Morningstar Mid-Cap Value Average funds invest primarily in mid-cap U.S. stocks that are value-oriented. Midcap stocks collectively represent 20% of the total capitalization of the U.S. equity market (large-cap stocks represent the top 70%). The mid-cap range for market capitalization typically falls between $1-$8 billion. Value is defined based on low valuations (low price ratios and high dividend yields) and slow growth (low growth rates for earnings, sales, book value, and cash flow).

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

Glossary of Indices & Terms — (Continued)

Morningstar Muni National Short Average invests in bonds with an average duration of less than 4.5 years issued by state and local governments to fund projects. Such bonds are free from federal taxes and from state taxes in the issuing state.

Morningstar Small Cap Blend Average funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. Some aim to own an array of value and growth stocks while others employ a discipline that leads to holdings with valuations and growth rates close to the small-cap averages.

Morningstar Small Cap Growth Average funds invest in faster-growing companies whose shares are at the lower end of the market capitalization range. This classification consists of favored companies in up-and-coming industries or young firms in their early growth stages. Because these businesses are fast growing and often richly valued, their stocks tend to be volatile. Stocks in the bottom 10% of the capitalization of the U.S. equity market are defined as small-cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields).

Terms

Current Yield:  also referred to as the “SEC Yield,” refers to the income generated by an investment in the Portfolio over a 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Cash flow:  measures the cash generating capability of a company by adding non-cash charges (e.g. depreciation) and interest expense to pretax income.

Duration:  is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

Market Capitalization:  is the market price of an entire company, calculated by multiplying the number of shares outstanding by the price per share.

Total return:  consists of price appreciation/depreciation and income as a percentage of the original investment.

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited)

As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and/or shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses

The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2015)	(October 31, 2015)	Ratio	October 31, 2015)

Government Cash Portfolio
Actual	$1,000.00	$1,000.00	0.16%	$0.81
Hypothetical (5% return less expenses)	1,000.00	1,024.40	0.16	0.82
Tax-Exempt Cash Portfolio
Actual	1,000.00	1,000.00	0.03	0.15
Hypothetical (5% return less expenses)	1,000.00	1,025.10	0.03	0.15
Core Fixed Income Portfolio
Actual	1,000.00	999.70	0.53	2.67
Hypothetical (5% return less expenses)	1,000.00	1,022.50	0.53	2.70
Strategic Equity Portfolio
Actual	1,000.00	999.90	0.84	4.23
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.84	4.28

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Continued)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2015)	(October 31, 2015)	Ratio	October 31, 2015)

Small Cap Equity Portfolio - Advisor
Actual	$1,000.00	$976.70	0.91%	$4.53
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.91	4.63
Small Cap Equity Portfolio - Institutional
Actual	1,000.00	978.00	0.71	3.54
Hypothetical (5% return less expenses)	1,000.00	1,021.60	0.71	3.62
Mid Cap Equity Portfolio - Advisor
Actual	1,000.00	966.10	1.00	4.96
Hypothetical (5% return less expenses)	1,000.00	1,020.20	1.00	5.09
Large Cap Value Portfolio
Actual	1,000.00	975.90	0.92	4.58
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.92	4.69
U.S. Emerging Growth Portfolio
Actual	1,000.00	974.20	0.93	4.63
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.93	4.74
Large Cap Core Portfolio - Advisor
Actual	1,000.00	1,010.60	0.88	4.46
Hypothetical (5% return less expenses)	1,000.00	1,020.80	0.88	4.48
Large Cap Growth Portfolio - Advisor
Actual	1,000.00	1,025.70	0.89	4.54
Hypothetical (5% return less expenses)	1,000.00	1,020.70	0.89	4.53
Long/Short Portfolio
Actual	1,000.00	1,018.00	1.16	5.90
Hypothetical (5% return less expenses)	1,000.00	1,019.40	1.16	5.90
Total Market Portfolio
Actual	1,000.00	983.70	1.27	6.35
Hypothetical (5% return less expenses)	1,000.00	1,018.80	1.27	6.46
Secured Options Portfolio
Actual	1,000.00	1,031.20	0.84	4.30
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.84	4.28
International Secured Options Portfolio
Actual	1,000.00	936.00	0.84	4.10
Hypothetical (5% return less expenses)	1,000.00	1,021.00	0.84	4.28

THE GLENMEDE FUND, INC.

Shareholder Expenses (Unaudited) — (Concluded)

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2015)	(October 31, 2015)	Ratio	October 31, 2015)

International Portfolio
Actual	$1,000.00	$947.50	1.24%	$6.09
Hypothetical (5% return less expenses)	1,000.00	1,019.00	1.24	6.31

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited)

As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2015 to October 31, 2015.

Actual Expenses

The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in

THE GLENMEDE PORTFOLIOS

Shareholder Expenses (Unaudited) — (Continued)

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(May 1 to
	(May 1, 2015)	(October 31, 2015)	Ratio	October 31, 2015)

Muni Intermediate Portfolio
Actual	$1,000.00	$1,010.80	0.24%	$1.22
Hypothetical (5% return less expenses)	1,000.00	1,024.00	0.24	1.22

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the calendar year (365 days).

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2015

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$397,998,727	$744,221,685	$419,295,123
Repurchase agreements at value	388,974,654	—	11,960,000

Total investments	786,973,381	744,221,685	431,255,123

Cash	—	5,805,053	10,761
Receivable from Affiliate	—	38,107	—
Receivable for fund shares sold	—	—	351,483
Interest receivable	512,248	216,719	3,890,873
Securities lending receivable	—	—	310
Prepaid expenses	13,782	13,627	6,704

Total assets	787,499,411	750,295,191	435,515,254

Liabilities:
Payable for securities purchased	19,997,960	—	—
Obligation to return securities lending collateral	—	—	1,832,385
Payable for fund shares redeemed	—	—	316,795
Dividend payable	21,717	31	—
Payable for Management fees	—	—	128,648
Payable for Directors’ fees	11,158	11,010	6,038
Payable to Affiliate	63,941	—	36,757
Accrued expenses	172,945	177,995	108,279

Total liabilities	20,267,721	189,036	2,428,902

Net Assets	$767,231,690	$750,106,155	$433,086,352

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$767,236	$750,316	$38,663
Paid-in capital in excess of par value	766,468,606	749,356,671	422,027,040
Undistributed (distributions in excess of) net investment income	38	(32)	742,264
Accumulated net realized gain (loss) from investment transactions	(4,190)	(800)	2,402,367
Net unrealized appreciation on investments	—	—	7,876,018

Total Net Assets	$767,231,690	$750,106,155	$433,086,352

Shares Outstanding[3]	767,235,941	750,315,799	38,662,865

Net Asset Value Per Share	$1.00	$1.00	$11.20

[1] Investment at cost	$786,973,381	$744,221,685	$423,379,105
[2] Market value of securities on loan	$—	$—	$1,794,799
[3] Authorized shares	1,490,000,000	1,490,000,000	160,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2015

		Small	Mid
	Strategic	Cap	Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$179,532,684	$2,414,684,482	$34,172,714
Repurchase agreements at value	407,929	67,474,749	500,424

Total investments	179,940,613	2,482,159,231	34,673,138

Receivable for securities sold	4,452,782	7,802,441	140,943
Receivable for fund shares sold	—	9,898,269	17,500
Dividends receivable	205,274	290,476	11,880
Interest receivable	—	37	—
Securities lending receivable	563	34,681	—
Prepaid expenses	2,831	33,481	374

Total assets	184,602,063	2,500,218,616	34,843,835

Liabilities:
Payable for securities purchased	2,595,062	9,445,662	187,694
Obligation to return securities lending collateral	7,410,080	122,687,791	4,628,322
Payable for fund shares redeemed	30,068	2,937,909	—
Payable for Management fees	79,458	1,071,640	13,788
Payable for Directors’ fees	2,418	31,192	397
Payable to Affiliate	28,894	329,005	6,268
Accrued expenses	47,335	702,975	27,847

Total liabilities	10,193,315	137,206,174	4,864,316

Net Assets	$174,408,748	$2,363,012,442	$29,979,519

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,999	$89,389	$2,837
Paid-in capital in excess of par value	107,203,035	2,142,424,181	29,716,638
Undistributed net investment income	198,345	537,455	32,417
Accumulated net realized gain from investment transactions	13,098,510	16,408,276	102,377
Net unrealized appreciation on investments	53,900,859	203,553,141	125,250

Total Net Assets	$174,408,748	$2,363,012,442	$29,979,519

Shares Outstanding[3]	7,999,486	89,389,498	2,836,906

Net Asset Value Per Share	$21.80	$—	$—

Advisor Class — based on net assets of $1,399,042,480 and $29,979,519, respectively, and shares outstanding of 53,774,230 and 2,836,906, respectively	—	26.02	10.57

Institutional Class — based on net assets of $963,969,962 and shares outstanding of 35,615,268	—	27.07	—

[1] Investment at cost	$126,039,754	$2,278,606,090	$34,547,888
[2] Market value of securities on loan	$7,269,912	$118,986,447	$4,537,244
[3] Authorized shares	150,000,000	—	—
Authorized shares - Advisor Class	—	180,000,000	120,000,000
Authorized shares - Institutional Class	—	135,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2015

	Large	U.S.	Large
	Cap	Emerging	Cap
	Value	Growth	Core
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$83,007,590	$53,322,857	$1,653,113,301
Repurchase agreements at value	16,968	227,880	16,975,282

Total investments	83,024,558	53,550,737	1,670,088,583

Receivable for securities sold	—	1,819,555	36,744,503
Receivable for fund shares sold	24,457	—	2,803,957
Dividends receivable	136,708	13,963	1,239,554
Interest receivable	—	—	9
Securities lending receivable	65	6,666	2,206
Prepaid expenses	1,472	655	17,589

Total assets	83,187,260	55,391,576	1,710,896,401

Liabilities:
Payable for securities purchased	—	1,736,394	45,140,508
Obligation to return securities lending collateral	—	8,339,672	20,166,010
Payable for fund shares redeemed	28,525	761	857,122
Payable for Management fees	38,187	20,792	734,552
Payable for Directors’ fees	1,172	623	20,626
Payable to Affiliate	13,886	9,451	267,110
Accrued expenses	40,882	16,823	432,269

Total liabilities	122,652	10,124,516	67,618,197

Net Assets	$83,064,608	$45,267,060	$1,643,278,204

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$7,447	$4,741	$73,568
Paid-in capital in excess of par value	66,621,900	38,297,340	1,484,110,678
Undistributed net investment income	93,014	16,178	874,757
Accumulated net realized gain from investment transactions	8,556,386	194,814	17,497,561
Net unrealized appreciation on investments	7,785,861	6,753,987	140,721,640

Total Net Assets	$83,064,608	$45,267,060	$1,643,278,204

Shares Outstanding[3]	7,447,378	4,741,187	73,567,742

Net Asset Value Per Share	$11.15	$9.55	$—

Advisor Class — based on net assets of $1,643,278,204, and shares outstanding of 73,567,742	—	—	22.34

[1] Investment at cost	$75,238,697	$46,796,750	$1,529,366,943
[2] Market value of securities on loan	$—	$8,066,827	$19,646,704
[3] Authorized shares	175,000,000	140,000,000	—
Authorized shares - Advisor Class	—	—	155,000,000
Authorized shares - Institutional Class	—	—	155,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Continued)
October 31, 2015

	Large Cap		Total
	Growth	Long/Short	Market
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value[2]	$2,023,492,068	$207,323,627	$111,559,875
Repurchase agreements at value	28,329,204	6,633,571	482,661

Total investments	2,051,821,272	213,957,198	112,042,536

Cash	—	14,473	11,844
Receivable from Advisor	—	—	3,579
Receivable for securities sold	—	—	2,983,757
Receivable for fund shares sold	3,191,485	40,282	71,967
Dividends receivable	1,384,219	28,999	63,774
Interest receivable	16	4	—
Securities lending receivable	19,495	3,728	1,606
Cash collateral on deposit at broker (Note 1)	—	127,226,791	26,800,311
Prepaid expenses	24,235	2,715	1,472

Total assets	2,056,440,722	341,274,190	141,980,846

Liabilities:
Payable for securities purchased	19,017,684	—	2,953,344
Obligation to return securities lending collateral	75,476,212	23,568,096	26,800,311
Payable for fund shares redeemed	981,123	3,961	50,934
Dividend payable on securities sold short	—	93,951	26,767
Payable for securities sold short, at value[3]	—	123,902,898	23,266,926
Payable for Management fees	847,641	137,367	67,246
Payable for Directors’ fees	22,985	2,538	1,262
Payable to Affiliate	308,233	32,322	15,823
Accrued expenses	616,128	52,852	64,566

Total liabilities	97,270,006	147,793,985	53,247,179

Net Assets	$1,959,170,716	$193,480,205	$88,733,667

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$79,312	$17,085	$6,045
Paid-in capital in excess of par value	1,773,976,279	188,585,902	74,982,734
Undistributed (distributions in excess of) net investment income	701,315	(1,134,949)	43,503
Accumulated net realized loss from investment transactions	(17,357,836)	(15,486,529)	(980,375)
Net unrealized appreciation on investments	201,771,646	11,246,864	12,272,627
Net unrealized appreciation on securities sold short	—	10,251,832	2,409,133

Total Net Assets	$1,959,170,716	$193,480,205	$88,733,667

Shares Outstanding[4]	79,312,494	17,084,948	6,045,441

Net Asset Value Per Share	$—	$11.32	$14.68

Advisor Class — based on net assets of $1,959,170,716, and shares outstanding of 79,312,494	24.70	—	—

[1] Investment at cost	$1,850,049,626	$202,710,334	$99,769,909
[2] Market value of securities on loan	$73,234,458	$23,186,232	$26,140,280
[3] Proceeds from securities sold short	$—	$134,154,730	$25,676,059
[4] Authorized shares	—	120,000,000	120,000,000
Authorized shares - Advisor Class	140,000,000	—	—
Authorized shares - Institutional Class	140,000,000	—	—

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
October 31, 2015

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Assets:
Investments[1]:
Investments at value	$111,006,215	$79,648,439	$242,012,246
Repurchase agreements at value	275,134,427	2,123,368	2,576,128

Total investments	386,140,642	81,771,807	244,588,374

Cash	—	5,153	73,856
Receivable for securities sold	508,569	—	—
Receivable for fund shares sold	61,581	1,580	1,193,559
Dividends receivable	—	36,672	241,232
Interest receivable	153	—	—
Cash collateral on deposit at broker (Note 1)	11,618,004	7,393,226	—
Foreign tax reclaims receivable	—	44,303	73,959
Prepaid expenses	5,736	1,492	1,383

Total assets	398,334,685	89,254,233	246,172,363

Liabilities:
Payable for securities purchased	—	—	2,483,794
Payable for fund shares redeemed	106,814	1,016	—
Options written, at value[2]	2,716,300	686,190	—
Payable for Management fees	181,012	40,858	144,910
Payable for Directors’ fees	5,400	1,249	2,974
Payable to Affiliate	65,822	14,858	48,303
Accrued expenses	96,450	32,389	89,282

Total liabilities	3,171,798	776,560	2,769,263

Net Assets	$395,162,887	$88,477,673	$243,403,100

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$31,442	$8,880	$18,096
Paid-in capital in excess of par value	368,420,983	93,265,880	295,495,574
Undistributed (distributions in excess of) net investment income	(26,398)	132,185	252,734
Accumulated net realized gain (loss) from investment transactions	18,876,923	(5,751,180)	(55,891,189)
Net unrealized appreciation on investments	4,139,441	422,728	3,531,715
Net unrealized appreciation on options written	3,720,496	399,180	—
Net unrealized (depreciation) on foreign currencies	—	—	(3,830)

Total Net Assets	$395,162,887	$88,477,673	$243,403,100

Shares Outstanding[3]	31,441,997	8,879,833	18,096,459

Net Asset Value Per Share	$12.57	$9.96	$13.45

[1] Investment at cost	$382,001,201	$81,349,079	$241,056,659
[2] Premiums received from options written	$6,436,796	$1,085,370	$—
[3] Authorized shares	160,000,000	120,000,000	120,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2015

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Investment income:
Interest	$1,207,249	$239,392	$11,208,537
Income from security lending	284	—	13,250

Total investment income	1,207,533	239,392	11,221,787

Expenses:
Management fees	—	—	1,489,797
Administration, transfer agent and custody fees	402,270	377,919	232,143
Professional fees	96,487	89,394	49,760
Shareholder report expenses	23,352	19,116	11,979
Shareholder servicing fees	830,107	765,197	425,655
Directors’ fees and expenses	49,842	45,767	25,301
Registration and filing fees	3,906	4,506	5,986
Other expenses	50,877	50,288	20,099

Total expenses	1,456,841	1,352,187	2,260,720

Less expenses waived/reimbursed	(271,525)	(1,113,158)	—

Net expenses	1,185,316	239,029	2,260,720

Net investment income	22,217	363	8,961,067

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	—	—	4,825,719

Net change in unrealized gain (loss) of:
Investments	—	—	(4,577,284)

Net realized and unrealized gain	—	—	248,435

Net increase in net assets resulting from operations	$22,217	$363	$9,209,502

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2015

		Small	Mid
	Strategic	Cap	Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$3,342,333	$18,699,566	$310,858
Interest	81	4,891	18
Income from security lending	1,917	1,056,890	—

Total investment income	3,344,331	19,761,347	310,876

Expenses:
Management fees	983,409	11,172,281	119,576
Administration, transfer agent and custody fees	99,786	1,553,848	62,010
Professional fees	21,009	250,175	2,030
Shareholder report expenses	7,938	82,546	6,131
Shareholder servicing fees	357,603	—	—
Shareholder servicing fees (Advisor Class)	—	3,191,943	54,353
Shareholder servicing fees (Institutional Class)	—	377,272	—
Directors’ fees and expenses	10,681	119,873	1,161
Offering expenses	—	—	23,758
Registration and filing fees	9,529	73,354	39,247
Other expenses	8,807	148,810	4,428

Total expenses	1,498,762	16,970,102	312,694

Less expenses waived/reimbursed	—	—	(95,444)

Net expenses	1,498,762	16,970,102	217,250

Net investment income	1,845,569	2,791,245	93,626

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	13,133,258	18,859,276	110,976

Net change in unrealized gain (loss) of:
Investments	(7,098,768)	23,549,472	(341,355)

Net realized and unrealized gain (loss)	6,034,490	42,408,748	(230,379)

Net increase (decrease) in net assets resulting from operations	$7,880,059	$45,199,993	$(136,753)

[1]	The Strategic Equity Portfolio had foreign dividend withholding taxes of $11,595.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2015

	Large	U.S.	Large
	Cap	Emerging	Cap
	Value	Growth	Core
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends	$1,762,361	$464,964	$21,295,191
Interest	39	27	1,185
Income from security lending	1,353	47,195	129,960

Total investment income	1,763,753	512,186	21,426,336

Expenses:
Management fees	500,923	227,645	6,152,995
Administration, transfer agent and custody fees	95,458	37,279	884,663
Professional fees	11,248	4,948	144,909
Shareholder report expenses	4,775	2,264	40,804
Shareholder servicing fees	182,149	103,475	—
Shareholder servicing fees (Advisor Class)	—	—	2,237,460
Directors’ fees and expenses	5,480	2,480	65,145
Registration and filing fees	23,962	7,950	73,352
Other expenses	4,491	2,278	87,317

Total expenses	828,486	388,319	9,686,645

Net investment income	935,267	123,867	11,739,691

Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	8,611,817	228,228	17,542,419

Net change in unrealized gain (loss) of:
Investments	(7,977,740)	334,410	25,398,817

Net realized and unrealized gain	634,077	562,638	42,941,236

Net increase in net assets resulting from operations	$1,569,344	$686,505	$54,680,927

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Continued)
For the Year Ended October 31, 2015

	Large
	Cap		Total
	Growth	Long/Short	Market
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$21,121,504	$2,643,434	$2,167,993
Interest	1,845	853	135
Income from security lending	72,190	31,327	26,081

Total investment income	21,195,539	2,675,614	2,194,209

Expenses:
Management fees	7,944,986	1,976,287	1,061,701
Administration, transfer agent and custody fees	1,211,149	108,072	123,149
Professional fees	181,306	19,627	10,028
Shareholder report expenses	48,891	5,768	3,605
Shareholder servicing fees	—	329,378	176,951
Shareholder servicing fees (Advisor Class)	2,889,080	—	—
Dividends on securities sold short	—	1,864,660	466,914
Directors’ fees and expenses	81,327	9,631	5,064
Short position flex fees	—	—	138,117
Registration and filing fees	121,479	22,196	33,146
Other expenses	146,474	13,989	6,549

Total expenses	12,624,692	4,349,608	2,025,224

Less expenses waived/reimbursed	—	(576,417)	(314,294)

Net expenses	12,624,692	3,773,191	1,710,930

Net investment income (loss)	8,570,847	(1,097,577)	483,279

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(17,124,435)	2,976,822	339,303
Securities sold short	—	(7,339,903)	(1,160,146)

Net realized loss	(17,124,435)	(4,363,081)	(820,843)

Net change in unrealized gain (loss) of:
Investments	118,880,584	269,140	(1,472,287)
Securities sold short	—	11,284,039	2,596,911

Net change in unrealized gain	118,880,584	11,553,179	1,124,624

Net realized and unrealized gain	101,756,149	7,190,098	303,781

Net increase in net assets resulting from operations	$110,326,996	$6,092,521	$787,060

[1]	The Large Cap Growth Portfolio and Total Market Portfolio had foreign dividend withholding taxes of $3,610 and $326, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF OPERATIONS — (Concluded)
For the Year Ended October 31, 2015

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Investment income:
Dividends[1]	$221,245	$2,593,873	$2,311,954
Interest	43,010	864	247
Income from security lending	—	—	3,328
Income distributions from affiliates	—	—	2,450

Total investment income	264,255	2,594,737	2,317,979

Expenses:
Management fees	2,020,206	520,466	744,371
Administration, transfer agent and custody fees	202,444	55,225	173,642
Professional fees	42,831	10,888	12,193
Shareholder report expenses	14,926	3,632	8,543
Shareholder servicing fees	734,621	189,260	248,148
Dividends on securities sold short	—	65,233	—
Directors’ fees and expenses	21,462	5,707	6,166
Registration and filing fees	31,609	3,417	24,906
Other expenses	17,371	4,635	12,122

Total expenses	3,085,470	858,463	1,230,091

Less expenses waived/reimbursed	—	—	(790)

Net expenses	3,085,470	858,463	1,229,301

Net investment income (loss)	(2,821,215)	1,736,274	1,088,678

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	61	(4,168,525)	(413,475)
Options written	32,023,291	(1,019,940)	—
Securities sold short	—	(428,390)	—
Foreign currency transactions	—	—	(48,004)
Affiliated investment transactions	—	—	(198,427)

Net realized gain (loss)	32,023,352	(5,616,855)	(659,906)

Net change in unrealized gain (loss) of:
Investments	315,054	349,967	(1,102,931)
Investments in affiliates	—	—	114,573
Options written	(6,574,877)	1,055,749	—
Foreign currency translation	—	—	4,862

Net change in unrealized gain (loss)	(6,259,823)	1,405,716	(983,496)

Net realized and unrealized gain (loss)	25,763,529	(4,211,139)	(1,643,402)

Net increase (decrease) in net assets resulting from operations	$22,942,314	$(2,474,865)	$(554,724)

[1]	The International Secured Options Portfolio and International Portfolio had foreign dividend withholding taxes of $142,238 and $204,520, respectively.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2015

			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$22,217	$363	$8,961,067
Net realized gain on:
Investment transactions	—	—	4,825,719
Net change in unrealized (loss) of:
Investments	—	—	(4,577,284)

Net increase in net assets resulting from operations	22,217	363	9,209,502
Distributions to shareholders from:
Net investment income	(22,217)	(363)	(9,615,897)
Net increase in net assets from capital share transactions (See note 5)	2,795,806	53,539,879	6,964,988

Net increase in net assets	2,795,806	53,539,879	6,558,593

NET ASSETS:
Beginning of year	764,435,884	696,566,276	426,527,759

End of year	$767,231,690	$750,106,155	$433,086,352

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$38	$(32)	$742,264

For the Year Ended October 31, 2014
			Core
	Government	Tax-Exempt	Fixed
	Cash	Cash	Income
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$420	$369	$9,064,345
Net realized gain (loss) on:
Investment transactions	3,232	—	(1,285,327)
Net change in unrealized gain of:
Investments	—	—	2,279,137

Net increase in net assets resulting from operations	3,652	369	10,058,155
Distributions to shareholders from:
Net investment income	(420)	(369)	(9,538,998)
Net realized gain on investments	—	—	(837,700)
Net increase in net assets from capital share transactions (See note 5)	6,376,602	62,654,307	27,916,265

Net increase in net assets	6,379,834	62,654,307	27,597,722

NET ASSETS:
Beginning of year	758,056,050	633,911,969	398,930,037

End of year	$764,435,884	$696,566,276	$426,527,759

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$38	$(32)	$807,845

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2015

	Strategic	Small Cap	Mid Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$1,845,569	$2,791,245	$93,626
Net realized gain on:
Investment transactions	13,133,258	18,859,276	110,976
Net change in unrealized gain (loss) of:
Investments	(7,098,768)	23,549,472	(341,355)

Net increase (decrease) in net assets resulting from operations	7,880,059	45,199,993	(136,753)
Distributions to shareholders from:
Net investment income	(1,864,778)	—	—
Advisor Class	—	(828,513)	(61,611)
Institutional Class	—	(679,541)	—
Net realized gain on investments	(21,336,630)	—	—
Advisor Class	—	(44,608,930)	—
Institutional Class	—	(21,724,086)	—
Net increase in net assets from capital share transactions (See note 5)	5,362,552	714,527,544	20,912,955

Net increase (decrease) in net assets	(9,958,797)	691,886,467	20,714,591

NET ASSETS:
Beginning of year	184,367,545	1,671,125,975	9,264,928

End of year	$174,408,748	$2,363,012,442	$29,979,519

Undistributed net investment income included in net assets at end of year	$198,345	$537,455	$32,417

For the Year Ended October 31, 2014
	Strategic	Small Cap	Mid Cap
	Equity	Equity	Equity
	Portfolio	Portfolio	Portfolio[1]
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$1,863,979	$(600,306)	$(1,457)
Net realized gain (loss) on:
Investment transactions	21,339,950	67,207,796	(8,599)
Net change in unrealized gain (loss) of:
Investments	4,323,455	(5,789,737)	466,605

Net increase in net assets resulting from operations	27,527,384	60,817,753	456,549
Distributions to shareholders from:
Net investment income:
Advisor Class	(1,830,278)	(2,614,338)	—
Institutional Class	—	(730,775)	—
Net realized gain on investments:
Advisor Class	(18,467,168)	(31,991,947)	—
Institutional Class	—	(7,885,721)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,546,194)	859,516,733	8,808,379

Net increase in net assets	4,683,744	877,111,705	9,264,928

NET ASSETS:
Beginning of year	179,683,801	794,014,270	—

End of year	$184,367,545	$1,671,125,975	$9,264,928

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$221,084	$(1,024,857)	$(31)

 1 The Mid Cap Equity Portfolio commenced operations on September 30, 2014.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2015

	Large Cap		Large Cap
	Value	U.S. Emerging	Core
	Portfolio	Growth Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$935,267	$123,867	$11,739,691
Net realized gain on:
Investment transactions	8,611,817	228,228	17,542,419
Net change in unrealized gain (loss) of:
Investments	(7,977,740)	334,410	25,398,817

Net increase in net assets resulting from operations	1,569,344	686,505	54,680,927
Distributions to shareholders from:
Net investment income	(815,155)	(79,896)	—
Advisor Class	—	—	(11,254,628)
Net realized gain on investments	(13,144,370)	(3,631,479)	—
Advisor Class	—	—	(23,130,256)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(3,187,062)	9,806,458	898,893,382

Net increase (decrease) in net assets	(15,577,243)	6,781,588	919,189,425

NET ASSETS:
Beginning of year	98,641,851	38,485,472	724,088,779

End of year	$83,064,608	$45,267,060	$1,643,278,204

Undistributed net investment income included in net assets at end of year	$93,014	$16,178	$874,757

For the Year Ended October 31, 2014
	Large Cap		Large Cap
	Value	U.S. Emerging	Core
	Portfolio	Growth Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$268,805	$2,586	$4,963,643
Net realized gain on:
Investment transactions	13,162,939	3,598,262	23,100,621
Net change in unrealized gain (loss) of:
Investments	558,598	(1,126,126)	59,748,588

Net increase in net assets resulting from operations	13,990,342	2,474,722	87,812,852
Distributions to shareholders from:
Net investment income	(338,130)	(26,571)	(4,744,466)
Net realized gain on investments	(12,749,678)	(311,258)	(5,698,660)
Net increase (decrease) in net assets from capital share transactions (See note 5)	1,990,914	(1,132,321)	359,176,642

Net increase in net assets	2,893,448	1,004,572	436,546,368

NET ASSETS:
Beginning of year	95,748,403	37,480,900	287,542,411

End of year	$98,641,851	$38,485,472	$724,088,779

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$—	$(27,564)	$462,614

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the Year Ended October 31, 2015

			Total
	Large Cap	Long/Short	Market
	Growth Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$8,570,847	$(1,097,577)	$483,279
Net realized gain (loss) on:
Investment transactions	(17,124,435)	2,976,822	339,303
Securities sold short	—	(7,339,903)	(1,160,146)
Net change in unrealized gain (loss) of:
Investments	118,880,584	269,140	(1,472,287)
Securities sold short	—	11,284,039	2,596,911

Net increase in net assets resulting from operations	110,326,996	6,092,521	787,060
Distributions to shareholders from:
Net investment income	—	—	(489,998)
Advisor Class	(8,095,027)	—	—
Net realized gain on investments	—	—	(3,732,092)
Advisor Class	(19,355,767)	—	—
Net increase in net assets from capital share transactions (See note 5)	1,245,932,169	77,422,720	30,701,966

Net increase in net assets	1,328,808,371	83,515,241	27,266,936

NET ASSETS:
Beginning of year	630,362,345	109,964,964	61,466,731

End of year	$1,959,170,716	$193,480,205	$88,733,667

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$701,315	$(1,134,949)	$43,503

For the Year Ended October 31, 2014
			Total
	Large Cap	Long/Short	Market
	Growth Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$2,336,211	$(528,858)	$200,919
Net realized gain (loss) on:
Investment transactions	19,074,106	2,155,122	6,049,965
Securities sold short	—	(7,520,575)	(2,253,275)
Net change in unrealized gain of:
Investments	47,990,975	6,285,090	2,572,180
Securities sold short	—	940,089	545,715

Net increase in net assets resulting from operations	69,401,292	1,330,868	7,115,504
Distributions to shareholders from:
Net investment income	(2,169,187)	—	(190,914)
Net realized gain on investments	(8,637,769)	—	(4,877)
Net increase in net assets from capital share transactions (See note 5)	387,215,678	79,526,161	16,120,524

Net increase in net assets	445,810,014	80,857,029	23,040,237

NET ASSETS:
Beginning of year	184,552,331	29,107,935	38,426,494

End of year	$630,362,345	$109,964,964	$61,466,731

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$251,605	$(524,054)	$16,149

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the Year Ended October 31, 2015

		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(2,821,215)	$1,736,274	$1,088,678
Net realized gain (loss) on:
Investment transactions	61	(4,168,525)	(413,475)
Affiliated investment transactions	—	—	(198,427)
Options written	32,023,291	(1,019,940)	—
Securities sold short	—	(428,390)	—
Foreign currency transactions	—	—	(48,004)
Net change in unrealized gain (loss) of:
Investments	315,054	349,967	(1,102,931)
Investments in affiliates	—	—	114,573
Options Written	(6,574,877)	1,055,749	—
Foreign currency translation	—	—	4,862

Net increase (decrease) in net assets resulting from operations	22,942,314	(2,474,865)	(554,724)
Distributions to shareholders from:
Net investment income	—	(1,869,953)	(907,264)
Net realized gain on investments	(18,838,627)	(1,163,576)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	25,383,991	(6,566,182)	207,345,256

Net increase (decrease) in net assets	29,487,678	(12,074,576)	205,883,268

NET ASSETS:
Beginning of year	365,675,209	100,552,249	37,519,832

End of year	$395,162,887	$88,477,673	$243,403,100

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(26,398)	$132,185	$252,734

For the Year Ended October 31, 2014
		International
	Secured	Secured
	Options	Options	International
	Portfolio	Portfolio	Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$(2,754,487)	$1,206,450	$800,523
Net realized gain (loss) on:
Investment transactions	151,937	(951,957)	8,721,532
Options written	12,259,721	2,366,487	—
Foreign currency transactions	—	—	(59,987)
Investment company shares	—	—	44,844
Net change in unrealized gain (loss) of:
Investments	1,382,715	(1,586,185)	(10,610,274)
Investments in affiliates	—	—	(114,573)
Options Written	9,166,400	(798,437)	—
Foreign currency translation	—	—	(6,239)

Net increase (decrease) in net assets resulting from operations	20,206,286	236,358	(1,224,174)
Distributions to shareholders from:
Net investment income	—	(1,007,293)	(930,399)
Net realized gain on investments	(40,956,740)	(7,242,267)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	4,879,809	10,383,161	(23,669,945)

Net increase (decrease) in net assets	(15,870,645)	2,369,959	(25,824,518)

NET ASSETS:
Beginning of year	381,545,854	98,182,290	63,344,350

End of year	$365,675,209	$100,552,249	$37,519,832

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(29,069)	$199,157	$119,324

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS
For the Year Ended October 31, 2015

Long/Short
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$6,092,521
Investments purchased	(180,192,219)
Investments sold	108,627,026
Purchases to cover securities sold short	(156,663,751)
Securities sold short	209,524,152
(Purchase)/Sale of short term investments, net	(21,975,941)
(Increase) in Interest receivable	(4)
Decrease in Cash collateral on deposit at broker	(51,566,899)
Increase in Securities lending receivable	(2,083)
Decrease in Dividends receivable	21,539
(Increase) in Prepaid expenses	(334)
Increase in Obligation to return securities lending collateral	15,812,608
Increase in Dividends payable for securities sold short	41,090
Increase in Investment Advisory fees	58,758
Increase in Directors fees	595
Increase in Payable to Affiliate	13,823
Increase in Accrued expenses	19,128
Net change in unrealized gain (loss) on investments	(269,140)
Net realized gain from investments	(2,976,822)
Net change in unrealized gain (loss) on securities sold short	(11,284,039)
Net realized loss from securities sold short	7,339,903

Net cash provided by (used in) operating activities	(77,380,089)

Cash flows from financing activities
Proceeds from shares sold	90,303,633
Payments on shares redeemed	(12,909,071)

Net cash provided by (used in) financing activities	77,394,562

Net increase (decrease) in cash	14,473
Cash at beginning of period	—

Cash at end of period	$14,473

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

STATEMENT OF CASH FLOWS — (Concluded)
For the Year Ended October 31, 2015

Total
Market
Portfolio
Cash Flows from operating activities
Net increase in net assets resulting from operations	$787,060
Investments purchased	(149,922,319)
Investments sold	114,186,185
Purchases to cover securities sold short	(45,931,805)
Securities sold short	53,943,426
(Purchase)/Sale of short term investments, net	3,022,136
Decrease in Receivable from Investment Advisor	9,608
Decrease in Cash collateral on deposit at broker	(9,926,845)
Increase in Securities lending receivable	(1,215)
(Increase) in Dividends receivable	(23,791)
(Increase) in Prepaid expenses	(997)
Increase in Obligation to return securities lending collateral	7,573,483
Increase in Dividends payable for securities sold short	21,355
Increase in Investment Advisory fees	25,021
Increase in Directors fees	202
Increase in Payable to Affiliate	5,887
Increase in Accrued expenses	34,412
Net change in unrealized gain (loss) on investments	1,472,287
Net realized gain from investments	(339,303)
Net change in unrealized gain (loss) on securities sold short	(2,596,911)
Net realized loss from securities sold short	1,160,146

Net cash provided by (used in) operating activities	(26,501,978)

Cash flows from financing activities
Proceeds from shares sold	67,463,400
Payments on shares redeemed	(40,649,584)
Cash distributions paid	(299,994)

Net cash provided by (used in) financing activities	26,513,822

Net increase (decrease) in cash	11,844
Cash at beginning of period	—

Cash at end of period	$11,844

Non-cash financing activities not included herein consist of a reinvestment of dividends of $3,922,096

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Government Cash Portfolio
	For the Years Ended October 31,
	2015	2014	2013	2012	2011[1]

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[2]	0.000	0.000	0.000	0.000	0.000
Net realized gain on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations[2]	0.000	0.000	0.000	0.000	0.000

Net investment income[2]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net realized capital gains	—	—	—	(0.000)[2]	—

Total distributions[2]	$(0.000)	$(0.000)	$(0.000)	$(0.000)	$(0.000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[4]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.02%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$767,232	$764,436	$758,056	$740,078	$730,284
Ratio of operating expenses to average net assets	0.17%	0.20%	0.20%	0.21%	0.21%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.14%	0.10%	0.14%	0.17%	0.17%
Ratio of net investment income to average net assets	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.01%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.001 per share.
[3]	Amount rounds to less than 0.01%.
[4]	The Total Return reflects fee waivers in effect and would have been lower in their absence.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Tax-Exempt Cash Portfolio
	For the Years Ended October 31,
	2015	2014	2013	2012	2011

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income[1]	0.000	0.000	0.000	0.000	0.000
Net realized gain on investments[1]	0.000	0.000	0.000	0.000	0.000

Distributions to shareholders from:
Total from investment operations[1]	0.000	0.000	0.000	0.000	0.000

Net investment income[1]	(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net realized capital gains[1]	—	—	—	—	—
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[3]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.01%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$750,106	$696,566	$633,912	$679,426	$585,561
Ratio of operating expenses to average net assets	0.17%	0.21%	0.20%	0.22%	0.21%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.03%	0.05%	0.10%	0.14%	0.17%
Ratio of net investment income to average net assets	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]	0.01%

[1]	Amount rounds to less than $0.001 per share.
[2]	Amount rounds to less than 0.01%.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Core Fixed Income Portfolio
	For the Years Ended October 31,
	2015	2014	2013	2012	2011

Net asset value, beginning of year	$11.21	$11.22	$11.75	$11.67	$11.67

Income from investment operations:
Net investment income	0.23	0.25	0.26	0.30	0.38
Net realized and unrealized gain (loss) on investments	0.01	0.02	(0.45)	0.32	0.02 [1]

Total from investment operations	0.24	0.27	(0.19)	0.62	0.40

Distributions to shareholders from:
Net investment income	(0.25)	(0.26)	(0.31)	(0.34)	(0.40)
Net realized capital gains	—	(0.02)	(0.03)	(0.20)	—

Total distributions	(0.25)	(0.28)	(0.34)	(0.54)	(0.40)

Net asset value, end of year	$11.20	$11.21	$11.22	$11.75	$11.67

Total return	2.20%	2.52%	(1.64)%	5.51%	3.52%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$433,086	$426,528	$398,930	$480,499	$361,341
Ratio of operating expenses to average net assets	0.53%	0.56%	0.56%	0.57%	0.57%
Ratio of net investment income to average net assets	2.11%	2.23%	2.29%	2.61%	3.26%
Portfolio turnover rate	27%	18%	19%	22%	68%

[1]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Strategic Equity Portfolio
	For the Years Ended October 31,
	2015	2014	2013	2012	2011

Net asset value, beginning of year	$23.89	$23.14	$19.20	$17.19	$16.40

Income from investment operations:
Net investment income	0.23	0.23	0.25	0.18	0.13
Net realized and unrealized gain on investments	0.76	3.20	4.10	2.00	0.79

Total from investment operations	0.99	3.43	4.35	2.18	0.92

Distributions to shareholders from:
Net investment income	(0.24)	(0.24)	(0.23)	(0.17)	(0.13)
Net realized capital gains	(2.84)	(2.44)	(0.18)	—	—

Total distributions	(3.08)	(2.68)	(0.41)	(0.17)	(0.13)

Net asset value, end of year	$21.80	$23.89	$23.14	$19.20	$17.19

Total return	4.49%	16.48%	23.08%	12.68%	5.58%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$174,409	$184,368	$179,684	$170,580	$153,893
Ratio of operating expenses to average net assets	0.84%	0.86%	0.86%	0.87%	0.88%
Ratio of net investment income to average net assets	1.03%	1.04%	1.21%	0.99%	0.72%
Portfolio turnover rate	23%	22%	46%	37%	51%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Advisor Shares
	For the Years Ended October 31,
	2015	2014[1]	2013[1]	2012	2011[1]

Net asset value, beginning of year	$26.30	$26.12	$18.24	$16.64	$14.70

Income from investment operations:
Net investment income (loss)	0.02	(0.02)	0.14	0.08	—
Net realized and unrealized gain on investments	0.74	1.49	8.05	1.60	1.95

Total from investment operations	0.76	1.47	8.19	1.68	1.95

Distributions to shareholders from:
Net investment income	(0.02)	(0.10)	(0.12)	(0.08)	(0.01)
Net realized capital gains	(1.02)	(1.19)	(0.19)	—	—

Total distributions	(1.04)	(1.29)	(0.31)	(0.08)	(0.01)

Net asset value, end of year	$26.02	$26.30	$26.12	$18.24	$16.64

Total return	3.03%	5.86%	45.63%	10.10%[2]	13.24%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$1,399,042	$1,139,273	$639,021	$363,561	$216,958
Ratio of operating expenses to average net assets	0.91%	0.94%	0.91%	0.93%	0.94%
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.07%	(0.07)%	0.63%	0.47%	0.01%
Portfolio turnover rate[3]	53%	45%	55%	49%	78%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[3]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Small Cap Equity Portfolio Institutional Shares
	For the Years Ended October 31,
	2015	2014[1]	2013[1]	2012[1]	2011

Net asset value, beginning of year	$27.28	$27.00	$18.86	$17.16	$15.12

Income from investment operations:
Net investment income	0.08	0.01	0.11	0.13	0.05
Net realized and unrealized gain on investments	0.76	1.57	8.39	1.65	2.00

Total from investment operations	0.84	1.58	8.50	1.78	2.05

Distributions to shareholders from:
Net investment income	(0.03)	(0.11)	(0.17)	(0.08)	(0.01)
Net realized capital gains	(1.02)	(1.19)	(0.19)	—	—

Total distributions	(1.05)	(1.30)	(0.36)	(0.08)	(0.01)

Net asset value, end of year	$27.07	$27.28	$27.00	$18.86	$17.16

Total return	3.24%	6.10%	45.82%	10.38%	13.53%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$963,970	$531,853	$154,993	$14,305	$249
Ratio of operating expenses to average net assets	0.71%	0.74%	0.75%	0.73%	0.74%
Ratio of net investment income to average net assets	0.26%	0.03%	0.48%	0.71%	0.30%
Portfolio turnover rate[2]	53%	45%	55%	49%	78%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Mid Cap Equity Portfolio Advisor Shares
		For the
		Period
	For the	September 30,
	Years	2014[1]
	Ended	through
	October 31,	October 31,
	2015[2]	2014[2]

Net asset value, beginning of year	$10.23	$10.00

Income from investment operations:
Net investment income (loss)	0.05	(0.01)
Net realized and unrealized gain on investments	0.32[3]	0.24

Total from investment operations	0.37	0.23

Distributions to shareholders from:
Net investment income	(0.03)	—

Total distributions	(0.03)	—

Net asset value, end of year	$10.57	$10.23

Total return[5]	3.62%	2.30%[4]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$29,980	$9,262
Ratio of operating expenses before waiver to net assets	1.44%	1.58%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00%	1.00%[6]
Ratio of net investment income (loss) (expenses in excess of income) to average net assets	0.43%	(0.30)%[6]
Portfolio turnover rate	54%	3%[7]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.
[4]	Total return calculation is not annualized.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Annualized.
[7]	Calculation represents portfolio turnover for the Fund for the period of September 30, 2014 through October 31, 2014.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Value Portfolio
	For the Years Ended October 31,
	2015[1]	2014	2013[1]	2012	2011

Net asset value, beginning of year	$12.85	$12.96	$10.56	$9.46	$9.33

Income from investment operations:
Net investment income	0.12	0.03	0.08	0.13	0.07
Net realized and unrealized gain on investments	0.06	1.72	2.92	1.08	0.13 [2]

Total from investment operations	0.18	1.75	3.00	1.21	0.20

Distributions to shareholders from:
Net investment income	(0.11)	(0.05)	(0.10)	(0.11)	(0.07)
Net realized capital gains	(1.77)	(1.81)	(0.50)	—	—

Total distributions	(1.88)	(1.86)	(0.60)	(0.11)	(0.07)

Net asset value, end of year	$11.15	$12.85	$12.96	$10.56	$9.46

Total return	1.28%	15.48%	29.90%	12.86%	2.10%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$83,065	$98,642	$95,748	$77,107	$86,873
Ratio of operating expenses to average net assets	0.91%	0.92%	0.90%	0.91%	0.92%
Ratio of net investment income to average net assets	1.03%	0.28%	0.73%	1.26%	0.70%
Portfolio turnover rate	106%	106%	147%	157%	164%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized loss for the period due to the timing of purchases and redemptions of Portfolio shares in relation to the fluctuating net asset value per share of the Portfolio.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	U.S. Emerging Growth Portfolio
	For the Years Ended October 31,
	2015[1]	2014	2013	2012[1]	2011[1]

Net asset value, beginning of year	$10.33	$9.77	$7.36	$6.78	$6.04

Income from investment operations:
Net investment income (loss)	0.03	0.00 [2]	0.07	0.01	(0.02)
Net realized and unrealized gain on investments	0.21	0.65	2.41	0.58	0.76

Total from investment operations	0.24	0.65	2.48	0.59	0.74

Distributions to shareholders from:
Net investment income	(0.02)	(0.01)	(0.07)	(0.01)	—
Net realized capital gains	(1.00)	(0.08)	—	—	—

Total distributions	(1.02)	(0.09)	(0.07)	(0.01)	—

Net asset value, end of year	$9.55	$10.33	$9.77	$7.36	$6.78

Total return	2.58%	6.69%	33.94%	8.77%	12.25%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$45,267	$38,485	$37,481	$27,385	$18,671
Ratio of operating expenses to average net assets	0.94%	0.96%	0.96%	1.00%	0.98%
Ratio of net investment income to average net assets	0.30%	0.01%	0.84%	0.17%	(0.22)%
Portfolio turnover rate	135%	127%	134%	120%	157%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Core Portfolio Advisor Shares
	For the Years Ended October 31,
	2015	2014	2013	2012	2011[1]

Net asset value, beginning of year	$21.76	$18.57	$14.10	$12.62	$11.49

Income from investment operations:
Net investment income	0.22	0.18	0.17	0.17	0.11
Net realized and unrealized gain on investments	1.23	3.54	4.46	1.48	1.12

Total from investment operations	1.45	3.72	4.63	1.65	1.23

Distributions to shareholders from:
Net investment income	(0.22)	(0.19)	(0.16)	(0.17)	(0.10)
Net realized capital gains	(0.65)	(0.34)	—	—	—

Total distributions	(0.87)	(0.53)	(0.16)	(0.17)	(0.10)

Net asset value, end of year	$22.34	$21.76	$18.57	$14.10	$12.62

Total return	6.83%	20.46%	33.02%	13.14%	10.69%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$1,643,278	$724,089	$287,542	$115,204	$91,070
Ratio of operating expenses to average net assets	0.87%	0.87%	0.86%	0.88%	0.88%
Ratio of net investment income to average net assets	1.05%	1.00%	1.07%	1.23%	0.84%
Portfolio turnover rate	122%	73%	90%	104%	103%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Large Cap Growth Portfolio Advisor Shares
	For the Years Ended October 31,
	2015	2014	2013	2012	2011

Net asset value, beginning of year	$23.05	$19.65	$14.81	$13.73	$12.31

Income from investment operations:
Net investment income	0.13	0.14	0.14	0.07	0.07
Net realized and unrealized gain on investments	2.26	4.26	4.83	1.08	1.42

Total from investment operations	2.39	4.40	4.97	1.15	1.49

Net investment income	(0.13)	(0.14)	(0.13)	(0.07)	(0.07)
Net realized capital gains	(0.61)	(0.86)	—	—	—

Total distributions	(0.74)	(1.00)	(0.13)	(0.07)	(0.07)

Net asset value, end of year	$24.70	$23.05	$19.65	$14.81	$13.73

Total return	10.60%	23.36%	33.65%	8.44%	12.13%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$1,959,171	$630,362	$184,552	$93,527	$64,981
Ratio of operating expenses to average net assets	0.87%	0.88%	0.87%	0.89%	0.88%
Ratio of net investment income to average net assets	0.59%	0.70%	0.85%	0.52%	0.56%
Portfolio turnover rate	95%	76%	99%	111%	117%

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Long/Short Portfolio
	For the Years Ended October 31,
	2015[1]	2014[1]	2013[1]	2012[1]	2011[1]

Net asset value, beginning of year	$10.80	$10.50	$9.29	$8.90	$8.45

Income from investment operations:
Net investment loss	(0.07)	(0.07)	(0.05)	(0.08)	(0.05)
Net realized and unrealized gain on investments	0.59	0.37	1.26	0.47	0.50

Total from investment operations	0.52	0.30	1.21	0.39	0.45

Net asset value, end of year	$11.32	$10.80	$10.50	$9.29	$8.90

Total return[3]	4.81%[2]	2.86%[2]	13.02%	4.38%	5.33%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$193,480	$109,965	$29,108	$13,752	$14,367
Ratio of operating expenses before waiver/reimbursement to average net assets	2.64%	2.48%	2.62%	3.20%	2.81%
Ratio of operating expenses after waiver/reimbursement to average net assets	2.29%	2.13%	2.27%	2.80%	2.36%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short	1.16%	1.22%	1.25%	1.25%	1.25%
Ratio of net expenses in excess of income to average net assets	(0.67)%	(0.63)%	(0.53)%	(0.83)%	(0.74)%
Portfolio turnover rate[4]	119%	150%	154%	128%	137%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Total Market Portfolio
	For the Years Ended October 31,
	2015	2014	2013	2012	2011[1]

Net asset value, beginning of year	$15.07	$12.78	$9.68	$9.01	$8.36

Income from investment operations:
Net investment income	0.08	0.06	0.09	0.03	0.01
Net realized and unrealized gain on investments	0.49	2.29	3.09	0.68	0.65

Total from investment operations	0.57	2.35	3.18	0.71	0.66

Distributions to shareholders from:
Net investment income	(0.08)	(0.06)	(0.08)	(0.04)	(0.01)
Net realized capital gains	(0.88)	(0.00)[2]	—	—	—

Total distributions	(0.96)	(0.06)	(0.08)	(0.04)	(0.01)

Net asset value, end of year	$14.68	$15.07	$12.78	$9.68	$9.01

Total return[3]	3.94%	18.43%	33.01%	7.93%	7.86%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$88,734	$61,467	$38,426	$44,619	$41,069
Ratio of operating expenses before waiver/reimbursement to average net assets	2.29%	2.23%	2.29%	2.48%	2.19%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.93%	1.85%	1.94%	2.09%	1.84%
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and flex fees	1.25%	1.25%	1.20%	1.25%	1.21%
Ratio of net investment income to average net assets	0.55%	0.41%	0.83%	0.29%	0.14%
Portfolio turnover rate[4]	129%	117%	138%	135%	123%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Secured Options Portfolio
	For the Years Ended October 31,
	2015[1]	2014[1]	2013[1]	2012[1]	2011[1]

Net asset value, beginning of year	$12.47	$13.24	$13.28	$12.03	$11.55

Income from investment operations:
Net investment loss	(0.09)	(0.11)	(0.11)	(0.10)	(0.10)
Net realized and unrealized gain on investments	0.84	0.85	1.51	1.78	0.98

Total from investment operations	0.75	0.74	1.40	1.68	0.88

Distributions to shareholders from:
Net realized capital gains	(0.65)	(1.51)	(1.44)	(0.43)	(0.40)

Total distributions	(0.65)	(1.51)	(1.44)	(0.43)	(0.40)

Net asset value, end of year	$12.57	$12.47	$13.24	$13.28	$12.03

Total return	6.37%	6.22%	11.90%	14.34%	7.74%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$395,163	$365,675	$381,546	$375,175	$257,619
Ratio of operating expenses to average net assets[2]	0.84%	0.87%	0.86%	0.88%	0.90%
Ratio of net expenses in excess of income to average net assets[2]	(0.77)%	(0.81)%	(0.81)%	(0.85)%	(0.85)%
Portfolio turnover rate	—%[3]	1,108%	1,120%	1,130%	1,010%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	This ratio does not include the expenses of the Exchange-Traded Fund held in the Portfolio.
[3]	All trading activity in the Portfolio during the year was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	International Secured Options Portfolio
				For the
				Period
				September 28,
				2012[1]
				through
	For the Years Ended October 31,			October 31,
	2015[2]	2014[2]	2013[2]	2012[2]

Net asset value, beginning of year	$10.58	$11.52	$10.15	$10.00

Income from investment operations:
Net investment income (loss)[3]	0.19	0.13	(0.08)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.48)	(0.11)	1.48	0.16

Total from investment operations	(0.29)	0.02	1.40	0.15

Distributions to shareholders from:
Net investment income	(0.21)	(0.11)	—	—
Net realized capital gains	(0.12)	(0.85)	(0.03)	—

Total distributions	(0.33)	(0.96)	(0.03)	—

Net asset value, end of year	$9.96	$10.58	$11.52	$10.15

Total return	(2.78)%	0.30%	13.78%	1.50%[4,5]

Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000s)	$88,478	$100,552	$98,182	$21,115
Ratio of operating expenses before waiver/reimbursement to average net assets[3]	0.84%	0.87%	0.95%	3.68%[6]
Ratio of operating expenses after waiver/reimbursement to average net assets[3]	0.84%	0.87%	0.95%	1.00%[6]
Ratio of net investment income to average net assets[3]	1.83%	1.20%	(0.74)%	(1.00)%[6]
Portfolio turnover rate	106%	81%	7%	0%[7,8]

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	This ratio/per share amount does not include the expenses of the Exchange-Traded Fund held in the Portfolio.
[4]	Total return calculation is not annualized.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Annualized.
[7]	Calculation represents portfolio turnover for the Fund for the period of September 28, 2012 through October 31, 2012.
[8]	Amount rounds to less than 0.01% per share.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	International Portfolio
	For the Years Ended October 31,
	2015[1]	2014[1]	2013[1]	2012[1]	2011[1]

Net asset value, beginning of year	$13.83	$14.52	$11.88	$12.06	$13.36

Income from investment operations:
Net investment income	0.15	0.24	0.25	0.29	0.32
Net realized and unrealized gain (loss) on investments	(0.40)	(0.65)	2.59	(0.15)	(1.30)

Total from investment operations	(0.25)	(0.41)	2.84	0.14	(0.98)

Distributions to shareholders from:
Net investment income	(0.13)	(0.28)	(0.20)	(0.31)	(0.32)
Tax return of capital	—	—	—	(0.01)	—

Total distributions	(0.13)	(0.28)	(0.20)	(0.32)	(0.32)

Net asset value, end of year	$13.45	$13.83	$14.52	$11.88	$12.06

Total return	(1.83)%[2]	(2.94)%[2]	24.21%	1.28%	(7.56)%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$243,403	$37,520	$63,344	$156,046	$271,428
Ratio of operating expenses to average net assets	—%	—%	1.15%	1.14%	1.13%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.24%	1.24%	—%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.24%	1.23%	—%	—%	—%
Ratio of net investment income to average net assets	1.10%	1.64%	1.91%	2.47%	2.35%
Portfolio turnover rate	148%	47%	43%	45%	40%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	The Total Return reflects fee waivers in effect and would have been lower in their absence.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Face
Amount		Value

AGENCY NOTES* — 51.9%

	Federal Farm Credit Bank — 20.4%
$10,000,000	0.200% due 12/2/15[1]	$10,000,346
25,000,000	0.160% due 2/18/16[1]	25,002,595
10,000,000	0.150% due 2/19/16[1]	10,000,000
18,500,000	0.140% due 3/29/16[1]	18,497,320
15,500,000	0.170% due 3/29/16[1]	15,502,521
15,000,000	0.280% due 6/9/16[1]	15,003,628
20,000,000	0.280% due 7/20/16[1]	20,011,590
7,300,000	0.280% due 9/19/16[1]	7,301,986
15,000,000	0.280% due 10/20/16[1]	14,998,551
20,000,000	0.170% due 11/9/16[1]	19,997,960

		156,316,497

	Federal Home Loan Bank — 23.4%
10,000,000	0.125% due 11/18/15	9,999,606
10,000,000	0.125% due 12/8/15	9,998,895
4,490,000	0.250% due 12/9/15	4,489,795
20,000,000	0.160% due 12/16/15[1]	20,000,982
20,000,000	0.250% due 1/20/16	19,999,409
17,800,000	0.160% due 1/22/16	17,798,233
15,000,000	0.270% due 2/4/16	15,000,059
10,000,000	0.330% due 2/18/16	9,999,881
10,000,000	0.300% due 4/14/16	9,998,873
5,000,000	5.375% due 5/18/16	5,137,046
15,000,000	2.125% due 6/10/16	15,162,123
7,065,000	0.375% due 6/24/16	7,064,499
20,000,000	0.375% due 8/3/16	19,989,935
14,680,000	0.625% due 11/23/16	14,706,697

		179,346,033

	Federal Home Loan Mortgage Corporation — 1.4%
10,500,000	0.500% due 5/13/16	10,508,748

		10,508,748

	Federal National Mortgage Association — 6.7%
5,255,000	0.375% due 12/21/15	5,255,510
10,000,000	2.250% due 3/15/16	10,072,014

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

AGENCY NOTES* — (Continued)
	Federal National Mortgage Association — (Continued)

$9,987,000	0.375% due 7/5/16	$9,982,910
15,000,000	0.625% due 8/26/16	15,019,489
11,409,000	1.250% due 9/28/16	11,497,526

		51,827,449

	TOTAL AGENCY NOTES (Amortized Cost $397,998,727)	397,998,727

REPURCHASE AGREEMENT* — 50.7%
30,000,000	With RBS Greenwich, Inc., dated 10/30/15, 0.060%, principal and interest in the amount of $30,000,150, due 11/2/15, (collateralized by a U.S. Treasury Note with a par value of $30,613,000, coupon rate of 0.500%, due 3/31/17, market value of $30,601,673)	30,000,000
183,974,654	With Societe Generale, dated 10/30/15, 0.100%, principal and interest in the amount of $183,976,187, due 11/2/15, (collateralized by a U.S. Treasury Note with a par value of $184,500,000, coupon rate of 1.500%, due 12/31/18, market value of $187,654,950)	183,974,654
175,000,000	With UBS AG, dated 10/30/15, 0.090%, principal and interest in the amount of $175,001,313, due 11/2/15, (collateralized by U.S. Treasury Notes with a par value of $177,994,200, coupon rates of 0.875%—1.750%, due 11/15/17—4/30/22, total market value of $178,500,186)	175,000,000

	TOTAL REPURCHASE AGREEMENT (Amortized Cost $388,974,654)	388,974,654

TOTAL INVESTMENTS (Amortized Cost $786,973,381)[2]	102.6%	$786,973,381
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.6)	(19,741,691)

NET ASSETS	100.0%	$767,231,690

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of October 31, 2015.
[2]	Aggregate cost for federal tax purposes was $786,973,381.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Government Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

AGENCY DIVERSIFICATION

On October 31, 2015, agency diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

AGENCIES:
Federal Home Loan Bank	23.4%	$179,346,033
Federal Farm Credit Bank	20.4	156,316,497
Federal National Mortgage Association	6.7	51,827,449
Federal Home Loan Mortgage Corporation	1.4	10,508,748

TOTAL	51.9%	$397,998,727
REPURCHASE AGREEMENTS	50.7	388,974,654

TOTAL INVESTMENTS	102.6%	$786,973,381

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — 96.2%

	Daily Variable/Floating Rate Notes — 51.9%
$700,000	California Pollution Control Financing Authority, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project,
	0.01% due 4/1/17	$700,000
7,395,000	California State Communities Development Authority Revenue, Chevron USA Inc. Project,
	0.01% due 5/15/24	7,395,000
10,000,000	California State Municipal Finance Authority Revenue, Chevron USA Inc., Series A,
	0.01% due 11/1/35	10,000,000
17,830,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series B, (SPA: J.P. Morgan Chase),
	0.01% due 1/15/38	17,830,000
6,675,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series C, (LOC: U.S. Bank N.A.),
	0.01% due 1/15/26	6,675,000
4,860,000	Charlotte Mecklenburg Hospital Authority, Health Care System Revenue, Carolinas Healthcare, Series D (LOC: U.S. Bank N.A.),
	0.01% due 1/15/26	4,860,000
7,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-1,
	0.01% due 7/1/36	7,000,000
4,000,000	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series V-2,
	0.01% due 7/1/36	4,000,000
130,000	Delaware County, Pennsylvania, Industrial Development Authority, Airport Facilities Revenue, United Parcel Service Project, DATES,
	0.01% due 12/1/15	130,000
3,100,000	East Baton Rouge Parish Industrial Development Board Inc, Revenue Bonds, ExxonMobil Corp. Project,
	0.01% due 8/1/35	3,100,000
4,550,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project,
	0.01% due 12/1/51	4,550,000
2,700,000	East Baton Rouge Parish, Louisiana, Industrial Development Board Revenue, ExxonMobil Corp. Project, Series B,
	0.01% due 12/1/40	2,700,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

	East Baton Rouge Parish, Louisiana, Pollution Control Revenue, ExxonMobil Corp. Project:
$2,800,000	0.010% due 11/1/19	$2,800,000
6,650,000	0.010% due 3/1/22	6,650,000
	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series A, (SPA: Wells Fargo Bank N.A.):
7,500,000	0.010% due 5/15/35	7,500,000
4,500,000	0.010% due 10/1/43	4,500,000
11,580,000	Geisinger Authority, Pennsylvania, Health System Revenue, Geisinger Health System, Series B, (SPA: TD Bank N.A.),
	0.01% due 10/1/43	11,580,000
	Gulf Coast Waste Disposal Authority, Texas, Pollution Control Revenue, Refunding, ExxonMobil Corp. Project:
700,000	0.010% due 6/1/20	700,000
9,350,000	0.010% due 10/1/24	9,350,000
11,300,000	Harris County, Texas, Industrial Development Corp., Pollution Control Revenue, ExxonMobil Corp. Project,
	0.01% due 3/1/24	11,300,000
8,735,000	Jackson County, Mississippi, Port Facilities Revenue, Chevron USA Inc. Project,
	0.01% due 6/1/23	8,735,000
3,100,000	Joliet, Illinois, Regional Port District, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.01% due 10/1/24	3,100,000
2,025,000	Massachusetts Health and Educational Facilities Authority Revenue, Wellesley College, Series G,
	0.01% due 7/1/39	2,025,000
5,050,000	Massachusetts State Health & Educational Facilities Authority Revenue, Harvard University, Series R,
	0.01% due 11/1/49	5,050,000
9,950,000	Massachusetts State Health & Educational Facilities Authority Revenue, Tufts University, Series N-1, (SPA: U.S. Bank N.A.),
	0.01% due 8/15/40	9,950,000
14,505,000	Metropolitan Transportation Authority, NY, Dedicated Tax Funds Revenue, Series A-1, (SPA: Royal Bank of Canada),
	0.01% due 11/1/31	14,505,000
9,395,000	Metropolitan Washington Airports Authority, Airport System, Revenue Bonds, Series D-2, (LOC: TD Bank N.A.),
	0.01% due 10/1/39	9,395,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$6,590,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series A,
	0.01% due 12/1/30	$6,590,000
10,000,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series D,
	0.01% due 12/1/30	10,000,000
2,100,000	Mississippi Business Finance Commission, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series F,
	0.01% due 11/1/35	2,100,000
1,165,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series C,
	0.01% due 12/1/30	1,165,000
9,285,000	Mississippi Business Finance Corp, Mississippi Gulf Opportunity Zone, Chevron USA Inc. Project, Series G,
	0.01% due 11/1/35	9,285,000
1,400,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, St. Louis University, Series A-1, (LOC: Wells Fargo Bank N.A.),
	0.01% due 10/1/35	1,400,000
10,500,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series B, (SPA: U.S. Bank N.A.),
	0.01% due 2/15/33	10,500,000
4,100,000	Missouri State Health & Educational Facilities Authority, Educational Facilities Revenue, Washington University, Series C, (SPA: U.S. Bank N.A.),
	0.01% due 3/1/40	4,100,000
3,000,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, St. Louis University, (SPA: U.S. Bank N.A.),
	0.01% due 7/1/32	3,000,000
2,150,000	Mobile County, Alabama, Industrial Development Authority, Pollution Control Revenue, ExxonMobil Project,
	0.01% due 7/15/32	2,150,000
7,655,000	Montgomery County, PA, General Obligation Unlimited, Series A, (SPA: PNC Bank N.A.),
	0.01% due 8/15/24	7,655,000
16,515,000	New Hampshire Health & Education Facilities Authority Revenue, Dartmouth College, Series B, (SPA: Bank of New York Mellon),
	0.01% due 6/1/41	16,515,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$7,100,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-4, (SPA: TD Bank N.A.),
	0.01% due 11/1/29	$7,100,000
8,280,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 1, Subseries 1D, (SPA: Landesbank Hessen-Thuerigen),
	0.01% due 11/1/22	8,280,000
5,510,000	New York City, New York, City Transitional Finance Authority Revenue, NYC Recovery, Series 3, Subseries 3-F, (SPA: Royal Bank of Canada),
	0.01% due 11/1/22	5,510,000
3,500,000	New York City, New York, General Obligation Unlimited, Series 1, Subseries I-2, (LOC: J.P. Morgan Chase),
	0.01% due 3/1/40	3,500,000
10,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (LOC: Royal Bank of Canada),
	0.01% due 10/1/39	10,000,000
14,000,000	New York City, New York, General Obligation Unlimited, Subseries D-3, (SPA: J.P. Morgan Chase),
	0.01% due 8/1/38	14,000,000
2,100,000	New York City, New York, General Obligation Unlimited, Subseries I-5, (LOC: Bank of New York Mellon),
	0.01% due 4/1/36	2,100,000
19,700,000	New York City, New York, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, CC-1, (SPA: Bank of Nova Scotia),
	0.01% due 6/15/38	19,700,000
6,590,000	Ohio State Higher Educational Facility Commission, Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series B-1 (Liquidity Agreement: Wells Fargo Bank N.A.),
	0.01% due 1/1/39	6,590,000
5,670,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series A, (SPA: Wells Fargo Bank N.A.),
	0.01% due 2/15/21	5,670,000
7,655,000	Philadelphia, Pennsylvania, Hospitals & Higher Education Facilities Authority Revenue, Childrens Hospital Project, Series B, (SPA: Wells Fargo Bank N.A.),
	0.01% due 7/1/25	7,655,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Daily Variable/Floating Rate Notes — (Continued)

$7,000,000	Port Arthur, Texas, Navigation District Revenue, Refunding, Texaco Inc. Project,
	0.01% due 10/1/24	$7,000,000
1,600,000	Uinta County, Wyoming, Pollution Control Revenue, Chevron USA Inc. Project,
	0.01% due 8/15/20	1,600,000
1,005,000	University of California Regents Medical Center, Pooled Revenue, Series B-2, (SPA: Wells Fargo Bank N.A.),
	0.01% due 5/15/32	1,005,000
700,000	University of Michigan, University Revenue, Series A, (SPA: Wells Fargo Bank N.A.),
	0.01% due 4/1/38	700,000
14,690,000	University of North Carolina Hospital, Chapel Hill Revenue, Series A, (SPA: Landesbank Hessen-Thuerigen),
	0.01% due 2/15/31	14,690,000
3,000,000	Valdez, Alaska, Marine Terminal Revenue Bonds, ExxonMobil Pipeline Co. Project, Series B,
	0.01% due 12/1/33	3,000,000
10,635,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Corp. Project,
	0.01% due 12/1/29	10,635,000
600,000	Valdez, Alaska, Marine Terminal Revenue, ExxonMobil Pipeline Co. Project,
	0.01% due 10/1/25	600,000
1,425,000	Virginia College Building Authority, Virginia, Educational Facilities Revenue, 21st Century College, Series C, (SPA: Wells Fargo Bank N.A.),
	0.01% due 2/1/26	1,425,000
7,360,000	Washington State Health Care Facilities Authority Revenue, MultiCare Health Systems, Series D, (LOC: Barclays Bank PLC),
	0.01% due 8/15/41	7,360,000
800,000	Wisconsin State Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, (LOC: Wells Fargo Bank N.A.),
	0.02% due 11/1/25	800,000

	Total Daily Variable/Floating Rate Notes (Amortized Cost $389,460,000)	389,460,000

	Weekly Variable/Floating Rate Notes — 44.3%
14,000,000	Alaska State International Airports Revenue, Series A, (LOC: State Street Bank & Trust Co.),
	0.01% due 10/1/30	14,000,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$2,100,000	California State Educational Facilities Authority, Revenue Bonds, Stanford University, Series L,
	0.01% due 10/1/22	$2,100,000
9,000,000	California State General Obligation Unlimited Series A-1, (LOC: Royal Bank of Canada),
	0.01% due 5/1/40	9,000,000
15,000,000	California State General Obligation Unlimited, Series B, (LOC: Barclays Bank PLC),
	0.01% due 5/1/40	15,000,000
700,000	Colorado Educational & Cultural Facility Authority Revenue, Boulder Country Day School, (LOC: Wells Fargo Bank N.A.),
	0.12% due 9/1/26	700,000
2,705,000	Colorado Educational and Cultural Facilities Authority Revenue, Nature Conservancy Project A,
	0.01% due 7/1/27	2,705,000
3,320,000	Colorado Housing and Finance Authority, Revenue Bonds, Class I, (SPA: FHLB),
	0.01% due 4/1/20	3,320,000
12,000,000	Connecticut State Health & Educational Facility Authority Revenue, Yale University, Series U2,
	0.01% due 7/1/33	12,000,000
750,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks East Apartments, (FHLMC Insured),
	0.02% due 12/1/34	750,000
10,650,000	Englewood, Colorado, Multi-Family Housing Revenue, Refunding, Marks West Apartments, (FHLMC Insured),
	0.01% due 12/1/26	10,650,000
8,915,000	Guilford County, North Carolina, General Obligations Unlimited, Series B, (SPA: Branch Banking & Trust),
	0.03% due 4/1/27	8,915,000
14,000,000	Illinois State Finance Authority Revenue, Northwestern University, Subseries D,
	0.01% due 12/1/46	14,000,000
6,439,000	Illinois State Finance Authority Revenue, University of Chicago,
	0.01% due 7/1/38	6,439,000
5,170,000	JEA, Florida, Electric System Revenue, Series 3-A, (SPA: Royal Bank of Canada),
	0.01% due 10/1/36	5,170,000
598,000	Kern Water Bank Authority California Revenue, Series A, (LOC: Wells Fargo Bank N.A.),
	0.01% due 7/1/28	598,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$10,000,000	King County, Washington, General Obligation Limited, Multi-Modal, Series A, (LOC: State Street Bank & Trust Co.),
	0.01% due 1/1/40	$10,000,000
6,160,000	Los Angeles, California, Community Redevelopment Agency, Multi-Family Housing Revenue, Forest City South Park II Apts, (FNMA Insured),
	0.01% due 12/15/24	6,160,000
3,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series A,
	0.01% due 2/15/38	3,000,000
	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series B:
2,000,000	0.010% due 2/15/38	2,000,000
13,850,000	0.010% due 10/1/39	13,850,000
6,000,000	Loudoun County Industrial Development Authority Revenue, Howard Hughes Medical Institute, Series C,
	0.01% due 2/15/38	6,000,000
6,400,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series F,
	0.01% due 11/1/26	6,400,000
3,755,000	Massachusetts State Health & Educational Facilities Authority Revenue, Amherst College Project, Series I,
	0.01% due 11/1/28	3,755,000
2,610,000	Massachusetts State Health & Educational Facilities Authority Revenue, Boston University Project, Series H, (LOC: State Street Bank & Trust Co.),
	0.01% due 12/1/29	2,610,000
6,200,000	Massachusetts State Water Resource Authority, General Obligations, Series B, (LOC: Landesbank Hessen-Thuerigen),
	0.01% due 8/1/28	6,200,000
2,500,000	New Jersey State Educational Facilities Authority Revenue, Refunding, Institute For Advanced Study, Series B, (SPA: Wells Fargo Bank N.A.),
	0.01% due 7/1/31	2,500,000
6,200,000	New York City, New York, City Housing Development Corp., Multi-Family Rental Housing Revenue, 90 Washington Street, Series A, (FNMA Insured),
	0.01% due 2/15/35	6,200,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$4,900,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax, Series A-1, (SPA: TD Bank N.A.),
	0.01% due 11/15/28	$4,900,000
4,000,000	New York State Dormitory Authority Revenue, Columbia, Series B,
	0.01% due 7/1/28	4,000,000
6,300,000	New York State Housing Finance Agency Revenue, North End, Series A, (FNMA Insured),
	0.01% due 11/15/36	6,300,000
	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series A:
3,000,000	0.010% due 12/1/17	3,000,000
10,300,000	0.010% due 6/1/27	10,300,000
11,115,000	North Carolina Educational Facilities Finance Agency Revenue, Duke University Project, Series B,
	0.01% due 12/1/21	11,115,000
6,500,000	Ohio State University General Receipts,
	0.01% due 12/1/21	6,500,000
8,765,000	Ohio State University, Series B,
	0.01% due 12/1/29	8,765,000
7,000,000	Ohio State University, Series E,
	0.01% due 6/1/35	7,000,000
8,100,000	Ohio State, General Obligation Unlimited, Series C,
	0.01% due 6/15/26	8,100,000
300,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B,
	0.15% due 11/1/29	300,000
6,500,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series B-3,
	0.01% due 9/1/35	6,500,000
5,555,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-1,
	0.01% due 9/1/36	5,555,000
1,900,000	Private Colleges & Universities Authority Georgia Revenue, Emory University, Series C-5,
	0.01% due 9/1/36	1,900,000
11,750,000	Purdue University, Indiana, Certificate of Participation, Series A,
	0.01% due 7/1/35	11,750,000
6,275,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series A,
	0.01% due 7/1/33	6,275,000

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

VARIABLE/FLOATING RATE NOTES*,1 — (Continued)
	Weekly Variable/Floating Rate Notes — (Continued)

$10,185,000	Purdue University, Indiana, University Revenues, Student Facilities System, Series C,
	0.01% due 7/1/32	$10,185,000
119,000	Roseville, Minnesota, Commercial Development Revenue, Berger Transfers & Storage, Series F, (LOC: Wells Fargo Bank N.A.),
	0.12% due 12/1/15	119,000
2,655,000	University of North Carolina, Revenue Bonds, Series B,
	0.01% due 12/1/25	2,655,000
18,945,000	University of North Carolina, Revenue Bonds, Series C,
	0.01% due 12/1/25	18,945,000
	University of Texas, University Revenue, Financing System, Series B:
1,360,000	0.010% due 8/1/16	1,360,000
3,455,000	0.010% due 8/1/33	3,455,000
3,975,000	0.010% due 8/1/34	3,975,000
9,800,000	0.010% due 8/1/39	9,800,000
5,205,000	Washington State, Housing Finance Commission, Single Family Program, (SPA: State Street Bank & Trust Co.),
	0.01% due 6/1/48	5,205,000

	Total Weekly Variable/Floating Rate Notes (Amortized Cost $331,981,000)	331,981,000

	TOTAL VARIABLE/FLOATING RATE NOTES (Amortized Cost $721,441,000)	721,441,000

FIXED RATE NOTES* — 3.0%
15,000,000	County of Harris TX, G.o., Ltd. Notes,
	1.50% due 2/29/16	15,070,744
7,500,000	State of Florida, General Obligation Unltd,
	5.00% due 6/1/16	7,709,941

	TOTAL FIXED RATE NOTES (Amortized Cost $22,780,685)	22,780,685

TOTAL INVESTMENTS (Amortized Cost $744,221,685)[2]	99.2%	$744,221,685
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	5,884,470

NET ASSETS	100.0%	$750,106,155

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

* Percentages indicated are based on net assets.
[1] Demand Security; payable upon demand by the Fund with usually no more than thirty (30) calendar day’s notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the final maturity date.
[2] Aggregate cost for federal tax purposes was $744,221,685.
Abbreviations:
DATES — Daily Adjustable Tax-Exempt Securities
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
LOC — Letter of Credit
SPA — Stand-By Purchase Agreement

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Tax-Exempt Cash Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

COUPON TYPE

On October 31, 2015, coupon type of the Portfolio was as follows :

	% of
	Net Assets	Value

COUPON TYPE:
Variable/Floating Rate Notes	96.2%	$721,441,000
Fixed Rate Notes	3.0	22,780,685

TOTAL INVESTMENTS	99.2%	$744,221,685

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Face
Amount		Value

AGENCY NOTES* — 10.9%

	Federal Home Loan Bank — 5.9%
$4,500,000	4.125% due 12/13/19	$4,969,719
19,000,000	5.000% due 11/17/17	20,600,465

		25,570,184

	Federal Home Loan Mortgage Corporation — 3.7%
5,000,000	5.125% due 10/18/16	5,222,520
10,000,000	3.750% due 3/27/19	10,826,860

		16,049,380

	Federal National Mortgage Association — 1.3%
5,000,000	5.000% due 5/11/17	5,327,120

		5,327,120

	TOTAL AGENCY NOTES (Cost $46,468,983)	46,946,684

MORTGAGE-BACKED SECURITIES*,1 — 20.2%

	Federal Home Loan Mortgage Corporation — 6.6%
159	# G00807, 9.500% due 3/1/21	160
315,524	# G12342, 5.500% due 8/1/21	338,459
55,894	# J03604, 5.500% due 10/1/21	59,695
36,875	# J03649, 5.500% due 10/1/21	39,661
125,848	# G12442, 6.000% due 11/1/21	136,193
173,774	# J03536, 5.500% due 11/1/21	184,092
99,312	# G18163, 5.500% due 1/1/22	108,109
365,594	# G13396, 5.500% due 12/1/23	399,908
59,142	# D78677, 8.000% due 3/1/27	61,842
245,136	# C00742, 6.500% due 4/1/29	280,154
88,854	# A57845, 7.000% due 2/1/37	101,672
107,301	# A68937, 6.000% due 11/1/37	121,064
64,883	# A68332, 5.500% due 11/1/37	72,124
358,022	# A70446, 5.000% due 12/1/37	392,031
668,832	# A69653, 5.500% due 12/1/37	743,829
667,758	# A73370, 5.000% due 2/1/38	730,391
799,596	# A90421, 4.500% due 12/1/39	866,841
886,958	# A92890, 4.500% due 7/1/40	961,780
3,155,350	# A97620, 4.500% due 3/1/41	3,421,728
4,242,525	# C03770, 3.500% due 2/1/42	4,421,957
2,799,170	# Q07651, 3.500% due 4/1/42	2,918,263
11,650,000	# G08671, 3.500% due 10/1/45	12,106,431

		28,466,384

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)

	Federal National Mortgage Association — 12.7%
$268	# 535729, 6.500% due 2/1/16	$269
1,216	# 535962, 6.500% due 5/1/16	1,222
383	# 595134, 6.500% due 7/1/16	385
4,149	# 596498, 6.000% due 7/1/16	4,188
1,094	# 608777, 6.500% due 10/1/16	1,109
19,813	# 625990, 5.500% due 12/1/16	20,161
3,056	# 643340, 6.500% due 3/1/17	3,084
6,922	# 555016, 6.500% due 10/1/17	7,110
57,494	# 686230, 5.500% due 2/1/18	59,258
87,838	# 254685, 5.000% due 4/1/18	91,533
101,396	# 740449, 5.500% due 9/1/18	105,222
48,830	# 768557, 5.500% due 2/1/19	50,721
53,128	# 255159, 5.500% due 3/1/19	56,050
478	# 313796, 9.500% due 2/1/21	484
1,769	# 125275, 7.000% due 3/1/24	1,964
8,705	# 313795, 9.500% due 1/1/25	9,469
1,634,419	# AH6827, 4.000% due 3/1/26	1,736,275
1,102,829	# AI1657, 4.000% due 4/1/26	1,162,137
2,077,690	# AB3900, 3.000% due 11/1/26	2,168,799
24,971	# 373328, 8.000% due 3/1/27	25,065
2,472,755	# AK4751, 3.000% due 4/1/27	2,581,229
44,791	# 390895, 8.000% due 6/1/27	50,785
5,827,598	# AO0533, 3.000% due 6/1/27	6,083,291
115,362	# 397602, 8.000% due 8/1/27	130,347
2,226	# 499335, 6.500% due 8/1/29	2,545
9,635	# 252806, 7.500% due 10/1/29	11,780
409	# 523497, 7.500% due 11/1/29	468
2,517	# 588945, 7.000% due 6/1/31	2,811
103,067	# 607862, 7.000% due 9/1/31	113,142
12,591	# 656872, 6.500% due 8/1/32	14,391
19,439	# 687575, 7.000% due 2/1/33	19,776
495,932	# 789856, 6.000% due 8/1/34	565,536
169,497	# 820811, 6.000% due 4/1/35	193,359
109,036	# 829202, 5.000% due 7/1/35	120,158
249,846	# 826586, 5.000% due 8/1/35	275,390
57,040	# 867021, 7.000% due 3/1/36	58,923
57,125	# 256216, 7.000% due 4/1/36	69,727
225,078	# 898412, 5.000% due 10/1/36	247,798
48,331	# 910894, 5.000% due 2/1/37	53,204
65,340	# 912456, 6.500% due 3/1/37	76,642
105,193	# 959877, 5.000% due 11/1/37	115,798
832,919	#973241, 5.000% due 3/1/38	916,887
236,122	# 975593, 5.000% due 6/1/38	259,926

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)

$290,801	# 257573, 5.500% due 2/1/39	$324,667
1,050,011	# AD7128, 4.500% due 7/1/40	1,140,517
8,115,774	# AH1568, 4.500% due 12/1/40	8,877,056
4,108,550	# AH6991, 4.000% due 1/1/41	4,378,507
2,946,907	# AH4004, 4.500% due 3/1/41	3,202,535
2,518,182	# AH8351, 4.000% due 3/1/41	2,685,351
1,726,549	# AJ1315, 4.000% due 9/1/41	1,857,254
2,258,750	# AI8779, 4.000% due 11/1/41	2,410,168
4,123,817	# AJ5958, 4.000% due 12/1/41	4,392,203
1,637,574	# AK5070, 3.500% due 3/1/42	1,705,730
6,344,390	# AK5426, 3.500% due 3/1/42	6,618,160

		55,060,566

	Government National Mortgage Association — 0.9%
13,754	# 460389, 7.000% due 5/15/28	13,902
9,890	# 464049, 7.000% due 7/15/28	10,846
15,549	# 476259, 7.000% due 8/15/28	15,604
11,666	# 485264, 7.500% due 2/15/31	12,018
23,538	# 559304, 7.000% due 9/15/31	26,445
36,241	# 570289, 7.000% due 1/15/32	37,307
377,625	# 652486, 5.500% due 4/15/36	426,356
488,772	# 651859, 5.000% due 6/15/36	546,830
374,408	# 782150, 5.500% due 4/15/37	422,246
105,333	# 608508, 6.000% due 8/15/37	118,817
88,077	# 662521, 6.000% due 8/15/37	100,079
183,593	# 677545, 6.000% due 11/15/37	208,608
194,945	# 676291, 6.000% due 12/15/37	221,661
34,926	# 678831, 5.000% due 1/15/38	38,400
149,741	# 685836, 5.500% due 4/15/38	167,753
873,282	# 698235, 5.000% due 6/15/39	968,338
639,532	# 716655, 5.000% due 8/15/39	707,594

		4,042,804

	TOTAL MORTGAGE-BACKED SECURITIES (Cost $85,329,888)	87,569,754

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

CORPORATE NOTES* — 40.3%

	Communications — 3.3%
$8,954,000	Amazon.com, Inc.,
	2.600% due 12/5/19	$9,167,240
5,000,000	Amazon.com, Inc.,
	4.800% due 12/5/34	5,254,575

		14,421,815

	Consumer, Cyclical — 8.4%
7,000,000	American Honda Finance Corp.,
	1.600% due 7/13/18	6,993,476
9,344,000	Toyota Motor Credit Corp.,
	2.000% due 10/24/18	9,463,968
9,335,000	Wal-Mart Stores, Inc.,
	7.550% due 2/15/30	13,123,880
5,000,000	Wal-Mart Stores, Inc.,
	6.500% due 8/15/37	6,525,955

		36,107,279

	Consumer, Non-Cyclical — 8.1%
10,650,000	Coca-Cola Co. (The),
	3.300% due 9/1/21	11,204,641
11,850,000	PepsiCo, Inc.,
	7.900% due 11/1/18	13,996,651
8,114,000	Procter & Gamble Co. (The),
	5.550% due 3/5/37	9,928,185

		35,129,477

	Financial — 13.5%
7,000,000	American Express Credit Corp.,
	2.250% due 8/15/19	7,028,308
10,000,000	Berkshire Hathaway Finance Corp.,
	4.250% due 1/15/21[2]	10,968,650
20,107,000	GE Capital International Funding Co.,
	0.964% due 4/15/16	20,103,039
8,379,000	Wachovia Corp.,
	5.750% due 2/1/18	9,132,280
11,000,000	Wells Fargo & Co.,
	4.100% due 6/3/26	11,209,825

		58,442,102

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

CORPORATE NOTES* — (Continued)

	Industrial — 5.1%
$10,000,000	Caterpillar Financial Services Corp.,
	7.050% due 10/1/18	$11,465,550
10,000,000	John Deere Capital Corp.,
	3.900% due 7/12/21	10,658,380

		22,123,930

	Technology — 1.9%
8,000,000	Intel Corp.,
	3.300% due 10/1/21	8,386,016

		8,386,016

	TOTAL CORPORATE NOTES (Cost $171,955,094)	174,610,619

US TREASURY NOTES/BONDS* — 23.6%
10,000,000	U.S. Treasury Bonds,
	7.500% due 11/15/16	10,721,350
20,000,000	U.S. Treasury Bonds,
	6.250% due 8/15/23	26,215,360
12,100,000	U.S. Treasury Bonds,
	6.125% due 8/15/29	17,389,975
5,000,000	U.S. Treasury Bonds,
	3.125% due 11/15/41	5,236,980
15,000,000	U.S. Treasury Notes,
	1.250% due 10/31/18	15,085,545
12,000,000	U.S. Treasury Notes,
	3.750% due 11/15/18	12,968,904
7,000,000	U.S. Treasury Notes,
	1.375% due 11/30/18	7,062,342
7,500,000	U.S. Treasury Notes,
	1.250% due 10/31/19	7,472,850

	TOTAL US TREASURY NOTES/BONDS (Cost $99,797,755)	102,153,306

MUNICIPAL BONDS* — 1.4%
6,035,000	Mississippi, General Obligation Unlimited, Series C,
	2.227% due 10/1/17	6,182,375

	TOTAL MUNICIPAL BONDS (Cost $6,035,000)	6,182,375

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

REPURCHASE AGREEMENT* — 2.8%
$11,960,000	With Societe Generale, dated 10/30/15, 0.100%, principal and interest in the amount of $11,960,100, due 11/2/15, (collateralized by a U.S. Treasury Note with a par value of $11,990,000, coupon rate of 1.500%, due 12/31/18, market value of $12,195,748)	$11,960,000

	TOTAL REPURCHASE AGREEMENT (Cost $11,960,000)	11,960,000

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.4%
1,832,385	State Street Navigator Securities Lending Prime Portfolio	1,832,385

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,832,385)	1,832,385

TOTAL INVESTMENTS (Cost $423,379,105)[3]	99.6%	$431,255,123
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4	1,831,229

NET ASSETS	100.0%	$433,086,352

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at October 31, 2015.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $423,379,105.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

SECTOR DIVERSIFICATION

On October 31, 2015, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Corporate	40.3%	$174,610,619
US Treasury Notes/Bonds	23.6	102,153,306
Federal National Mortgage Association	14.0	60,387,686
Federal Home Loan Mortgage Corporation	10.3	44,515,764
Federal Home Loan Bank	5.9	25,570,184
Municipal Bonds	1.4	6,182,375
Government National Mortgage Association	0.9	4,042,804

TOTAL	96.4%	$417,462,738
REPURCHASE AGREEMENTS	2.8	11,960,000
INVESTMENTS OF SECURITY LENDING COLLATERAL	0.4	1,832,385

TOTAL INVESTMENTS	99.6%	$431,255,123

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 98.7%

	Aerospace & Defense — 7.2%
42,500	Boeing Co. (The)	$6,292,975
53,100	Raytheon Co.	6,233,940

		12,526,915

	Banks — 9.0%
100,100	JPMorgan Chase & Co.	6,431,425
52,400	PNC Financial Services Group, Inc.	4,729,624
82,425	Wells Fargo & Co.	4,462,489

		15,623,538

	Beverages — 4.9%
42,000	Dr Pepper Snapple Group, Inc.	3,753,540
46,550	PepsiCo, Inc.	4,756,945

		8,510,485

	Biotechnology — 1.8%
91,895	Baxalta, Inc.	3,166,702

	Capital Markets — 4.7%
48,630	Franklin Resources, Inc.	1,982,159
130,000	Invesco, Ltd.	4,312,100
27,000	Northern Trust Corp.	1,900,530

		8,194,789

	Chemicals — 0.8%
15,110	Monsanto Co.	1,408,554

	Communications Equipment — 2.8%
170,000	Cisco Systems, Inc.	4,904,500

	Consumer Finance — 3.3%
28,420	American Express Co.	2,082,049
64,700	Discover Financial Services	3,637,434

		5,719,483

	Electronic Equipment, Instruments & Components — 1.8%
56,530	Amphenol Corp. — Class A	3,065,057

	Energy Equipment & Services — 3.8%
47,155	Halliburton Co.	1,809,809
60,770	Schlumberger, Ltd.	4,749,783

		6,559,592

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Food Products — 1.7%
60,000	Campbell Soup Co.	$3,047,400

	Health Care Equipment & Supplies — 2.5%
69,000	Baxter International, Inc.	2,579,910
24,000	Medtronic PLC	1,774,080

		4,353,990

	Health Care Providers & Services — 4.8%
36,000	Laboratory Corp. of America Holdings[1]	4,418,640
85,000	Patterson Cos., Inc.	4,029,000

		8,447,640

	Hotels, Restaurants & Leisure — 1.7%
16,905	Panera Bread Co. — Class A1,2	2,998,440

	Insurance — 1.9%
28,600	ACE, Ltd.	3,247,244

	Internet & Catalog Retail — 2.7%
3,270	Priceline Group, Inc. (The)[1]	4,755,365

	IT Services — 10.4%
49,290	Accenture PLC — Class A	5,283,888
28,060	Cognizant Technology Solutions Corp. — Class A1	1,911,167
46,900	Gartner, Inc.[1]	4,252,423
32,550	Global Payments, Inc.	4,440,145
22,500	Mastercard, Inc. — Class A	2,227,275

		18,114,898

	Life Sciences Tools & Services — 2.2%
30,000	Waters Corp.[1]	3,834,000

	Machinery — 2.9%
34,500	Danaher Corp.	3,219,195
18,050	Parker-Hannifin Corp.	1,889,835

		5,109,030

	Media — 3.8%
50,000	Omnicom Group, Inc.	3,746,000
48,225	Scripps Networks Interactive, Inc. — Class A	2,897,358

		6,643,358

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 2.8%
73,890	Dollar Tree, Inc.[1,2]	$4,839,056

	Oil, Gas & Consumable Fuels — 2.3%
44,840	Chevron Corp.	4,075,059

	Pharmaceuticals — 6.6%
58,950	Abbott Laboratories	2,640,960
49,000	Eli Lilly & Co.	3,996,930
48,710	Johnson & Johnson	4,921,171

		11,559,061

	Software — 3.1%
140,755	Oracle Corp.	5,466,924

	Specialty Retail — 2.8%
38,865	Home Depot, Inc.	4,805,269

	Technology Hardware, Storage & Peripherals — 4.7%
69,190	Apple, Inc.	8,268,205

	Trading Companies & Distributors — 1.7%
13,705	WW Grainger, Inc.	2,878,050

	TOTAL COMMON STOCKS (Cost $118,221,745)	172,122,604

Face
Amount

REPURCHASE AGREEMENT* — 0.2%
$407,929	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $407,929, due 11/2/15, (collateralized by a FNMA security with a par value of $394,071, coupon rate of 4.000%, due 9/25/39, market value of $416,288)	407,929

	TOTAL REPURCHASE AGREEMENT (Cost $407,929)	407,929

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.3%
7,410,080	State Street Navigator Securities Lending Prime Portfolio	$7,410,080

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $7,410,080)	7,410,080

TOTAL INVESTMENTS (Cost $126,039,754)[3]	103.2%	$179,940,613
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.2)	(5,531,865)

NET ASSETS	100.0%	$174,408,748

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $126,069,490.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	10.4%	$18,114,898
Banks	9.0	15,623,538
Aerospace & Defense	7.2	12,526,915
Pharmaceuticals	6.6	11,559,061
Beverages	4.9	8,510,485
Health Care Providers & Services	4.8	8,447,640
Technology Hardware, Storage & Peripherals	4.7	8,268,205
Capital Markets	4.7	8,194,789
Media	3.8	6,643,358
Energy Equipment & Services	3.8	6,559,592
Consumer Finance	3.3	5,719,483
Software	3.1	5,466,924
Machinery	2.9	5,109,030
Communications Equipment	2.8	4,904,500
Multi-line Retail	2.8	4,839,056
Specialty Retail	2.8	4,805,269
Internet & Catalog Retail	2.7	4,755,365
Health Care Equipment & Supplies	2.5	4,353,990
Oil, Gas & Consumable Fuels	2.3	4,075,059
Life Sciences Tools & Services	2.2	3,834,000
Insurance	1.9	3,247,244
Biotechnology	1.8	3,166,702
Electronic Equipment, Instruments & Components	1.8	3,065,057
Food Products	1.7	3,047,400
Hotels, Restaurants & Leisure	1.7	2,998,440
Trading Companies & Distributors	1.7	2,878,050
Chemicals	0.8	1,408,554

TOTAL COMMON STOCKS	98.7%	$172,122,604
REPURCHASE AGREEMENT	0.2	407,929
INVESTMENT OF SECURITY LENDING COLLATERAL	4.3	7,410,080

TOTAL INVESTMENTS	103.2%	$179,940,613

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 97.0%

	Aerospace & Defense — 1.7%
456,326	Orbital ATK, Inc.	$39,070,632

	Airlines — 1.7%
541,027	Air Methods Corp.[1]	22,144,235
985,706	Skywest, Inc.	18,767,842

		40,912,077

	Automotive — 5.2%
1,128,639	American Axle & Manufacturing Holdings, Inc.[1]	25,010,640
232,927	Lithia Motors, Inc. — Class A	27,343,301
398,094	Tenneco Automotive, Inc.[1]	22,528,139
537,850	Thor Industries, Inc.	29,086,928
1,494,970	Wabash National Corp.[1,2]	17,894,791

		121,863,799

	Banking — 11.3%
462,678	Chemical Financial Corp.	15,698,665
327,052	Eagle Bancorp, Inc.[1]	15,567,675
405,505	Euronet Worldwide, Inc.[1]	32,537,721
1,821,068	FirstMerit Corp.	34,217,868
2,556,907	FNB Corp.	34,441,537
332,451	Lakeland Financial Corp.	14,937,023
503,970	WesBanco, Inc.	16,454,621
1,208,739	Western Alliance Bancorp[1]	43,212,419
2,215,986	Wilshire Bancorp, Inc.	23,688,890
712,546	Wintrust Financial Corp.	35,976,448

		266,732,867

	Building Materials — 1.6%
437,268	ScanSource, Inc.[1]	15,090,119
410,799	US Concrete, Inc.[1]	22,782,912

		37,873,031

	Chemicals — 0.3%
447,268	Huntsman Corp.	5,890,520

	Commercial Services — 7.1%
703,017	AMN Healthcare Services, Inc.[1]	19,944,592
835,362	Cardtronics, Inc.[1]	28,819,989
683,959	Grand Canyon Education, Inc.[1,2]	28,425,336

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)
	Commercial Services — (Continued)

931,109	Korn/Ferry International	$33,864,435
614,081	MAXIMUS, Inc.	41,880,324
509,264	TrueBlue, Inc.[1]	14,753,378

		167,688,054

	Communications — 3.4%
821,598	ARRIS Group, Inc.[1]	23,218,360
664,902	Fabrinet[1]	14,408,426
2,439,937	Iridium Communications, Inc.[1,2]	20,031,883
439,386	Plantronics, Inc.	23,559,877

		81,218,546

	Computer Software & Processing — 2.1%
1,116,992	Mentor Graphics Corp.	30,382,182
853,361	Web.com Group, Inc.[1]	20,028,383

		50,410,565

	Computers & Information — 2.5%
668,078	Electronics for Imaging, Inc.[1]	31,025,542
1,027,204	Super Micro Computer, Inc.[1,2]	28,977,425

		60,002,967

	Electric Utilities — 1.2%
266,808	ALLETE, Inc.	13,396,430
236,104	IDACORP, Inc.	15,783,552

		29,179,982

	Electrical Equipment — 3.1%
446,797	AZZ, Inc.	24,721,278
358,920	EnerSys	21,890,531
259,396	Littelfuse, Inc.	25,921,442

		72,533,251

	Electronics — 5.5%
726,461	Cirrus Logic, Inc.[1]	22,396,793
1,122,562	Integrated Device Technology, Inc.[1]	28,625,331
871,360	Microsemi Corp.[1]	31,377,674
260,455	Synaptics, Inc.[1,2]	22,162,116
698,782	Tessera Technologies, Inc.	24,436,406

		128,998,320

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Entertainment & Leisure — 1.1%
746,426	Cinemark Holdings, Inc.	$26,453,338

	Financial Services — 3.6%
417,152	EPR Properties	23,698,405
908,417	Kite Realty Group Trust	23,991,293
838,538	PennyMac Mortgage Investment Trust	12,259,426
1,830,597	Summit Hotel Properties, Inc.	23,944,209

		83,893,333

	Forest Products & Paper — 2.3%
975,118	Boise Cascade Co.[1]	29,185,282
1,689,782	Graphic Packaging Holding Co.	23,927,313

		53,112,595

	Health Care Providers — 2.9%
452,091	Acadia Healthcare Co., Inc.[1]	27,762,908
196,011	Amsurg Corp.[1]	13,738,411
495,500	VCA, Inc.[1]	27,138,535

		68,639,854

	Heavy Construction — 2.4%
499,735	Granite Construction, Inc.	16,411,297
473,266	Meritage Homes Corp.[1]	16,687,359
1,141,344	Primoris Services Corp.	22,735,573

		55,834,229

	Heavy Machinery — 2.4%
730,545	Brunswick Corp.	39,310,626
1,342,508	Entegris, Inc.[1]	17,224,378

		56,535,004

	Home Construction, Furnishings & Appliances — 5.6%
726,308	CalAtlantic Group, Inc.[1]	27,665,086
295,394	Helen of Troy, Ltd.[1]	29,306,039
871,360	Herman Miller, Inc.	27,648,253
959,237	La-Z-Boy, Inc.	27,386,216
1,055,584	Steelcase, Inc. — Class A	20,488,885

		132,494,479

	Insurance — 6.1%
1,318,157	American Equity Investment Life Holding Co.	33,850,272
1,835,891	CNO Financial Group, Inc.	35,267,466
401,270	Horace Mann Educators Corp.	13,739,485

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)
	Insurance — (Continued)

213,870	Molina Healthcare, Inc.[1,2]	$13,259,940
2,225,515	Radian Group, Inc.	32,203,202
167,284	WellCare Health Plans, Inc.[1]	14,821,362

		143,141,727

	Media — Broadcasting & Publishing — 2.3%
453,150	Ryman Hospitality Properties	23,835,690
1,034,409	Sinclair Broadcast Group, Inc. — Class A	31,042,614

		54,878,304

	Medical Supplies — 3.8%
382,213	Coherent, Inc.[1]	20,715,945
1,028,057	Depomed, Inc.[1,2]	17,990,997
1,172,048	Globus Medical, Inc. — Class A1	26,195,273
332,451	STERIS Corp.	24,917,202

		89,819,417

	Oil & Gas — 2.5%
444,679	Carrizo Oil & Gas, Inc.[1]	16,733,271
964,926	Forum Energy Technologies, Inc.[1]	12,785,269
452,091	New Jersey Resources Corp.	14,322,243
1,403,198	Oasis Petroleum, Inc.[1,2]	16,319,193

		60,159,976

	Pharmaceuticals — 3.9%
537,231	AMAG Pharmaceuticals, Inc.[1]	21,489,240
654,936	Emergent Biosolutions, Inc.[1]	21,056,192
553,732	Insys Therapeutics, Inc.[1,2]	14,264,136
397,035	Lannett Co., Inc.[1,2]	17,775,257
1,037,585	Supernus Pharmaceuticals, Inc.[1]	17,120,153

		91,704,978

	Real Estate — 1.1%
1,258,866	Hilltop Holdings, Inc.[1]	26,398,420

	Real Estate Investment Trusts — 2.7%
2,451,031	Ashford Hospitality Trust, Inc.	16,863,094
1,655,902	Brandywine Realty Trust	22,354,677
793,012	DuPont Fabros Technology, Inc.	25,447,755

		64,665,526

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Restaurants — 2.2%
1,440,973	Bloomin’ Brands, Inc.	$24,453,312
824,774	Texas Roadhouse, Inc.	28,330,987

		52,784,299

	Retailers — 2.1%
559,026	Big Lots, Inc.	25,771,098
312,334	Stamps.com, Inc.[1]	23,615,574

		49,386,672

	Telecommunications — 1.3%
406,564	j2 Global, Inc.	31,529,038

	Textiles, Clothing & Fabrics — 1.0%
677,607	Steven Madden, Ltd.[1]	23,614,604

	Transportation — 0.9%
1,396,505	Swift Transportation Co.[1,2]	21,827,373

	Water Companies — 0.1%
67,458	American States Water Co.	2,748,914

	TOTAL COMMON STOCKS (Cost $2,088,443,550)	2,291,996,691

Face
Amount

REPURCHASE AGREEMENT* — 2.8%
$67,474,749	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $67,474,805, due 11/2/15, (collateralized by FHLMC securities with a par value of $37,240,235, coupon rates of 3.000% — 4.000%, due 8/15/39, total market value of $39,105,838 and by a FNMA security with a par value of $28,132,660, coupon rate of 4.000%, due 9/25/39, total market value of $29,718,752)	67,474,749

	TOTAL REPURCHASE AGREEMENT (Cost $67,474,749)	67,474,749

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 5.2%
122,687,791	State Street Navigator Securities Lending Prime Portfolio	$122,687,791

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $122,687,791)	122,687,791

TOTAL INVESTMENTS (Cost $2,278,606,090)[3]	105.0%	$2,482,159,231
LIABILITIES IN EXCESS OF OTHER ASSETS	(5.0)	(119,146,789)

NET ASSETS	100.0%	$2,363,012,442

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $2,284,305,617.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Banking	11.3%	$266,732,867
Commercial Services	7.1	167,688,054
Insurance	6.1	143,141,727
Home Construction, Furnishings & Appliances	5.6	132,494,479
Electronics	5.5	128,998,320
Automotive	5.2	121,863,799
Pharmaceuticals	3.9	91,704,978
Medical Supplies	3.8	89,819,417
Financial Services	3.6	83,893,333
Communications	3.4	81,218,546
Electrical Equipment	3.1	72,533,251
Health Care Providers	2.9	68,639,854
Real Estate Investment Trusts	2.7	64,665,526
Oil & Gas	2.5	60,159,976
Computers & Information	2.5	60,002,967
Heavy Machinery	2.4	56,535,004
Heavy Construction	2.4	55,834,229
Media — Broadcasting & Publishing	2.3	54,878,304
Forest Products & Paper	2.3	53,112,595
Restaurants	2.2	52,784,299
Computer Software & Processing	2.1	50,410,565
Retailers	2.1	49,386,672
Airlines	1.7	40,912,077
Aerospace & Defense	1.7	39,070,632
Building Materials	1.6	37,873,031
Telecommunications	1.3	31,529,038
Electric Utilities	1.2	29,179,982
Entertainment & Leisure	1.1	26,453,338
Real Estate	1.1	26,398,420
Textiles, Clothing & Fabrics	1.0	23,614,604
Transportation	0.9	21,827,373
Chemicals	0.3	5,890,520
Water Companies	0.1	2,748,914

TOTAL COMMON STOCKS	97.0%	$2,291,996,691
REPURCHASE AGREEMENTS	2.8	67,474,749
INVESTMENTS OF SECURITY LENDING COLLATERAL	5.2	122,687,791

TOTAL INVESTMENTS	105.0%	$2,482,159,231

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 98.6%

	Advertising — 3.6%
25,105	Interpublic Group of Cos., Inc. (The)	$575,658
20,864	Outfront Media, Inc.	492,599

		1,068,257

	Aerospace & Defense — 1.7%
9,689	Spirit AeroSystems Holdings, Inc. — Class A1	510,998

	Airlines — 1.2%
14,591	JetBlue Airways Corp.[1]	362,440

	Automotive — 7.5%
36,547	Gentex Corp.	599,005
4,836	Lear Corp.	604,790
11,073	Penske Auto Group, Inc.	540,805
9,130	Thor Industries, Inc.[2]	493,751

		2,238,351

	Banking — 7.2%
15,382	East West Bancorp, Inc.	621,279
42,909	Huntington Bancshares, Inc.	470,712
13,143	PacWest Bancorp[2]	591,961
28,889	Umpqua Holdings Corp.	482,446

		2,166,398

	Chemicals — 1.8%
9,041	Westlake Chemical Corp.	544,901

	Commercial Services — 3.2%
3,975	Global Payments, Inc.	542,230
8,398	Vantiv, Inc. — Class A1,2	421,160

		963,390

	Communications — 3.5%
15,683	CommScope Holding Co., Inc.[1]	508,599
6,667	Harris Corp.	527,560

		1,036,159

	Computer Software & Processing — 5.2%
10,553	Amdocs, Ltd.	628,642
8,445	Deluxe Corp.[2]	502,900
3,831	F5 Networks, Inc.[1,2]	422,176

		1,553,718

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Computers & Information — 2.9%
39,150	Brocade Communications Systems, Inc.	$407,943
22,680	Pitney Bowes, Inc.[2]	468,342

		876,285

	Containers & Packaging — 2.0%
11,238	Crown Holdings, Inc.[1]	596,064

	Electric Utilities — 3.4%
14,366	CMS Energy Corp.[2]	518,182
17,637	OGE Energy Corp.	502,831

		1,021,013

	Electrical Equipment — 1.6%
7,543	Regal Beloit[2]	481,168

	Electronics — 6.1%
5,806	Arrow Electronics, Inc.[1]	319,272
9,245	Avnet, Inc.	420,000
33,357	ON Semiconductor Corp.[1]	366,927
16,371	Qorvo, Inc.[1]	719,178

		1,825,377

	Financial Services — 3.2%
15,022	LaSalle Hotel Properties[2]	441,797
20,343	RLJ Lodging Trust	510,406

		952,203

	Forest Products & Paper — 3.5%
21,765	Masco Corp.	631,185
8,000	WestRock Co.	430,080

		1,061,265

	Health Care Providers — 3.5%
8,089	Community Health Systems, Inc.[1,2]	226,815
9,308	HealthSouth Corp.[2]	324,198
6,862	Mednax, Inc.[1]	483,565

		1,034,578

	Heavy Construction — 1.9%
30,286	PulteGroup, Inc.[2]	555,142

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Heavy Machinery — 4.1%
11,734	Brunswick Corp.[2]	$631,407
15,387	ITT Corp.	609,017

		1,240,424

	Insurance — 10.4%
19,137	Assured Guaranty, Ltd.	525,119
5,943	Health Net, Inc.[1]	381,897
13,156	Lincoln National Corp.	703,978
54,566	MGIC Investment Corp.[1,2]	512,920
33,918	Old Republic International Corp.	611,881
4,205	WellCare Health Plans, Inc.[1,2]	372,563

		3,108,358

	Miscellaneous — 3.2%
15,238	Corrections Corp. of America	434,283
11,911	Jarden Corp.[1]	533,613

		967,896

	Oil & Gas — 2.0%
10,438	SM Energy Co.[2]	348,107
14,883	Whiting Petroleum Corp.[1,2]	256,434

		604,541

	Real Estate — 1.9%
3,445	Jones Lang Lasalle, Inc.	574,316

	Real Estate Investment Trusts — 1.6%
21,054	BioMed Realty Trust, Inc.	492,874

	Restaurants — 2.9%
10,108	Brinker International, Inc.[2]	460,015
6,514	Darden Restaurants, Inc.[2]	403,152

		863,167

	Retailers — 4.3%
2,725	Advance Auto Parts, Inc.	540,722
7,568	Foot Locker, Inc.	512,732
28,850	Rite Aid Corp.[1]	227,338

		1,280,792

	Textiles, Clothing & Fabrics — 2.0%
19,213	Hanesbrands, Inc.	613,663

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Transportation — 3.2%
4,229	Expedia, Inc.	$576,413
6,042	Old Dominion Freight Line, Inc.[1]	374,241

		950,654

	TOTAL COMMON STOCKS (Cost $29,419,142)	29,544,392

Face
Amount

REPURCHASE AGREEMENT* — 1.7%
$500,424	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $500,424, due 11/2/15, (collateralized by a FHLMC security with a par value of $488,341, coupon rate of 3.500%, due 10/15/40, market value of $511,435)	500,424

	TOTAL REPURCHASE AGREEMENT (Cost $500,424)	500,424

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 15.4%
4,628,322	State Street Navigator Securities Lending Prime Portfolio	4,628,322

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $4,628,322)	4,628,322

TOTAL INVESTMENTS (Cost $34,547,888)[3]	115.7%	$34,673,138
LIABILITIES IN EXCESS OF OTHER ASSETS	(15.7)	(4,693,619)

NET ASSETS	100.0%	$29,979,519

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $34,672,996.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Mid Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	10.4%	$3,108,358
Automotive	7.5	2,238,351
Banking	7.2	2,166,398
Electronics	6.1	1,825,377
Computer Software & Processing	5.2	1,553,718
Retailers	4.3	1,280,792
Heavy Machinery	4.1	1,240,424
Advertising	3.6	1,068,257
Forest Products & Paper	3.5	1,061,265
Communications	3.5	1,036,159
Health Care Providers	3.5	1,034,578
Electric Utilities	3.4	1,021,013
Miscellaneous	3.2	967,896
Commercial Services	3.2	963,390
Financial Services	3.2	952,203
Transportation	3.2	950,654
Computers & Information	2.9	876,285
Restaurants	2.9	863,167
Textiles, Clothing & Fabrics	2.0	613,663
Oil & Gas	2.0	604,541
Containers & Packaging	2.0	596,064
Real Estate	1.9	574,316
Heavy Construction	1.9	555,142
Chemicals	1.8	544,901
Aerospace & Defense	1.7	510,998
Real Estate Investment Trusts	1.6	492,874
Electrical Equipment	1.6	481,168
Airlines	1.2	362,440

TOTAL COMMON STOCKS	98.6%	$29,544,392
REPURCHASE AGREEMENTS	1.7	500,424
INVESTMENTS OF SECURITY LENDING COLLATERAL	15.4	4,628,322

TOTAL INVESTMENTS	115.7%	$34,673,138

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 100.0%

	Aerospace & Defense — 2.5%
10,900	Northrop Grumman Corp.	$2,046,475

	Airlines — 3.3%
23,290	Delta Air Lines, Inc.	1,184,064
10,160	FedEx Corp.	1,585,468

		2,769,532

	Automotive — 2.4%
29,860	General Motors Co.	1,042,412
18,215	PACCAR, Inc.	959,020

		2,001,432

	Banking — 11.9%
20,335	Capital One Financial Corp.	1,604,431
52,880	Citigroup, Inc.	2,811,630
19,535	PNC Financial Services Group, Inc.	1,763,229
35,840	SunTrust Banks, Inc.	1,488,077
40,455	Wells Fargo & Co.	2,190,234

		9,857,601

	Beverages, Food & Tobacco — 1.7%
31,285	Tyson Foods, Inc. — Class A	1,387,803

	Chemicals — 0.7%
17,425	Mosaic Co. (The)	588,791

	Commercial Services — 1.7%
4,760	Alliance Data Systems Corp.[1]	1,415,196

	Computers & Information — 0.8%
25,915	Hewlett-Packard Co.	698,668

	Electronic Technology — 1.5%
15,770	Lam Research Corp.	1,207,824

	Electronics — 2.8%
6,760	Avago Technologies, Ltd.	832,359
22,880	TE Connectivity, Ltd.	1,474,387

		2,306,746

	Entertainment & Leisure — 2.3%
25,300	Time Warner, Inc.	1,906,102

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Financial Services — 10.1%
12,670	Ameriprise Financial, Inc.	$1,461,611
15,295	Crown Castle International Corp.	1,307,111
11,130	Goldman Sachs Group, Inc. (The)	2,086,875
54,805	JPMorgan Chase & Co.	3,521,221

		8,376,818

	Health Care Providers — 1.1%
13,585	HCA Holdings, Inc.[1]	934,512

	Household Products — 2.3%
11,295	Snap-On, Inc.	1,873,728

	Insurance — 11.3%
34,860	American International Group, Inc.	2,198,272
7,525	Anthem, Inc.	1,047,104
15,045	Lincoln National Corp.	805,058
33,415	Metlife, Inc.	1,683,448
28,020	Principal Financial Group, Inc.	1,405,483
7,650	Travelers Cos., Inc. (The)	863,608
33,295	Voya Financial, Inc.	1,350,778

		9,353,751

	Oil & Gas — 13.8%
36,400	ConocoPhillips	1,941,940
22,980	EOG Resources, Inc.	1,972,833
59,875	Kinder Morgan, Inc.	1,637,581
26,730	Occidental Petroleum Corp.	1,992,454
31,265	Schlumberger, Ltd.	2,443,673
22,995	Valero Energy Corp.	1,515,830

		11,504,311

	Pharmaceuticals — 13.0%
5,135	Allergan PLC[1]	1,583,993
18,930	Cardinal Health, Inc.	1,556,046
26,790	Johnson & Johnson	2,706,594
6,545	McKesson Corp.	1,170,246
36,195	Merck & Co., Inc.	1,978,419
53,720	Pfizer, Inc.	1,816,810

		10,812,108

	Producer Manufacturing — 1.7%
31,990	Johnson Controls, Inc.	1,445,308

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate — 2.0%
9,990	Jones Lang Lasalle, Inc.	$1,665,433

	Retailers — 4.7%
8,420	CVS Health Corp.	831,728
16,970	Express Scripts Holding Co.[1]	1,465,869
24,155	Foot Locker, Inc.	1,636,501

		3,934,098

	Technology — 5.8%
95,455	Cisco Systems, Inc.	2,753,877
60,905	Intel Corp.	2,062,243

		4,816,120

	Telecommunications — 1.3%
31,165	AT&T, Inc.	1,044,339

	Telephone Systems — 1.3%
22,630	Verizon Communications, Inc.	1,060,894

	TOTAL COMMON STOCKS (Cost $75,221,729)	83,007,590

Face
Amount

REPURCHASE AGREEMENT* — 0.0%
$16,968	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $16,968, due 11/2/15, (collateralized by a FHLMC security with a par value of $16,754, coupon rate of 4.000%, due 9/15/40, market value of $17,830)	16,968

	TOTAL REPURCHASE AGREEMENT (Cost $16,968)	16,968

TOTAL INVESTMENTS (Cost $75,238,697)[2]	100.0%	$83,024,558
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	40,050

NET ASSETS	100.0%	$83,064,608

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $75,348,346.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Oil & Gas	13.8%	$11,504,311
Pharmaceuticals	13.0	10,812,108
Banking	11.9	9,857,601
Insurance	11.3	9,353,751
Financial Services	10.1	8,376,818
Technology	5.8	4,816,120
Retailers	4.7	3,934,098
Airlines	3.3	2,769,532
Electronics	2.8	2,306,746
Aerospace & Defense	2.5	2,046,475
Automotive	2.4	2,001,432
Entertainment & Leisure	2.3	1,906,102
Household Products	2.3	1,873,728
Real Estate	2.0	1,665,433
Producer Manufacturing	1.7	1,445,308
Commercial Services	1.7	1,415,196
Beverages, Food & Tobacco	1.7	1,387,803
Electronic Technology	1.5	1,207,824
Telephone Systems	1.3	1,060,894
Telecommunications	1.3	1,044,339
Health Care Providers	1.1	934,512
Computers & Information	0.8	698,668
Chemicals	0.6	588,791

TOTAL COMMON STOCKS	99.9%	$83,007,590
REPURCHASE AGREEMENTS	0.0 [1]	16,968

TOTAL INVESTMENTS	99.9%	$83,024,558

[1]	Amount rounds to less than 0.01%.

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 99.4%

	Airlines — 2.3%
16,698	Hawaiian Holdings, Inc.[1]	$579,420
12,660	Virgin America, Inc.[1,2]	450,823

		1,030,243

	Auto Components — 2.8%
25,124	Dana Holding Corp.	422,083
7,903	Gentherm, Inc.[1,2]	388,511
8,386	Tenneco Automotive, Inc.[1]	474,564

		1,285,158

	Banks — 5.0%
8,977	Banner Corp.	440,501
25,239	First Midwest Bancorp, Inc.	449,759
14,667	LegacyTexas Financial Group, Inc.	420,943
3,871	PacWest Bancorp	174,350
18,559	PrivateBancorp, Inc.	776,323

		2,261,876

	Biotechnology — 4.2%
17,804	Emergent Biosolutions, Inc.[1,2]	572,399
23,284	Momenta Pharmaceuticals, Inc.[1]	382,090
9,524	Prothena Corp. PLC[1]	490,581
63,121	Sangamo Biosciences, Inc.[1,2]	445,003

		1,890,073

	Capital Markets — 0.9%
11,563	HFF, Inc. — Class A	399,155

	Chemicals — 2.7%
9,549	Innophos Holdings, Inc.	405,737
24,613	Trinseo SA1,2	798,692

		1,204,429

	Commercial Services & Supplies — 1.0%
7,697	Deluxe Corp.	458,356

	Communications Equipment — 3.5%
8,810	Dycom Industries, Inc.[1,2]	670,353
9,185	InterDigital, Inc.	466,047
8,387	Plantronics, Inc.	449,711

		1,586,111

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 1.1%
15,327	Comfort Systems USA, Inc.	$489,391

	Consumer Finance — 0.5%
16,654	Enova International, Inc.[1]	216,502

	Diversified Consumer Services — 1.4%
4,743	Capella Education Co.	214,147
7,797	Strayer Education, Inc.[1,2]	412,617

		626,764

	Diversified Telecommunication Services — 0.6%
13,844	Inteliquent, Inc.	286,848

	Electronic Equipment, Instruments & Components — 2.1%
13,717	Methode Electronics, Inc.	457,187
5,887	OSI Systems, Inc.[1]	507,342

		964,529

	Food Products — 1.7%
7,858	Cal-Maine Foods, Inc.	420,089
5,105	Sanderson Farms, Inc.	354,848

		774,937

	Gas Utilities — 0.8%
11,270	New Jersey Resources Corp.	357,034

	Health Care Equipment & Supplies — 6.1%
32,335	Cutera, Inc.[1,2]	438,786
4,860	Cynosure, Inc. — Class A1,2	182,930
16,731	Natus Medical, Inc.[1]	761,762
8,348	NuVasive, Inc.[1,2]	393,692
8,375	STERIS Corp.	627,706
16,396	SurModics, Inc.[1]	349,727

		2,754,603

	Health Care Providers & Services — 2.9%
7,887	AMN Healthcare Services, Inc.[1]	223,754
6,664	Molina Healthcare, Inc.[1,2]	413,168
3,926	Providence Service Corp. (The)[1,2]	202,778
9,493	US Physical Therapy, Inc.	465,727

		1,305,427

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Technology — 1.0%
16,568	Omnicell, Inc.[1,2]	$450,650

	Hotels, Restaurants & Leisure — 3.5%
8,289	Cheesecake Factory, Inc. (The)	399,530
37,900	Denny’s Corp.[1,2]	415,384
4,820	Jack In The Box, Inc.	359,235
8,202	Ryman Hospitality Properties	431,425

		1,605,574

	Household Durables — 2.9%
6,518	Helen of Troy, Ltd.[1,2]	646,651
13,015	La-Z-Boy, Inc.	371,578
32,434	ZAGG, Inc.[1]	275,040

		1,293,269

	Insurance — 2.9%
16,640	American Equity Investment Life Holding Co.	427,315
9,312	AMERISAFE, Inc.	509,646
14,542	Employers Holdings, Inc.	384,927

		1,321,888

	Internet & Catalog Retail — 1.0%
45,354	1-800-Flowers.com, Inc. — Class A1,2	450,365

	Internet Software & Services — 2.2%
17,947	Constant Contact, Inc.[1,2]	468,417
57,234	DHI Group, Inc.[1]	517,967

		986,384

	IT Services — 4.9%
7,932	Euronet Worldwide, Inc.[1,2]	636,464
13,486	ExlService Holdings, Inc.[1]	596,890
7,133	Heartland Payment Systems, Inc.	527,842
10,315	NeuStar, Inc. — Class A1,2	280,465
4,185	Science Applications International Corp.	191,924

		2,233,585

	Leisure Equipment & Products — 1.7%
12,799	Nautilus, Inc.[1]	218,095
32,026	Smith & Wesson Holding Corp.[1]	571,984

		790,079

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 3.2%
10,020	Cambrex Corp.[1]	$460,619
25,664	Luminex Corp.[1,2]	467,085
8,341	PAREXEL International Corp.[1,2]	526,484

		1,454,188

	Machinery — 2.3%
18,681	Douglas Dynamics, Inc.	409,861
25,840	Federal Signal Corp.	389,150
4,079	Watts Water Technologies, Inc.	222,061

		1,021,072

	Marine — 1.1%
11,275	Matson, Inc.	516,733

	Metals & Mining — 1.0%
5,535	Kaiser Aluminum Corp.	449,940

	Multi-line Retail — 1.1%
10,300	Big Lots, Inc.	474,830

	Oil, Gas & Consumable Fuels — 1.0%
16,879	Delek US Holdings, Inc.	459,109

	Paper & Forest Products — 1.2%
7,771	Neenah Paper, Inc.	523,843

	Personal Products — 0.5%
1,889	USANA Health Sciences, Inc.[1,2]	242,925

	Pharmaceuticals — 1.0%
9,722	Lannett Co., Inc.[1,2]	435,254

	Professional Services — 2.6%
4,935	Insperity, Inc.	229,280
13,014	Korn/Ferry International	473,319
15,983	TrueBlue, Inc.[1]	463,028

		1,165,627

	Real Estate Investment Trusts — 8.7%
14,570	Agree Realty Corp.	471,777
10,874	American Assets Trust, Inc.	458,448
9,241	Coresite Realty Corp.	507,793
35,532	DiamondRock Hospitality Co.	415,014

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)
	Real Estate Investment Trusts — (Continued)

14,981	DuPont Fabros Technology, Inc.	$480,740
7,657	EastGroup Properties, Inc.	430,017
19,024	Strategic Hotels & Resorts, Inc.[1]	268,239
34,277	Summit Hotel Properties, Inc.	448,343
23,223	Urstadt Biddle Properties, Inc. — Class A	466,782

		3,947,153

	Real Estate Management & Development — 1.2%
12,891	Marcus & Millichap, Inc.[1,2]	561,661

	Semiconductors & Semiconductor Equipment — 3.7%
30,532	Cascade Microtech, Inc.[1,2]	467,750
12,187	CEVA, Inc.[1]	284,810
13,069	MKS Instruments, Inc.	460,552
66,834	Xcerra Corp.[1]	463,828

		1,676,940

	Software — 3.5%
17,305	QAD, Inc. — Class A	441,969
8,793	Qualys, Inc.[1,2]	310,569
48,747	TiVo, Inc.[1]	442,623
19,788	VASCO Data Security International, Inc.[1,2]	376,170

		1,571,331

	Specialty Retail — 2.9%
14,116	Caleres, Inc.	431,385
24,196	Express, Inc.[1]	466,983
7,033	Outerwall, Inc.	421,980

		1,320,348

	Technology Hardware, Storage & Peripherals — 1.0%
9,761	Electronics for Imaging, Inc.[1]	453,301

	Thrifts & Mortgage Finance — 2.7%
4,560	BofI Holding, Inc.[1]	364,846
38,540	Brookline Bancorp, Inc.	437,429
17,215	Essent Group, Ltd.[1]	414,881

		1,217,156

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Water and Sewer — 1.0%
11,498	American States Water Co.	$468,544

	TOTAL COMMON STOCKS (Cost $38,229,198)	44,983,185

Face
Amount

REPURCHASE AGREEMENT* — 0.5%
$227,880	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $227,880, due 11/2/15, (collateralized by a FHLMC security with a par value of $220,600, coupon rate of 4.000%, due 9/15/40, market value of $234,764)	227,880

	TOTAL REPURCHASE AGREEMENT (Cost $227,880)	227,880

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 18.4%
8,339,672	State Street Navigator Securities Lending Prime Portfolio	8,339,672

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $8,339,672)	8,339,672

TOTAL INVESTMENTS (Cost $46,796,750)[3]	118.3%	$53,550,737
LIABILITIES IN EXCESS OF OTHER ASSETS	(18.3)	(8,283,677)

NET ASSETS	100.0%	$45,267,060

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $46,914,104.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Real Estate Investment Trusts	8.7%	$3,947,153
Health Care Equipment & Supplies	6.1	2,754,603
Banks	5.0	2,261,876
IT Services	4.9	2,233,585
Biotechnology	4.2	1,890,073
Semiconductors & Semiconductor Equipment	3.7	1,676,940
Hotels, Restaurants & Leisure	3.5	1,605,574
Communications Equipment	3.5	1,586,111
Software	3.5	1,571,331
Life Sciences Tools & Services	3.2	1,454,188
Insurance	2.9	1,321,888
Specialty Retail	2.9	1,320,348
Health Care Providers & Services	2.9	1,305,427
Household Durables	2.9	1,293,269
Auto Components	2.8	1,285,158
Thrifts & Mortgage Finance	2.7	1,217,156
Chemicals	2.7	1,204,429
Professional Services	2.6	1,165,627
Airlines	2.3	1,030,243
Machinery	2.3	1,021,072
Internet Software & Services	2.2	986,384
Electronic Equipment, Instruments & Components	2.1	964,529
Leisure Equipment & Products	1.7	790,079
Food Products	1.7	774,937
Diversified Consumer Services	1.4	626,764
Real Estate Management & Development	1.2	561,661
Paper & Forest Products	1.2	523,843
Marine	1.1	516,733
Construction & Engineering	1.1	489,391
Multi-line Retail	1.1	474,830
Water and Sewer	1.0	468,544
Oil, Gas & Consumable Fuels	1.0	459,109
Commercial Services & Supplies	1.0	458,356
Technology Hardware, Storage & Peripherals	1.0	453,301
Health Care Technology	1.0	450,650
Internet & Catalog Retail	1.0	450,365
Metals & Mining	1.0	449,940
Pharmaceuticals	1.0	435,254
Capital Markets	0.9	399,155
Gas Utilities	0.8	357,034

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

U.S. Emerging Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Diversified Telecommunication Services	0.6%	$286,848
Personal Products	0.5	242,925
Consumer Finance	0.5	216,502

TOTAL COMMON STOCKS	99.4%	$44,983,185
REPURCHASE AGREEMENT	0.5	227,880
INVESTMENT OF SECURITY LENDING COLLATERAL	18.4	8,339,672

TOTAL INVESTMENTS	118.3%	$53,550,737

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 3.5%
112,401	General Dynamics Corp.	$16,700,540
160,199	Honeywell International, Inc.	16,545,353
69,569	Huntington Ingalls Industries, Inc.	8,344,106
57,767	Northrop Grumman Corp.	10,845,754
103,690	Spirit AeroSystems Holdings, Inc. — Class A1	5,468,611

		57,904,364

	Air Freight & Logistics — 1.0%
317,124	Expeditors International of Washington, Inc.	15,789,604

	Airlines — 0.7%
155,250	Alaska Air Group, Inc.	11,837,813

	Auto Components — 1.9%
671,136	Gentex Corp.	10,999,919
160,397	Lear Corp.	20,059,249

		31,059,168

	Banks — 4.2%
409,583	East West Bancorp, Inc.	16,543,057
252,391	JPMorgan Chase & Co.	16,216,122
175,214	PNC Financial Services Group, Inc.	15,814,816
125,644	SunTrust Banks, Inc.	5,216,739
299,565	Wells Fargo & Co.	16,218,449

		70,009,183

	Beverages — 3.3%
415,480	Coca-Cola Co. (The)	17,595,578
206,991	Dr Pepper Snapple Group, Inc.	18,498,785
172,041	PepsiCo, Inc.	17,580,870

		53,675,233

	Biotechnology — 4.2%
106,639	Amgen, Inc.	16,868,157
130,934	Celgene Corp.[1]	16,066,911
158,745	Gilead Sciences, Inc.	17,165,097
125,712	United Therapeutics Corp.[1]	18,433,151

		68,533,316

	Capital Markets — 1.0%
389,918	Bank of New York Mellon Corp.	16,240,085

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.9%
42,289	International Flavors & Fragrances, Inc.	$4,908,061
196,745	LyondellBasell Industries N.V. — Class A	18,279,578
471,460	Mosaic Co. (The)	15,930,633
138,609	Westlake Chemical Corp.	8,353,965

		47,472,237

	Commercial Services & Supplies — 1.0%
266,395	Avery Dennison Corp.	17,307,683

	Communications Equipment — 3.2%
962,120	Brocade Communications Systems, Inc.	10,025,291
596,011	Cisco Systems, Inc.	17,194,917
58,607	F5 Networks, Inc.[1]	6,458,491
591,859	Juniper Networks, Inc.	18,578,454

		52,257,153

	Construction & Engineering — 0.8%
312,309	Jacobs Engineering Group, Inc.[1]	12,536,083

	Containers & Packaging — 0.3%
99,108	WestRock Co.	5,328,046

	Diversified Consumer Services — 1.0%
446,635	H&R Block, Inc.	16,641,620

	Diversified Financial Services — 1.1%
317,149	Nasdaq, Inc.	18,359,756

	Diversified Telecommunication Services — 2.0%
469,049	AT&T, Inc.	15,717,832
361,534	Verizon Communications, Inc.	16,948,714

		32,666,546

	Electric Utilities — 1.5%
185,138	American Electric Power Co., Inc.	10,488,068
514,222	Exelon Corp.	14,357,078

		24,845,146

	Electrical Equipment — 0.7%
151,045	AO Smith Corp.	11,603,277

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Electronic Equipment, Instruments & Components — 1.9%
293,922	Arrow Electronics, Inc.[1]	$16,162,771
348,493	Avnet, Inc.	15,832,037

		31,994,808

	Energy Equipment & Services — 3.2%
352,478	Cameron International Corp.[1]	23,972,029
296,052	Helmerich & Payne, Inc.	16,658,846
322,027	National Oilwell Varco, Inc.	12,121,096

		52,751,971

	Food & Staples Retailing — 2.4%
150,787	CVS Health Corp.	14,894,740
444,506	Kroger Co. (The)	16,802,327
253,625	Whole Foods Market, Inc.	7,598,605

		39,295,672

	Food Products — 1.0%
171,872	Ingredion, Inc.	16,338,152

	Gas Utilities — 0.4%
169,834	UGI Corp.	6,227,813

	Health Care Equipment & Supplies — 1.0%
104,975	Edwards Lifesciences Corp.[1]	16,496,821

	Health Care Providers & Services — 3.6%
149,580	Aetna, Inc.	17,168,793
164,213	AmerisourceBergen Corp.	15,848,197
113,101	Anthem, Inc.	15,738,004
167,582	Centene Corp.[1,2]	9,967,777

		58,722,771

	Hotels, Restaurants & Leisure — 1.0%
198,244	Wyndham Worldwide Corp.	16,127,149

	Household Products — 1.0%
218,509	Procter & Gamble Co. (The)	16,689,717

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Insurance — 4.1%
233,576	Amtrust Financial Services, Inc.	$15,934,555
326,824	Metlife, Inc.	16,465,393
117,212	PartnerRe, Ltd.	16,292,468
549,936	Progressive Corp. (The)	18,219,380

		66,911,796

	Internet & Catalog Retail — 1.1%
128,208	Expedia, Inc.	17,474,750

	IT Services — 7.6%
182,416	Accenture PLC — Class A	19,554,995
284,017	Amdocs, Ltd.	16,918,893
146,209	Automatic Data Processing, Inc.	12,718,721
237,380	Cognizant Technology Solutions Corp. — Class A1	16,167,952
229,647	Paychex, Inc.	11,845,192
445,615	PayPal Holdings, Inc.[1]	16,046,596
208,374	Visa, Inc. — Class A	16,165,655
811,178	Western Union Co. (The)	15,615,176

		125,033,180

	Life Sciences Tools & Services — 1.6%
121,647	Thermo Fisher Scientific, Inc.	15,908,995
77,837	Waters Corp.[1]	9,947,568

		25,856,563

	Machinery — 1.0%
174,451	Danaher Corp.	16,278,023

	Media — 5.5%
234,344	Comcast Corp. — Class A	14,674,621
809,609	Interpublic Group of Cos., Inc. (The)	18,564,334
218,951	Omnicom Group, Inc.	16,403,809
292,827	Scripps Networks Interactive, Inc. — Class A	17,593,046
124,128	Time Warner, Inc.	9,351,804
116,524	Walt Disney Co. (The)	13,253,440

		89,841,054

	Multi-line Retail — 1.1%
153,047	Dollar General Corp.	10,371,995
167,626	Kohl’s Corp.	7,730,911

		18,102,906

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-Utilities — 1.1%
121,606	Consolidated Edison, Inc.	$7,995,594
263,700	Public Service Enterprise Group, Inc.	10,888,173

		18,883,767

	Oil, Gas & Consumable Fuels — 4.0%
176,424	Chevron Corp.	16,033,413
227,541	Marathon Petroleum Corp.	11,786,624
137,048	Phillips 66	12,204,124
94,199	Tesoro Corp.	10,072,699
246,417	Valero Energy Corp.	16,243,809

		66,340,669

	Pharmaceuticals — 3.7%
130,340	Jazz Pharmaceuticals PLC[1,2]	17,893,075
172,025	Johnson & Johnson	17,379,686
219,670	Mylan N.V.[1]	9,685,250
483,939	Pfizer, Inc.	16,366,817

		61,324,828

	Professional Services — 0.5%
148,489	Robert Half International, Inc.	7,819,431

	Real Estate Investment Trusts — 3.2%
685,551	Brixmor Property Group, Inc.	17,563,817
504,411	Kimco Realty Corp.	13,503,082
463,630	Liberty Property Trust	15,772,693
231,326	RLJ Lodging Trust	5,803,969

		52,643,561

	Semiconductors & Semiconductor Equipment — 2.2%
590,780	Intel Corp.	20,003,811
213,462	Skyworks Solutions, Inc.	16,487,805

		36,491,616

	Software — 3.6%
204,939	Citrix Systems, Inc.[1]	16,825,492
337,849	Microsoft Corp.	17,784,371
163,469	Synopsys, Inc.[1]	8,170,181
273,950	VMware, Inc. — Class A1	16,478,092

		59,258,136

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Specialty Retail — 2.6%
232,033	Foot Locker, Inc.	$15,720,236
128,334	Home Depot, Inc.	15,867,216
916,485	Staples, Inc.	11,905,140

		43,492,592

	Technology Hardware, Storage & Peripherals — 3.1%
146,634	Apple, Inc.	17,522,763
637,481	EMC Corp.	16,714,752
241,680	NetApp, Inc.	8,217,120
120,895	Western Digital Corp.	8,078,204

		50,532,839

	Textiles, Apparel & Luxury Goods — 1.2%
149,413	Nike, Inc. — Class B	19,577,585

	Thrifts & Mortgage Finance — 0.9%
866,907	New York Community Bancorp, Inc.	14,321,304

	Tobacco — 1.5%
149,544	Altria Industrial Motion Corp.	9,042,926
310,608	Reynolds American, Inc.	15,008,578

		24,051,504

	TOTAL COMMON STOCKS (Cost $1,492,225,651)	1,632,947,291

Face
Amount

REPURCHASE AGREEMENT* — 1.0%
$16,975,282	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $16,975,296, due 11/2/15, (collateralized by a FHLMC security with a par value of $16,536,667, coupon rate of 3.500%, due 9/15/40, market value of $17,316,768)	16,975,282

	TOTAL REPURCHASE AGREEMENT (Cost $16,975,282)	16,975,282

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.2%
20,166,010	State Street Navigator Securities Lending Prime Portfolio	$20,166,010

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $20,166,010)	20,166,010

TOTAL INVESTMENTS (Cost $1,529,366,943)[3]	101.6%	$1,670,088,583
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.6)	(26,810,379)

NET ASSETS	100.0%	$1,643,278,204

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $1,529,591,873.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	7.6%	$125,033,180
Media	5.5	89,841,054
Banks	4.2	70,009,183
Biotechnology	4.2	68,533,316
Insurance	4.1	66,911,796
Oil, Gas & Consumable Fuels	4.0	66,340,669
Pharmaceuticals	3.7	61,324,828
Software	3.6	59,258,136
Health Care Providers & Services	3.6	58,722,771
Aerospace & Defense	3.5	57,904,364
Beverages	3.3	53,675,233
Energy Equipment & Services	3.2	52,751,971
Real Estate Investment Trusts	3.2	52,643,561
Communications Equipment	3.2	52,257,153
Technology Hardware, Storage & Peripherals	3.1	50,532,839
Chemicals	2.9	47,472,237
Specialty Retail	2.6	43,492,592
Food & Staples Retailing	2.4	39,295,672
Semiconductors & Semiconductor Equipment	2.2	36,491,616
Diversified Telecommunication Services	2.0	32,666,546
Electronic Equipment, Instruments & Components	1.9	31,994,808
Auto Components	1.9	31,059,168
Life Sciences Tools & Services	1.6	25,856,563
Electric Utilities	1.5	24,845,146
Tobacco	1.5	24,051,504
Textiles, Apparel & Luxury Goods	1.2	19,577,585
Multi-Utilities	1.1	18,883,767
Diversified Financial Services	1.1	18,359,756
Multi-line Retail	1.1	18,102,906
Internet & Catalog Retail	1.1	17,474,750
Commercial Services & Supplies	1.0	17,307,683
Household Products	1.0	16,689,717
Diversified Consumer Services	1.0	16,641,620
Health Care Equipment & Supplies	1.0	16,496,821
Food Products	1.0	16,338,152
Machinery	1.0	16,278,023
Capital Markets	1.0	16,240,085
Hotels, Restaurants & Leisure	1.0	16,127,149
Air Freight & Logistics	1.0	15,789,604
Thrifts & Mortgage Finance	0.9	14,321,304

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Core Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Construction & Engineering	0.8%	$12,536,083
Airlines	0.7	11,837,813
Electrical Equipment	0.7	11,603,277
Professional Services	0.5	7,819,431
Gas Utilities	0.4	6,227,813
Containers & Packaging	0.3	5,328,046

TOTAL COMMON STOCKS	99.4%	$1,632,947,291
REPURCHASE AGREEMENT	1.0	16,975,282
INVESTMENT OF SECURITY LENDING COLLATERAL	1.2	20,166,010

TOTAL INVESTMENTS	101.6%	$1,670,088,583

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 99.4%

	Aerospace & Defense — 5.3%
243,891	Boeing Co. (The)	$36,112,940
288,220	Honeywell International, Inc.	29,767,362
167,455	Lockheed Martin Corp.	36,811,633

		102,691,935

	Air Freight & Logistics — 0.9%
362,868	Expeditors International of Washington, Inc.[1]	18,067,198

	Airlines — 1.5%
241,542	Alaska Air Group, Inc.	18,417,577
238,599	Southwest Airlines Co.	11,044,748

		29,462,325

	Auto Components — 1.8%
981,708	Gentex Corp.	16,090,194
158,479	Lear Corp.	19,819,384

		35,909,578

	Beverages — 2.0%
434,422	Dr Pepper Snapple Group, Inc.	38,824,294

	Biotechnology — 5.4%
238,545	Amgen, Inc.	37,733,048
146,757	Celgene Corp.[2]	18,008,552
318,962	Gilead Sciences, Inc.	34,489,361
105,583	United Therapeutics Corp.[2]	15,481,635

		105,712,596

	Capital Markets — 0.8%
364,095	Legg Mason, Inc.	16,293,251

	Chemicals — 2.6%
424,422	LyondellBasell Industries N.V. — Class A	39,433,048
146,216	Valspar Corp. (The)[1]	11,836,185

		51,269,233

	Commercial Services & Supplies — 1.6%
368,174	Avery Dennison Corp.	23,920,265
68,635	Cintas Corp.	6,389,232

		30,309,497

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Communications Equipment — 1.0%
183,440	F5 Networks, Inc.[2]	$20,215,088

	Diversified Consumer Services — 1.5%
545,512	H&R Block, Inc.	20,325,777
332,650	Service Corp. International	9,400,689

		29,726,466

	Diversified Telecommunication Services — 2.0%
844,373	Verizon Communications, Inc.	39,584,206

	Electronic Equipment, Instruments & Components — 3.0%
286,975	Amphenol Corp. — Class A	15,559,785
465,694	CDW Corp.	20,811,865
188,915	Flir Systems, Inc.	5,038,363
767,225	Jabil Circuit, Inc.	17,630,830

		59,040,843

	Energy Equipment & Services — 0.7%
201,693	Cameron International Corp.[2]	13,717,141

	Food & Staples Retailing — 3.0%
85,451	CVS Health Corp.	8,440,850
876,609	Kroger Co. (The)	33,135,820
203,333	Walgreens Boots Alliance, Inc.	17,218,238

		58,794,908

	Food Products — 2.7%
226,718	General Mills, Inc.	13,174,583
599,960	Hormel Foods Corp.	40,527,298

		53,701,881

	Health Care Equipment & Supplies — 1.8%
54,928	CR Bard, Inc.	10,235,833
33,145	Edwards Lifesciences Corp.[2]	5,208,737
149,897	St Jude Medical, Inc.	9,564,927
135,826	Varian Medical Systems, Inc.[2]	10,666,416

		35,675,913

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Providers & Services — 4.0%
163,698	Aetna, Inc.	$18,789,256
421,854	Cardinal Health, Inc.	34,676,399
194,381	Centene Corp.[2]	11,561,782
113,703	Laboratory Corp. of America Holdings[2]	13,955,906

		78,983,343

	Hotels, Restaurants & Leisure — 1.2%
277,706	Wyndham Worldwide Corp.	22,591,383

	Household Durables — 1.4%
200,754	Leggett & Platt, Inc.	9,039,952
426,509	Newell Rubbermaid, Inc.	18,096,777

		27,136,729

	Household Products — 1.1%
248,049	Church & Dwight, Inc.	21,354,538

	Insurance — 0.8%
289,947	Marsh & McLennan Cos., Inc.	16,161,646

	Internet Software & Services — 1.0%
181,800	Facebook, Inc. — Class A2	18,538,146

	IT Services — 12.2%
382,246	Accenture PLC — Class A	40,976,771
126,854	Automatic Data Processing, Inc.[1]	11,035,030
606,661	Cognizant Technology Solutions Corp. — Class A2	41,319,681
567,000	Fidelity National Information Services, Inc.	41,345,640
1,118,740	PayPal Holdings, Inc.[2]	40,285,827
535,470	Visa, Inc. — Class A1	41,541,763
1,144,341	Western Union Co. (The)[1]	22,028,564

		238,533,276

	Life Sciences Tools & Services — 3.5%
46,365	Mettler-Toledo International, Inc.[2]	14,419,051
289,948	Thermo Fisher Scientific, Inc.	37,919,400
120,954	Waters Corp.[2]	15,457,921

		67,796,372

	Media — 7.4%
622,217	Comcast Corp. — Class A	38,963,229
876,985	Interpublic Group of Cos., Inc. (The)	20,109,266

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)
	Media — (Continued)

511,056	Omnicom Group, Inc.[1]	$38,288,316
122,206	Time Warner, Inc.	9,207,000
343,248	Walt Disney Co. (The)[1]	39,041,027

		145,608,838

	Multi-line Retail — 0.6%
180,355	Dollar General Corp.	12,222,658

	Pharmaceuticals — 3.0%
682,045	Merck & Co., Inc.	37,280,580
496,276	Mylan N.V.[2]	21,880,809

		59,161,389

	Professional Services — 0.9%
334,682	Robert Half International, Inc.	17,624,354

	Real Estate Management & Development — 0.9%
458,778	CBRE Group, Inc.[2]	17,103,244

	Semiconductors & Semiconductor Equipment — 2.1%
518,587	Skyworks Solutions, Inc.	40,055,660

	Software — 6.7%
1,398,071	Activision Blizzard, Inc.	48,596,948
1,011,204	Cadence Design Systems, Inc.[2]	22,468,953
209,622	Electronic Arts, Inc.[2]	15,107,458
854,360	Microsoft Corp.	44,973,510

		131,146,869

	Specialty Retail — 8.4%
255,723	Bed Bath & Beyond, Inc.[2]	15,248,762
253,470	Foot Locker, Inc.	17,172,593
317,440	Home Depot, Inc.	39,248,282
507,609	Lowe’s Cos., Inc.	37,476,772
66,234	O’Reilly Automotive, Inc.[2]	18,297,805
510,275	TJX Cos., Inc. (The)	37,347,027

		164,791,241

	Technology Hardware, Storage & Peripherals — 3.8%
359,811	Apple, Inc.	42,997,415
934,534	NetApp, Inc.	31,774,156

		74,771,571

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Textiles, Apparel & Luxury Goods — 0.5%
78,438	Nike, Inc. — Class B	$10,277,731

	Tobacco — 2.3%
194,176	Altria Industrial Motion Corp.	11,741,823
691,612	Reynolds American, Inc.	33,418,692

		45,160,515

	TOTAL COMMON STOCKS (Cost $1,746,244,210)	1,948,015,856

Face
Amount

REPURCHASE AGREEMENT* — 1.4%
$28,329,204	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $28,329,228, due 11/2/15, (collateralized by FHLMC securities with a par value of $27,592,554, coupon rate of 3.500%, due 9/15/40-10/15/40, total market value of $28,897,279)	28,329,204

	TOTAL REPURCHASE AGREEMENT (Cost $28,329,204)	28,329,204

Shares

INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.9%
75,476,212	State Street Navigator Securities Lending Prime Portfolio	75,476,212

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $75,476,212)	75,476,212

TOTAL INVESTMENTS (Cost $1,850,049,626)[3]	104.7%	$2,051,821,272
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(92,650,556)

NET ASSETS	100.0%	$1,959,170,716

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Aggregate cost for federal tax purposes was $1,850,817,161.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
IT Services	12.2%	$238,533,276
Specialty Retail	8.4	164,791,241
Media	7.4	145,608,838
Software	6.7	131,146,869
Biotechnology	5.4	105,712,596
Aerospace & Defense	5.3	102,691,935
Health Care Providers & Services	4.0	78,983,343
Technology Hardware, Storage & Peripherals	3.8	74,771,571
Life Sciences Tools & Services	3.5	67,796,372
Pharmaceuticals	3.0	59,161,389
Electronic Equipment, Instruments & Components	3.0	59,040,843
Food & Staples Retailing	3.0	58,794,908
Food Products	2.7	53,701,881
Chemicals	2.6	51,269,233
Tobacco	2.3	45,160,515
Semiconductors & Semiconductor Equipment	2.1	40,055,660
Diversified Telecommunication Services	2.0	39,584,206
Beverages	2.0	38,824,294
Auto Components	1.8	35,909,578
Health Care Equipment & Supplies	1.8	35,675,913
Commercial Services & Supplies	1.6	30,309,497
Diversified Consumer Services	1.5	29,726,466
Airlines	1.5	29,462,325
Household Durables	1.4	27,136,729
Hotels, Restaurants & Leisure	1.2	22,591,383
Household Products	1.1	21,354,538
Communications Equipment	1.0	20,215,088
Internet Software & Services	1.0	18,538,146
Air Freight & Logistics	0.9	18,067,198
Professional Services	0.9	17,624,354
Real Estate Management & Development	0.9	17,103,244
Capital Markets	0.8	16,293,251
Insurance	0.8	16,161,646

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Large Cap Growth Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Energy Equipment & Services	0.7%	$13,717,141
Multi-line Retail	0.6	12,222,658
Textiles, Apparel & Luxury Goods	0.5	10,277,731

TOTAL COMMON STOCKS	99.4%	$1,948,015,856
REPURCHASE AGREEMENT	1.4	28,329,204
INVESTMENT OF SECURITY LENDING COLLATERAL	3.9	75,476,212

TOTAL INVESTMENTS	104.7%	$2,051,821,272

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 95.0%

	Aerospace & Defense — 0.9%
5,860	General Dynamics Corp.	$870,679
4,520	Northrop Grumman Corp.	848,630

		1,719,309

	Air Freight & Logistics — 2.5%
23,420	Atlas Air Worldwide Holdings, Inc.[1]	965,841
26,400	CH Robinson Worldwide, Inc.[2]	1,831,632
39,140	Expeditors International of Washington, Inc.	1,948,780

		4,746,253

	Airlines — 1.1%
47,800	Southwest Airlines Co.	2,212,662

	Auto Components — 1.3%
45,780	Dana Holding Corp.	769,104
4,540	Delphi Automotive PLC	377,683
80,000	Gentex Corp.	1,311,200

		2,457,987

	Banks — 4.0%
37,860	Central Pacific Financial Corp.	846,550
15,810	East West Bancorp, Inc.	638,566
71,620	Huntington Bancshares, Inc.	785,671
26,120	JPMorgan Chase & Co.	1,678,210
77,800	KeyCorp	966,276
36,220	PrivateBancorp, Inc.	1,515,082
31,107	SunTrust Banks, Inc.	1,291,563

		7,721,918

	Beverages — 2.0%
22,720	Dr Pepper Snapple Group, Inc.	2,030,486
18,320	PepsiCo, Inc.	1,872,121

		3,902,607

	Biotechnology — 0.4%
18,700	Acorda Therapeutics, Inc.[1]	673,948

	Capital Markets — 2.3%
47,640	HFF, Inc. — Class A	1,644,533
99,640	Janus Capital Group, Inc.[2]	1,547,409
37,880	Morgan Stanley	1,248,904

		4,440,846

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Chemicals — 2.9%
34,460	Dow Chemical Co. (The)	$1,780,548
26,220	Eastman Chemical Co.	1,892,297
11,620	Minerals Technologies, Inc.	684,883
37,540	Mosaic Co. (The)	1,268,477

		5,626,205

	Commercial Services & Supplies — 3.9%
43,540	Corrections Corp. of America	1,240,890
32,040	Deluxe Corp.	1,907,982
82,000	Pitney Bowes, Inc.[2]	1,693,300
39,740	Republic Services, Inc.	1,738,228
35,980	Tetra Tech, Inc.	967,862

		7,548,262

	Communications Equipment — 1.6%
70,460	Cisco Systems, Inc.	2,032,771
14,179	Harris Corp.	1,121,984

		3,154,755

	Construction & Engineering — 2.7%
38,200	EMCOR Group, Inc.	1,844,296
41,320	Jacobs Engineering Group, Inc.[1]	1,658,585
97,660	KBR, Inc.	1,800,850

		5,303,731

	Consumer Finance — 0.4%
117,280	Ezcorp, Inc. — Class A1	781,085

	Containers & Packaging — 0.5%
13,980	AptarGroup, Inc.	1,028,369

	Diversified Consumer Services — 1.5%
5,558	Capella Education Co.	250,944
118,815	K12, Inc.[1]	1,153,693
50,300	Service Corp. International	1,421,478

		2,826,115

	Diversified Financial Services — 0.8%
30,740	Citigroup, Inc.	1,634,446

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Diversified Telecommunication Services — 1.2%
37,120	CenturyTel, Inc.	$1,047,155
61,820	Inteliquent, Inc.	1,280,911

		2,328,066

	Electric Utilities — 1.9%
22,794	American Electric Power Co., Inc.	1,291,280
13,560	Entergy Corp.	924,250
51,400	Exelon Corp.	1,435,088

		3,650,618

	Electrical Equipment — 1.0%
25,160	AO Smith Corp.	1,932,791

	Electronic Equipment, Instruments & Components — 0.5%
28,340	Methode Electronics, Inc.	944,572

	Energy Equipment & Services — 1.7%
16,620	Cameron International Corp.[1]	1,130,326
143,765	Nabors Industries, Ltd.	1,443,401
7,840	Schlumberger, Ltd.	612,774

		3,186,501

	Food & Staples Retailing — 1.6%
5,740	CVS Health Corp.	566,997
41,514	Kroger Co. (The)	1,569,229
11,300	Walgreens Boots Alliance, Inc.	956,884

		3,093,110

	Health Care Equipment & Supplies — 2.1%
14,680	Align Technology, Inc.[1,2]	960,953
16,840	Analogic Corp.	1,475,521
30,880	Hill-Rom Holdings, Inc.	1,627,067

		4,063,541

	Health Care Technology — 0.3%
21,580	Omnicell, Inc.[1]	586,976

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Hotels, Restaurants & Leisure — 1.9%
14,480	Brinker International, Inc.[2]	$658,985
14,340	Jack In The Box, Inc.	1,068,760
65,940	Ruth’s Hospitality Group, Inc.	1,022,729
11,260	Wyndham Worldwide Corp.	916,001

		3,666,475

	Household Durables — 1.8%
37,620	Leggett & Platt, Inc.	1,694,028
41,860	Newell Rubbermaid, Inc.	1,776,120

		3,470,148

	Household Products — 0.5%
10,400	Church & Dwight, Inc.	895,336

	Insurance — 4.3%
49,180	American Equity Investment Life Holding Co.	1,262,943
22,220	Endurance Specialty Holdings, Ltd.	1,402,749
36,280	Hartford Financial Services Group, Inc. (The)	1,678,313
32,940	Metlife, Inc.	1,659,517
26,689	Principal Financial Group, Inc.	1,338,720
9,280	Travelers Cos., Inc. (The)	1,047,619

		8,389,861

	Internet Software & Services — 0.7%
59,920	Blucora, Inc.[1]	587,216
12,660	IAC/InterActiveCorp	848,347

		1,435,563

	IT Services — 4.2%
29,080	Amdocs, Ltd.	1,732,295
12,400	Automatic Data Processing, Inc.	1,078,676
47,200	Convergys Corp.[2]	1,211,624
61,260	Genpact, Ltd.[1]	1,518,023
19,220	Paychex, Inc.[2]	991,368
85,220	Western Union Co. (The)[2]	1,640,485

		8,172,471

	Leisure Equipment & Products — 1.2%
18,380	Hasbro, Inc.[2]	1,412,135
52,180	Smith & Wesson Holding Corp.[1]	931,935

		2,344,070

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Life Sciences Tools & Services — 1.5%
20,020	Charles River Laboratories International, Inc.[1]	$1,306,105
26,120	PAREXEL International Corp.[1]	1,648,694

		2,954,799

	Machinery — 5.3%
38,260	AGCO Corp.[2]	1,851,401
21,360	Danaher Corp.	1,993,102
115,060	Federal Signal Corp.	1,732,804
25,800	Ingersoll-Rand PLC	1,528,908
48,500	Mueller Industries, Inc.	1,528,720
60,500	Trinity Industries, Inc.[2]	1,637,735

		10,272,670

	Marine — 1.1%
44,280	Matson, Inc.	2,029,352

	Media — 3.7%
29,840	Comcast Corp. — Class A	1,868,581
23,720	Gannett Co., Inc.[2]	375,250
42,900	Interpublic Group of Cos., Inc. (The)	983,697
25,620	Omnicom Group, Inc.[2]	1,919,450
34,420	Scripps Networks Interactive, Inc. — Class A2	2,067,954

		7,214,932

	Metals & Mining — 0.6%
55,300	Newmont Mining Corp.	1,076,138

	Multi-line Retail — 0.6%
15,260	Target Corp.	1,177,767

	Multi-Utilities — 3.5%
37,380	Ameren Corp.	1,632,758
29,600	Consolidated Edison, Inc.[2]	1,946,200
41,220	Public Service Enterprise Group, Inc.	1,701,974
24,739	SCANA Corp.[2]	1,465,044

		6,745,976

	Oil, Gas & Consumable Fuels — 2.9%
32,060	PBF Energy, Inc. — Class A	1,090,040
9,140	Phillips 66	813,917

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — (Continued)

9,020	Tesoro Corp.	$964,509
30,720	Valero Energy Corp.	2,025,063
15,140	World Fuel Services Corp.[2]	673,124

		5,566,653

	Paper & Forest Products — 0.5%
22,720	Schweitzer-Mauduit International, Inc.	881,990

	Pharmaceuticals — 2.6%
15,720	Johnson & Johnson	1,588,192
11,620	Lannett Co., Inc.[1,2]	520,227
244,713	Sciclone Pharmaceuticals, Inc.[1]	1,864,713
65,940	Supernus Pharmaceuticals, Inc.[1]	1,088,010

		5,061,142

	Professional Services — 2.4%
26,240	Korn/Ferry International	954,349
121,100	Navigant Consulting, Inc.[1]	2,082,920
30,460	Robert Half International, Inc.	1,604,023

		4,641,292

	Real Estate Investment Trusts — 8.5%
38,280	American Assets Trust, Inc.	1,613,885
21,460	Apartment Investment & Management Co. — Class A	841,017
53,240	Apollo Commercial Real Estate Finance, Inc.[2]	884,316
104,420	CBL & Associates Properties, Inc.	1,522,444
22,060	Coresite Realty Corp.	1,212,197
45,100	Corporate Office Properties Trust[2]	1,037,300
66,757	Cousins Properties, Inc.	670,240
18,800	Equity Commonwealth[1]	539,748
15,100	Equity Lifestyle Properties, Inc.	913,248
60,160	Hospitality Properties Trust	1,614,695
88,480	Host Hotels & Resorts, Inc.[2]	1,533,358
45,020	LaSalle Hotel Properties	1,324,038
28,300	Liberty Property Trust	962,766
94,960	Piedmont Office Realty Trust, Inc. — Class A	1,840,325

		16,509,577

	Semiconductors & Semiconductor Equipment — 1.3%
55,760	NVIDIA Corp.	1,581,911
42,540	Teradyne, Inc.	830,381

		2,412,292

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Software — 1.2%
29,380	CA, Inc.	$814,120
30,380	Synopsys, Inc.[1]	1,518,392

		2,332,512

	Specialty Retail — 3.3%
100,600	Express, Inc.[1]	1,941,580
30,400	Foot Locker, Inc.	2,059,600
3,680	Home Depot, Inc.	454,995
27,080	TJX Cos., Inc. (The)	1,981,986

		6,438,161

	Technology Hardware, Storage & Peripherals — 0.9%
68,600	EMC Corp.	1,798,692

	Tobacco — 1.0%
41,240	Reynolds American, Inc.	1,992,717

	Wireless Telecommunication Services — 0.4%
24,800	Telephone & Data Systems, Inc.	710,272

	TOTAL COMMON STOCKS (Cost $172,508,667)	183,755,531

Face
Amount

REPURCHASE AGREEMENT* — 3.4%
$6,633,571	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $6,633,577, due 11/2/15, (collateralized by FHLMC securities with a par value of $6,387,151, coupon rates of 3.500%-4.000%, due 9/15/40, total market value of $6,766,523)	6,633,571

	TOTAL REPURCHASE AGREEMENT (Cost $6,633,571)	6,633,571

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

INVESTMENT OF SECURITY LENDING COLLATERAL* — 12.2%
23,568,096	State Street Navigator Securities Lending Prime Portfolio	$23,568,096

	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $23,568,096)	23,568,096

TOTAL LONG INVESTMENTS (Cost $202,710,334)	110.6%	$213,957,198

COMMON STOCKS SOLD SHORT* — (64.1)%

	Aerospace & Defense — (1.4)%
(18,220)	B/E Aerospace, Inc.	(855,429)
(2,400)	Esterline Technologies Corp.[1]	(184,920)
(6,980)	Precision Castparts Corp.	(1,611,054)

		(2,651,403)

	Banks — (2.8)%
(37,840)	CIT Group, Inc.	(1,627,120)
(70,320)	Glacier Bancorp, Inc.	(1,923,955)
(36,620)	UMB Financial Corp.	(1,797,310)

		(5,348,385)

	Beverages — (1.0)%
(13,700)	Monster Beverage Corp.[1]	(1,867,584)

	Building Products — (1.4)%
(14,740)	Lennox International, Inc.	(1,957,619)
(31,540)	USG Corp.[1]	(743,398)

		(2,701,017)

	Capital Markets — (1.5)%
(23,280)	Raymond James Financial, Inc.	(1,282,961)
(34,360)	Stifel Financial Corp.[1]	(1,526,615)

		(2,809,576)

	Chemicals — (2.0)%
(33,980)	EI du Pont de Nemours & Co.	(2,154,332)
(17,560)	WR Grace & Co.[1]	(1,761,268)

		(3,915,600)

	Commercial Services & Supplies — (3.8)%
(26,080)	Clean Harbors, Inc.[1]	(1,212,459)
(53,720)	Covanta Holding Corp.	(900,347)
(25,400)	G&K Services, Inc. — Class A	(1,671,828)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Commercial Services & Supplies — (Continued)

(43,880)	Mobile Mini, Inc.	$(1,502,451)
(6,240)	Stericycle, Inc.[1]	(757,349)
(35,200)	US Ecology, Inc.	(1,380,192)

		(7,424,626)

	Communications Equipment — (0.5)%
(22,460)	Loral Space & Communications, Inc.[1]	(1,004,186)

	Construction & Engineering — (1.0)%
(57,340)	Granite Construction, Inc.	(1,883,046)

	Construction Materials — (0.7)%
(19,560)	Eagle Materials, Inc.	(1,291,547)

	Consumer Finance — (0.7)%
(36,220)	First Cash Financial Services, Inc.[1]	(1,381,793)

	Diversified Telecommunication Services — (0.4)%
(26,900)	Cogent Communications Holdings, Inc.	(826,368)

	Electric Utilities — (1.0)%
(72,080)	Pepco Holdings, Inc.	(1,919,490)

	Electrical Equipment — (1.6)%
(67,040)	Franklin Electric Co., Inc.	(2,209,638)
(8,760)	Hubbell, Inc. — Class B	(848,406)

		(3,058,044)

	Food Products — (0.9)%
(19,240)	Hershey Co. (The)	(1,706,396)

	Gas Utilities — (1.3)%
(59,340)	Questar Corp.	(1,225,371)
(51,120)	South Jersey Industries, Inc.	(1,355,191)

		(2,580,562)

	Health Care Equipment & Supplies — (0.9)%
(24,580)	Baxter International, Inc.	(919,046)
(9,320)	DexCom, Inc.[1]	(776,543)

		(1,695,589)

	Health Care Providers & Services — (0.8)%
(65,740)	Capital Senior Living Corp.[1]	(1,487,039)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Hotels, Restaurants & Leisure — (4.6)%
(39,240)	Bob Evans Farms, Inc.	$(1,697,915)
(35,400)	Choice Hotels International, Inc.	(1,851,774)
(17,880)	McDonald’s Corp.	(2,007,030)
(7,108)	Panera Bread Co. — Class A1	(1,260,746)
(19,120)	Wynn Resorts, Ltd.	(1,337,444)
(10,700)	Yum! Brands, Inc.	(758,737)

		(8,913,646)

	Household Durables — (0.6)%
(34,360)	Meritage Homes Corp.[1]	(1,211,533)

	Industrial Conglomerates — (0.5)%
(49,900)	Raven Industries, Inc.	(908,679)

	Insurance — (2.6)%
(43,100)	Arthur J Gallagher & Co.	(1,884,763)
(38,020)	Loews Corp.	(1,386,209)
(30,240)	Safety Insurance Group, Inc.	(1,752,408)

		(5,023,380)

	Internet Software & Services — (0.4)%
(12,240)	Akamai Technologies, Inc.[1]	(744,437)

	Leisure Equipment & Products — (1.2)%
(43,650)	Mattel, Inc.	(1,072,917)
(11,340)	Polaris Industries, Inc.	(1,273,936)

		(2,346,853)

	Machinery — (1.9)%
(62,000)	Donaldson Co., Inc.	(1,872,400)
(26,340)	RBC Bearings, Inc.[1]	(1,801,393)

		(3,673,793)

	Marine — (0.7)%
(21,500)	Kirby Corp.[1]	(1,403,735)

	Media — (1.1)%
(96,640)	EW Scripps Co. (The) — Class A	(2,131,878)

	Metals & Mining — (0.5)%
(10,940)	Compass Minerals International, Inc.	(888,765)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Multi-line Retail — (0.6)%
(18,940)	Nordstrom, Inc.	$(1,235,077)

	Multi-Utilities — (2.1)%
(26,000)	Dominion Resources, Inc.	(1,857,180)
(18,380)	NiSource, Inc.	(352,161)
(17,220)	Sempra Energy	(1,763,500)

		(3,972,841)

	Office Electronics — (0.5)%
(11,280)	Zebra Technologies Corp. — Class A1	(867,432)

	Oil, Gas & Consumable Fuels — (2.5)%
(21,760)	Cheniere Energy, Inc.[1]	(1,077,555)
(4,680)	Clayton Williams Energy, Inc.[1]	(278,787)
(18,380)	Columbia Pipeline Group, Inc.	(381,753)
(99,040)	Memorial Resource Development Corp.[1]	(1,752,018)
(7,720)	Pioneer Natural Resources Co.	(1,058,721)
(11,140)	Range Resources Corp.	(339,101)

		(4,887,935)

	Professional Services — (2.4)%
(30,760)	Advisory Board Co. (The)[1]	(1,348,211)
(8,240)	CoStar Group, Inc.[1]	(1,673,297)
(13,800)	IHS, Inc. — Class A1	(1,649,652)

		(4,671,160)

	Real Estate Investment Trusts — (9.6)%
(44,700)	American Campus Communities, Inc.	(1,813,479)
(100,280)	American Homes 4 Rent — Class A	(1,654,620)
(20,120)	American Tower Corp.	(2,056,868)
(15,700)	Boston Properties, Inc.	(1,975,845)
(21,540)	Crown Castle International Corp.	(1,840,808)
(39,660)	Education Realty Trust, Inc.	(1,424,191)
(7,080)	Equinix, Inc.	(2,100,494)
(4,260)	Essex Property Trust, Inc.	(939,075)
(16,720)	SL Green Realty Corp.	(1,983,326)
(13,160)	Taubman Centers, Inc.	(1,013,057)
(17,920)	Vornado Realty Trust	(1,801,856)

		(18,603,619)

	Road & Rail — (3.4)%
(17,700)	Genesee & Wyoming, Inc. — Class A1	(1,187,670)
(25,100)	JB Hunt Transport Services, Inc.	(1,916,887)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)
	Road & Rail — (Continued)

(10,180)	Kansas City Southern	$(842,497)
(22,320)	Norfolk Southern Corp.	(1,786,269)
(15,120)	Old Dominion Freight Line, Inc.[1]	(936,533)

		(6,669,856)

	Software — (1.0)%
(20,600)	Intuit, Inc.	(2,007,058)

	Specialty Retail — (0.7)%
(20,620)	Genesco, Inc.[1]	(1,291,843)

	Textiles, Apparel & Luxury Goods — (0.9)%
(18,660)	Under Armour, Inc. — Class A1	(1,774,193)

	Thrifts & Mortgage Finance — (0.9)%
(147,620)	Kearny Financial Corp.	(1,764,059)

	Trading Companies & Distributors — (1.7)%
(66,440)	H&E Equipment Services, Inc.	(1,282,956)
(29,040)	TAL International Group, Inc.[1]	(492,519)
(7,540)	WW Grainger, Inc.	(1,583,400)

		(3,358,875)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(134,154,730))	(123,902,898)

TOTAL SHORT INVESTMENTS (Proceeds $(134,154,730))	(64.1)%	$(123,902,898)

TOTAL INVESTMENTS (Cost $68,555,604)[3]	46.5%	$90,054,300
OTHER ASSETS IN EXCESS OF LIABILITIES	53.5	103,425,905

NET ASSETS	100.0%	$193,480,205

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Aggregate cost for federal tax purposes was $68,756,822.
Abbreviations:
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Real Estate Investment Trusts	8.5%	$16,509,577
Machinery	5.3	10,272,670
Insurance	4.3	8,389,861
IT Services	4.2	8,172,471
Banks	4.0	7,721,918
Commercial Services & Supplies	3.9	7,548,262
Media	3.7	7,214,932
Multi-Utilities	3.5	6,745,976
Specialty Retail	3.3	6,438,161
Chemicals	2.9	5,626,205
Oil, Gas & Consumable Fuels	2.9	5,566,653
Construction & Engineering	2.7	5,303,731
Pharmaceuticals	2.6	5,061,142
Air Freight & Logistics	2.5	4,746,253
Professional Services	2.4	4,641,292
Capital Markets	2.3	4,440,846
Health Care Equipment & Supplies	2.1	4,063,541
Beverages	2.0	3,902,607
Hotels, Restaurants & Leisure	1.9	3,666,475
Electric Utilities	1.9	3,650,618
Household Durables	1.8	3,470,148
Energy Equipment & Services	1.7	3,186,501
Communications Equipment	1.6	3,154,755
Food & Staples Retailing	1.6	3,093,110
Life Sciences Tools & Services	1.5	2,954,799
Diversified Consumer Services	1.5	2,826,115
Auto Components	1.3	2,457,987
Semiconductors & Semiconductor Equipment	1.3	2,412,292
Leisure Equipment & Products	1.2	2,344,070
Software	1.2	2,332,512
Diversified Telecommunication Services	1.2	2,328,066
Airlines	1.1	2,212,662
Marine	1.1	2,029,352
Tobacco	1.0	1,992,717
Electrical Equipment	1.0	1,932,791
Technology Hardware, Storage & Peripherals	0.9	1,798,692
Aerospace & Defense	0.9	1,719,309
Diversified Financial Services	0.8	1,634,446

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Internet Software & Services	0.7%	$1,435,563
Multi-line Retail	0.6	1,177,767
Metals & Mining	0.6	1,076,138
Containers & Packaging	0.5	1,028,369
Electronic Equipment, Instruments & Components	0.5	944,572
Household Products	0.5	895,336
Paper & Forest Products	0.5	881,990
Consumer Finance	0.4	781,085
Wireless Telecommunication Services	0.4	710,272
Biotechnology	0.4	673,948
Health Care Technology	0.3	586,976
Short Positions:
Internet Software & Services	(0.4)	(744,437)
Diversified Telecommunication Services	(0.4)	(826,368)
Office Electronics	(0.5)	(867,432)
Metals & Mining	(0.5)	(888,765)
Industrial Conglomerates	(0.5)	(908,679)
Communications Equipment	(0.5)	(1,004,186)
Household Durables	(0.6)	(1,211,533)
Multi-line Retail	(0.6)	(1,235,077)
Construction Materials	(0.7)	(1,291,547)
Specialty Retail	(0.7)	(1,291,843)
Consumer Finance	(0.7)	(1,381,793)
Marine	(0.7)	(1,403,735)
Health Care Providers & Services	(0.8)	(1,487,039)
Health Care Equipment & Supplies	(0.9)	(1,695,589)
Food Products	(0.9)	(1,706,396)
Thrifts & Mortgage Finance	(0.9)	(1,764,059)
Textiles, Apparel & Luxury Goods	(0.9)	(1,774,193)
Beverages	(1.0)	(1,867,584)
Construction & Engineering	(1.0)	(1,883,046)
Electric Utilities	(1.0)	(1,919,490)
Software	(1.0)	(2,007,058)
Media	(1.1)	(2,131,878)
Leisure Equipment & Products	(1.2)	(2,346,853)
Gas Utilities	(1.3)	(2,580,562)
Aerospace & Defense	(1.4)	(2,651,403)
Building Products	(1.4)	(2,701,017)
Capital Markets	(1.5)	(2,809,576)
Electrical Equipment	(1.6)	(3,058,044)
Trading Companies & Distributors	(1.7)	(3,358,875)
Machinery	(1.9)	(3,673,793)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Long/Short Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Chemicals	(2.0)%	$(3,915,600)
Multi-Utilities	(2.1)	(3,972,841)
Professional Services	(2.4)	(4,671,160)
Oil, Gas & Consumable Fuels	(2.5)	(4,887,935)
Insurance	(2.6)	(5,023,380)
Banks	(2.8)	(5,348,385)
Road & Rail	(3.4)	(6,669,856)
Commercial Services & Supplies	(3.8)	(7,424,626)
Hotels, Restaurants & Leisure	(4.6)	(8,913,646)
Real Estate Investment Trusts	(9.6)	(18,603,619)

TOTAL COMMON STOCKS	30.9%	$59,852,633
REPURCHASE AGREEMENT	3.4	6,633,571
INVESTMENT OF SECURITY LENDING COLLATERAL	12.2	23,568,096

TOTAL INVESTMENTS	46.5%	$90,054,300

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 125.7%

	Aerospace & Defense — 2.3%
4,860	General Dynamics Corp.	$722,099
6,659	Northrop Grumman Corp.	1,250,227
1,644	Vectrus, Inc.[1]	40,886

		2,013,212

	Air Freight & Logistics — 2.0%
16,220	Atlas Air Worldwide Holdings, Inc.[1]	668,913
22,920	Expeditors International of Washington, Inc.[2]	1,141,187

		1,810,100

	Airlines — 2.5%
5,740	Alaska Air Group, Inc.[2]	437,675
31,940	Southwest Airlines Co.[3]	1,478,503
8,340	Virgin America, Inc.[1,2]	296,987

		2,213,165

	Auto Components — 2.5%
63,599	Dana Holding Corp.[2]	1,068,463
70,950	Gentex Corp.	1,162,871

		2,231,334

	Banks — 7.5%
39,460	Central Pacific Financial Corp.	882,326
19,280	JPMorgan Chase & Co.	1,238,740
85,380	KeyCorp	1,060,419
10,500	PNC Financial Services Group, Inc.	947,730
43,580	Regions Financial Corp.[2]	407,473
29,660	SunTrust Banks, Inc.	1,231,483
82,940	Wilshire Bancorp, Inc.	886,629

		6,654,800

	Beverages — 3.5%
18,140	Dr Pepper Snapple Group, Inc.[3]	1,621,172
14,180	PepsiCo, Inc.	1,449,054

		3,070,226

	Biotechnology — 2.1%
42,360	Acorda Therapeutics, Inc.[1,3]	1,526,654
11,480	Emergent Biosolutions, Inc.[1,2]	369,082

		1,895,736

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Capital Markets — 2.5%
33,240	HFF, Inc. — Class A	$1,147,445
67,500	Janus Capital Group, Inc.[2]	1,048,275

		2,195,720

	Chemicals — 4.0%
28,220	Dow Chemical Co. (The)	1,458,127
11,180	Eastman Chemical Co.	806,861
8,860	LyondellBasell Industries N.V. — Class A2	823,182
7,140	Minerals Technologies, Inc.	420,832

		3,509,002

	Commercial Services & Supplies — 4.2%
21,240	Avery Dennison Corp.[2]	1,379,963
20,420	Deluxe Corp.[2]	1,216,011
25,760	Republic Services, Inc.	1,126,742

		3,722,716

	Communications Equipment — 3.4%
132,440	Brocade Communications Systems, Inc.[3]	1,380,025
50,204	Cisco Systems, Inc.[3]	1,448,385
2,900	Harris Corp.	229,477

		3,057,887

	Construction & Engineering — 3.7%
30,420	EMCOR Group, Inc.	1,468,677
22,300	Jacobs Engineering Group, Inc.[1,2]	895,122
48,240	KBR, Inc.	889,546

		3,253,345

	Consumer Finance — 1.4%
189,540	Ezcorp, Inc. — Class A1,2	1,262,336

	Diversified Consumer Services — 1.2%
37,540	Service Corp. International	1,060,880

	Diversified Telecommunication Services — 2.2%
105,000	8x8, Inc.[1,2]	1,119,300
11,000	CenturyTel, Inc.	310,310
26,160	Inteliquent, Inc.	542,035

		1,971,645

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Electric Utilities — 2.2%
24,860	American Electric Power Co., Inc.	$1,408,319
18,020	Exelon Corp.	503,118

		1,911,437

	Electronic Equipment, Instruments & Components — 2.3%
12,440	Arrow Electronics, Inc.[1]	684,076
38,780	Jabil Circuit, Inc.[2]	891,164
22,600	Sanmina Corp.[1,2]	467,142

		2,042,382

	Energy Equipment & Services — 2.0%
12,953	Cameron International Corp.[1]	880,934
42,560	Nabors Industries, Ltd.[2]	427,302
36,200	Noble Corp. PLC[2]	487,614

		1,795,850

	Food & Staples Retailing — 1.7%
3,500	CVS Health Corp.	345,730
30,760	Kroger Co. (The)	1,162,728

		1,508,458

	Food Products — 0.5%
18,120	Flowers Foods, Inc.	489,240

	Health Care Equipment & Supplies — 2.2%
11,620	Analogic Corp.[2]	1,018,145
17,890	Hill-Rom Holdings, Inc.	942,624

		1,960,769

	Health Care Providers & Services — 2.6%
21,500	Aceto Corp.[2]	648,440
7,806	Aetna, Inc.	895,973
5,340	Anthem, Inc.[2]	743,061

		2,287,474

	Health Care Technology — 0.3%
10,680	Omnicell, Inc.[1]	290,496

	Hotels, Restaurants & Leisure — 1.6%
17,420	Wyndham Worldwide Corp.[3]	1,417,117

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Household Durables — 1.1%
22,500	Newell Rubbermaid, Inc.	$954,675

	Household Products — 0.7%
7,240	Church & Dwight, Inc.	623,292

	Insurance — 5.6%
34,500	Assured Guaranty, Ltd.[2]	946,680
9,420	Endurance Specialty Holdings, Ltd.	594,685
31,400	Hartford Financial Services Group, Inc. (The)[3]	1,452,564
14,220	Metlife, Inc.	716,403
4,380	Principal Financial Group, Inc.	219,701
9,160	Travelers Cos., Inc. (The)[2]	1,034,072

		4,964,105

	Internet Software & Services — 1.9%
91,680	Blucora, Inc.[1]	898,464
11,360	IAC/InterActiveCorp	761,234

		1,659,698

	IT Services — 6.6%
4,427	Accenture PLC — Class A	474,574
24,264	Amdocs, Ltd.	1,445,406
21,980	Convergys Corp.[2]	564,227
49,500	Genpact, Ltd.[1]	1,226,610
14,220	Paychex, Inc.[2]	733,468
21,300	Science Applications International Corp.[2]	976,818
21,640	Western Union Co. (The)[2]	416,570

		5,837,673

	Life Sciences Tools & Services — 3.0%
19,238	Charles River Laboratories International, Inc.[1,2]	1,255,087
21,980	PAREXEL International Corp.[1,2]	1,387,378

		2,642,465

	Machinery — 3.9%
10,480	AGCO Corp.[2]	507,127
13,860	Danaher Corp.[2]	1,293,277
75,600	Federal Signal Corp.[2]	1,138,536
12,460	Kadant, Inc.	512,355

		3,451,295

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Media — 6.9%
22,052	Comcast Corp. — Class A3	$1,380,896
47,779	Gannett Co., Inc.[2]	755,864
66,460	Interpublic Group of Cos., Inc. (The)[3]	1,523,928
15,400	Omnicom Group, Inc.[2]	1,153,768
21,880	Scripps Networks Interactive, Inc. — Class A2	1,314,550

		6,129,006

	Multi-line Retail — 1.4%
15,540	Target Corp.	1,199,377

	Multi-Utilities — 3.4%
15,400	Ameren Corp.	672,672
32,220	Public Service Enterprise Group, Inc.[2]	1,330,364
17,620	SCANA Corp.[2]	1,043,456

		3,046,492

	Office Electronics — 0.7%
66,740	Xerox Corp.[2]	626,689

	Oil, Gas & Consumable Fuels — 4.8%
106,600	Denbury Resources, Inc.[2]	377,364
35,100	PBF Energy, Inc. — Class A2	1,193,400
9,837	Tesoro Corp.	1,051,871
18,560	Valero Energy Corp.	1,223,475
63,480	WPX Energy, Inc.[1,2]	435,473

		4,281,583

	Pharmaceuticals — 4.8%
13,820	Johnson & Johnson	1,396,235
19,360	Lannett Co., Inc.[1,2]	866,747
167,453	Sciclone Pharmaceuticals, Inc.[1,2]	1,275,992
43,000	Supernus Pharmaceuticals, Inc.[1,2]	709,500

		4,248,474

	Real Estate Investment Trusts — 5.1%
17,900	Apartment Investment & Management Co. — Class A2	701,501
21,420	Brixmor Property Group, Inc.[2]	548,780
19,820	Equity Commonwealth[1]	569,032
35,000	Hospitality Properties Trust[2]	939,400
53,500	Host Marriott Corp.[2]	927,155
25,440	Liberty Property Trust	865,469

		4,551,337

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Real Estate Management & Development — 0.8%
16,240	Marcus & Millichap, Inc.[1]	$707,577

	Semiconductors & Semiconductor Equipment — 2.4%
55,000	NVIDIA Corp.[2,3]	1,560,350
51,880	ON Semiconductor Corp.[1]	570,680

		2,131,030

	Software — 3.1%
16,980	Activision Blizzard, Inc.[2]	590,225
36,460	CA, Inc.	1,010,306
43,040	Mentor Graphics Corp.[2]	1,170,688

		2,771,219

	Specialty Retail — 5.3%
8,000	Bed Bath & Beyond, Inc.[1,2]	477,040
52,520	Express, Inc.[1,2]	1,013,636
17,000	Foot Locker, Inc.[2]	1,151,750
6,300	Home Depot, Inc.	778,932
8,400	Outerwall, Inc.[2]	504,000
11,240	TJX Cos., Inc. (The)	822,656

		4,748,014

	Technology Hardware, Storage & Peripherals — 1.0%
33,500	EMC Corp.	878,370

	Tobacco — 2.8%
37,800	Reynolds American, Inc.[2,3]	1,826,496
12,140	Universal Corp.[2]	655,681

		2,482,177

	TOTAL COMMON STOCKS (Cost $99,287,248)	111,559,875

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

REPURCHASE AGREEMENT* — 0.5%
$482,661	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $482,661, due 11/2/15, (collateralized by a FNMA security with a par value of $495,000, coupon rate of 2.120%, due 11/7/22, market value of $495,271)	$482,661

	TOTAL REPURCHASE AGREEMENT (Cost $482,661)	482,661

TOTAL LONG INVESTMENTS (Cost $99,769,909)	126.2%	$112,042,536

Shares

COMMON STOCKS SOLD SHORT* — (26.2)%

	Aerospace & Defense — (0.7)%
(1,080)	Precision Castparts Corp.	(249,275)
(1,780)	TransDigm Group, Inc.[1]	(391,333)

		(640,608)

	Air Freight & Logistics — (0.3)%
(6,740)	Forward Air Corp.	(305,726)

	Banks — (1.6)%
(8,400)	CIT Group, Inc.	(361,200)
(14,840)	Glacier Bancorp, Inc.	(406,022)
(6,380)	IBERIABANK Corp.	(386,820)
(6,040)	UMB Financial Corp.	(296,443)

		(1,450,485)

	Beverages — (0.2)%
(960)	Boston Beer Co., Inc. (The) — Class A1	(210,806)

	Building Products — (0.5)%
(14,140)	AAON, Inc.	(289,446)
(7,460)	USG Corp.[1]	(175,832)

		(465,278)

	Chemicals — (0.9)%
(2,540)	EI du Pont de Nemours & Co.	(161,036)
(30,820)	Kronos Worldwide, Inc.	(243,478)
(3,480)	WR Grace & Co.[1]	(349,044)

		(753,558)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Commercial Services & Supplies — (1.9)%
(21,000)	Covanta Holding Corp.	$(351,960)
(5,520)	G&K Services, Inc. — Class A	(363,326)
(9,760)	Mobile Mini, Inc.	(334,182)
(2,680)	Stericycle, Inc.[1]	(325,272)
(8,400)	US Ecology, Inc.	(329,364)

		(1,704,104)

	Construction & Engineering — (0.4)%
(11,720)	Granite Construction, Inc.	(384,885)

	Construction Materials — (0.4)%
(4,720)	Eagle Materials, Inc.	(311,662)

	Electric Utilities — (0.9)%
(14,240)	Pepco Holdings, Inc.	(379,211)
(8,320)	Southern Co. (The)	(375,232)

		(754,443)

	Electrical Equipment — (0.8)%
(8,820)	Franklin Electric Co., Inc.	(290,707)
(4,080)	Hubbell, Inc. — Class B	(395,148)

		(685,855)

	Food Products — (0.7)%
(2,400)	Hershey Co. (The)	(212,856)
(4,480)	TreeHouse Foods, Inc.[1]	(383,667)

		(596,523)

	Gas Utilities — (1.0)%
(6,380)	Energen Corp.	(370,997)
(7,340)	Questar Corp.	(151,571)
(13,680)	South Jersey Industries, Inc.	(362,657)

		(885,225)

	Health Care Equipment & Supplies — (0.2)%
(5,240)	Baxter International, Inc.	(195,924)

	Health Care Providers & Services — (0.3)%
(11,200)	Capital Senior Living Corp.[1]	(253,344)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Hotels, Restaurants & Leisure — (1.0)%
(8,720)	Bob Evans Farms, Inc.	$(377,314)
(7,460)	Choice Hotels International, Inc.	(390,233)
(2,120)	Wynn Resorts, Ltd.	(148,294)

		(915,841)

	Insurance — (1.6)%
(8,200)	Arthur J Gallagher & Co.	(358,586)
(11,380)	Kemper Corp.	(406,493)
(5,700)	Loews Corp.	(207,822)
(7,980)	Mercury General Corp.	(431,000)

		(1,403,901)

	Leisure Equipment & Products — (0.5)%
(38,040)	Black Diamond, Inc.[1]	(210,742)
(2,880)	Pool Corp.	(234,835)

		(445,577)

	Machinery — (0.9)%
(7,240)	CLARCOR, Inc.	(360,986)
(7,020)	Donaldson Co., Inc.	(212,004)
(2,640)	RBC Bearings, Inc.[1]	(180,550)

		(753,540)

	Marine — (0.3)%
(4,100)	Kirby Corp.[1]	(267,689)

	Media — (0.9)%
(19,100)	EW Scripps Co. (The) — Class A	(421,346)
(4,340)	McGraw-Hill Cos. (The), Inc.	(402,058)

		(823,404)

	Metals & Mining — (0.5)%
(5,080)	Compass Minerals International, Inc.	(412,699)

	Multi-line Retail — (0.8)%
(23,700)	Fred’s, Inc. — Class A	(327,771)
(5,380)	Nordstrom, Inc.	(350,830)

		(678,601)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Multi-Utilities — (1.0)%
(5,760)	Dominion Resources, Inc.	$(411,437)
(6,300)	NiSource, Inc.	(120,708)
(3,380)	Sempra Energy	(346,146)

		(878,291)

	Oil, Gas & Consumable Fuels — (0.6)%
(5,060)	Cheniere Energy, Inc.[1]	(250,571)
(16,700)	Memorial Resource Development Corp.[1]	(295,423)

		(545,994)

	Professional Services — (0.3)%
(6,800)	Advisory Board Co. (The)[1]	(298,044)

	Real Estate Investment Trusts — (3.6)%
(4,140)	Alexandria Real Estate Equities, Inc.	(371,523)
(10,340)	American Campus Communities, Inc.	(419,494)
(24,240)	American Homes 4 Rent — Class A	(399,960)
(3,860)	American Tower Corp.	(394,608)
(2,700)	Boston Properties, Inc.	(339,795)
(7,120)	Education Realty Trust, Inc.	(255,679)
(1,360)	Equinix, Inc.	(403,485)
(1,420)	Essex Property Trust, Inc.	(313,025)
(23,620)	NorthStar Realty Finance Corp.	(283,676)

		(3,181,245)

	Road & Rail — (1.6)%
(4,520)	Genesee & Wyoming, Inc. — Class A1	(303,292)
(19,800)	Heartland Express, Inc.	(372,834)
(5,260)	JB Hunt Transport Services, Inc.	(401,706)
(4,000)	Norfolk Southern Corp.	(320,120)

		(1,397,952)

	Specialty Retail — (0.4)%
(14,840)	Sonic Automotive, Inc. — Class A	(370,110)

	Textiles, Apparel & Luxury Goods — (0.4)%
(4,120)	Under Armour, Inc. — Class A1	(391,730)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS SOLD SHORT* — (Continued)

	Trading Companies & Distributors — (1.0)%
(12,500)	H&E Equipment Services, Inc.	$(241,375)
(3,520)	United Rentals, Inc.[1]	(263,507)
(1,900)	WW Grainger, Inc.	(399,000)

		(903,882)

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(25,676,059))	(23,266,926)

TOTAL SHORT INVESTMENTS (Proceeds $(25,676,059))	(26.2)%	$(23,266,926)

TOTAL INVESTMENTS (Cost $74,093,850)[4]	100.0%	$88,775,610
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(41,943)

NET ASSETS	100.0%	$88,733,667

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	All or a portion of security pledged as collateral for securities sold short. The total market value of collateral is $6,701,738.
[4]	Aggregate cost for federal tax purposes was $100,991,339.
Abbreviations:
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Long Positions:
Banks	7.5%	$6,654,800
Media	6.9	6,129,006
IT Services	6.6	5,837,673
Insurance	5.6	4,964,105
Specialty Retail	5.3	4,748,014
Real Estate Investment Trusts	5.1	4,551,337
Oil, Gas & Consumable Fuels	4.8	4,281,583
Pharmaceuticals	4.8	4,248,474
Commercial Services & Supplies	4.2	3,722,716
Chemicals	4.0	3,509,002
Machinery	3.9	3,451,295
Construction & Engineering	3.7	3,253,345
Beverages	3.5	3,070,226
Communications Equipment	3.4	3,057,887
Multi-Utilities	3.4	3,046,492
Software	3.1	2,771,219
Life Sciences Tools & Services	3.0	2,642,465
Tobacco	2.8	2,482,177
Health Care Providers & Services	2.6	2,287,474
Auto Components	2.5	2,231,334
Airlines	2.5	2,213,165
Capital Markets	2.5	2,195,720
Semiconductors & Semiconductor Equipment	2.4	2,131,030
Electronic Equipment, Instruments & Components	2.3	2,042,382
Aerospace & Defense	2.3	2,013,212
Diversified Telecommunication Services	2.2	1,971,645
Health Care Equipment & Supplies	2.2	1,960,769
Electric Utilities	2.2	1,911,437
Biotechnology	2.1	1,895,736
Air Freight & Logistics	2.0	1,810,100
Energy Equipment & Services	2.0	1,795,850
Internet Software & Services	1.9	1,659,698
Food & Staples Retailing	1.7	1,508,458
Hotels, Restaurants & Leisure	1.6	1,417,117
Consumer Finance	1.4	1,262,336
Multi-line Retail	1.4	1,199,377
Diversified Consumer Services	1.2	1,060,880
Household Durables	1.1	954,675

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Technology Hardware, Storage & Peripherals	1.0%	$878,370
Real Estate Management & Development	0.8	707,577
Office Electronics	0.7	626,689
Household Products	0.7	623,292
Food Products	0.5	489,240
Health Care Technology	0.3	290,496
Short Positions:
Health Care Equipment & Supplies	(0.2)	(195,924)
Beverages	(0.2)	(210,806)
Health Care Providers & Services	(0.3)	(253,344)
Marine	(0.3)	(267,689)
Professional Services	(0.3)	(298,044)
Air Freight & Logistics	(0.3)	(305,726)
Construction Materials	(0.4)	(311,662)
Specialty Retail	(0.4)	(370,110)
Construction & Engineering	(0.4)	(384,885)
Textiles, Apparel & Luxury Goods	(0.4)	(391,730)
Metals & Mining	(0.5)	(412,699)
Leisure Equipment & Products	(0.5)	(445,577)
Building Products	(0.5)	(465,278)
Oil, Gas & Consumable Fuels	(0.6)	(545,994)
Food Products	(0.7)	(596,523)
Aerospace & Defense	(0.7)	(640,608)
Multi-line Retail	(0.8)	(678,601)
Electrical Equipment	(0.8)	(685,855)
Machinery	(0.9)	(753,540)
Chemicals	(0.9)	(753,558)
Electric Utilities	(0.9)	(754,443)
Media	(0.9)	(823,404)
Multi-Utilities	(1.0)	(878,291)
Gas Utilities	(1.0)	(885,225)
Trading Companies & Distributors	(1.0)	(903,882)
Hotels, Restaurants & Leisure	(1.0)	(915,841)
Road & Rail	(1.6)	(1,397,952)
Insurance	(1.6)	(1,403,901)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Total Market Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Banks	(1.6)%	$(1,450,485)
Commercial Services & Supplies	(1.9)	(1,704,104)
Real Estate Investment Trusts	(3.6)	(3,181,245)

TOTAL COMMON STOCKS	99.5%	$88,292,949
REPURCHASE AGREEMENT	0.5	482,661

TOTAL INVESTMENTS	100.0%	$88,775,610

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

EXCHANGE-TRADED FUNDS* — 2.8%
25,500	SPDR S&P 500 ETF Trust	$5,302,215
30,000	Vanguard S&P 500 ETF	5,716,800

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,865,843)	11,019,015

	US Treasury Bills — 25.3%
100,000,000	U.S. Treasury Bill,
	0.069% due 1/7/16[1]	99,987,200

	TOTAL US TREASURY BILLS (Cost $100,000,931)	99,987,200

Face
Amount

REPURCHASE AGREEMENT* — 69.6%
$275,134,427	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $275,134,656, due 11/2/15, (collateralized by FHLMC securities with a par value of $270,080,578, coupon rates of 2.500%-4.000%, due 5/15/40-9/15/40, total market value of $280,638,403)	275,134,427

	TOTAL REPURCHASE AGREEMENT (Cost $275,134,427)	275,134,427

TOTAL INVESTMENTS (Cost $382,001,201)[2]	97.7%	$386,140,642
OTHER ASSETS IN EXCESS OF LIABILITIES	2.3	9,022,245

NET ASSETS[3]	100.0%	$395,162,887

*	Percentages indicated are based on net assets.
[1]	Rate represents annualized discount yield at date of purchase.
[2]	Aggregate cost for federal tax purposes was $382,001,201.
[3]	Cash in the amount of $11,618,004 is held as collateral to secure the open written put options contracts.
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
PUTS:
S&P 500 Index
expires November 2015 exercise price $2,025 Goldman Sachs	370	$(421,800)
S&P 500 Index
expires November 2015 exercise price $1,975 Goldman Sachs	600	(327,000)
S&P 500 Index
expires November 2015 exercise price $2,075 Goldman Sachs	787	(1,967,500)

		(2,716,300)

TOTAL WRITTEN OPTIONS (Premiums Received $(6,436,796))		$(2,716,300)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

SECTOR DIVERSIFICATION

On October 31, 2015, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
US Treasury Bills	25.3%	$99,987,200
Exchange-Traded Funds	2.8	11,019,015

TOTAL	28.1%	$111,006,215
REPURCHASE AGREEMENTS	69.6	275,134,427

TOTAL INVESTMENTS	97.7%	$386,140,642

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 56.3%

	Air Freight & Logistics — 1.1%
16,907	Deutsche Post AG, Sponsored ADR	$501,969
36,377	Royal Mail PLC, Unsponsored ADR	500,547

		1,002,516

	Auto Components — 1.3%
13,522	Continental AG, Sponsored ADR	650,678
22,892	Denso Corp., Unsponsored ADR	533,155

		1,183,833

	Automobiles — 2.9%
14,896	Bayerische Motoren Werke AG, Unsponsored ADR	507,879
6,737	Daimler AG, Sponsored ADR	584,772
17,005	Honda Motor Co., Ltd., Sponsored ADR	563,376
4,500	Toyota Motor Corp., Sponsored ADR	551,790
12,573	Volkswagen AG, Sponsored ADR	349,529

		2,557,346

	Banks — 4.1%
36,319	Barclays PLC, Sponsored ADR	516,819
16,802	BNP Paribas SA, ADR	510,613
9,067	DBS Group Holdings, Ltd., Sponsored ADR	443,376
3,410	DNB ASA, Sponsored ADR	435,662
36,910	ING Groep N.V., Sponsored ADR	534,088
94,217	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	609,584
1,051	Nordea Bank AB, Sponsored ADR	11,519
68,275	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	544,834

		3,606,495

	Building Products — 0.6%
50,251	Assa Abloy AB, Unsponsored ADR	501,002

	Capital Markets — 0.4%
50,844	Daiwa Securities Group, Inc., Sponsored ADR	348,281

	Chemicals — 2.9%
21,693	Air Liquide SA, Unsponsored ADR	563,150
5,988	BASF SE, Sponsored ADR	490,238
15,846	Givaudan SA, Unsponsored ADR	564,593
7,105	Syngenta AG, ADR	478,095
11,328	Yara International ASA, ADR	512,932

		2,609,008

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Construction & Engineering — 1.3%
54,426	Fletcher Building, Ltd., Sponsored ADR	$533,919
37,614	Vinci SA, Unsponsored ADR	632,668

		1,166,587

	Containers & Packaging — 0.6%
11,728	Rexam PLC, Sponsored ADR	487,885

	Diversified Financial Services — 0.7%
23,955	Hong Kong Exchanges and Clearing, Ltd., Unsponsored ADR	627,022

	Diversified Telecommunication Services — 3.4%
16,327	Nippon Telegraph & Telephone Corp., ADR	599,691
33,605	Orange SA, Sponsored ADR	589,768
18,645	Singapore Telecommunications, Ltd., ADR	530,450
35,181	Telefonica SA, Sponsored ADR	463,334
8,148	Telenor ASA, ADR	456,614
38,566	TeliaSonera AB, Unsponsored ADR	393,373

		3,033,230

	Electric Utilities — 1.2%
61,529	CLP Holdings, Ltd., Sponsored ADR	535,918
18,643	Iberdrola SA, Sponsored ADR	531,698

		1,067,616

	Electrical Equipment — 0.6%
26,245	ABB, Ltd., Sponsored ADR[1]	495,506

	Energy Equipment & Services — 1.1%
40,867	Amec Foster Wheeler PLC, Sponsored ADR	446,268
38,695	Technip SA, ADR	508,839

		955,107

	Food & Staples Retailing — 1.9%
26,022	Koninklijke Ahold N.V., Sponsored ADR	527,726
27,860	Seven & I Holdings Co., Ltd., Unsponsored ADR	630,751
35,214	Wesfarmers, Ltd., Unsponsored ADR	498,630

		1,657,107

	Food Products — 0.6%
7,185	Nestle SA, Sponsored ADR	547,641

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Health Care Equipment & Supplies — 0.9%
22,801	Smith & Nephew PLC, Sponsored ADR	$777,970

	Health Care Providers & Services — 0.5%
35,795	Sonic Healthcare, Ltd., Unsponsored ADR	487,170

	Hotels, Restaurants & Leisure — 0.6%
30,463	Compass Group PLC, Sponsored ADR	525,791

	Household Durables — 0.8%
43,454	Sekisui House, Ltd., Sponsored ADR	723,075

	Industrial Conglomerates — 0.5%
4,675	Siemens AG, Sponsored ADR	470,165

	Insurance — 5.4%
19,773	AIA Group, Ltd., Sponsored ADR	466,049
33,243	Allianz SE, ADR	583,415
22,880	AXA SA, Sponsored ADR	610,896
27,029	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Unsponsored ADR	539,364
11,213	Prudential PLC, ADR	524,656
21,885	Sampo OYJ, Unsponsored ADR	535,198
137,795	SCOR SE, Sponsored ADR	520,865
22,738	Swiss Re AG, Sponsored ADR	528,886
17,289	Zurich Insurance Group AG, ADR[1]	457,985

		4,767,314

	IT Services — 0.8%
16,034	Cap Gemini SA, Unsponsored ADR	713,112

	Machinery — 1.1%
19,204	Atlas Copco AB, Sponsored ADR	504,873
45,592	Volvo AB, Sponsored ADR	473,017

		977,890

	Media — 0.7%
9,327	Sky PLC, Sponsored ADR	631,438

	Metals & Mining — 1.1%
120,098	Glencore PLC, Unsponsored ADR	414,338
62,025	Newcrest Mining, Ltd., Sponsored ADR[1]	544,580

		958,918

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Multi-line Retail — 0.7%
40,173	Marks & Spencer Group PLC, ADR	$634,733

	Multi-Utilities — 1.1%
28,375	Engie SA, Sponsored ADR	496,279
7,163	National Grid PLC, Sponsored ADR	512,871

		1,009,150

	Oil, Gas & Consumable Fuels — 1.7%
51,590	Inpex Corp., Unsponsored ADR	491,137
37,433	Repsol SA, Sponsored ADR	469,036
23,826	Woodside Petroleum, Ltd., Sponsored ADR	507,017

		1,467,190

	Personal Products — 2.0%
16,804	L’Oreal SA, Unsponsored ADR	612,842
13,682	Unilever N.V.	615,416
13,087	Unilever PLC, Sponsored ADR	581,717

		1,809,975

	Pharmaceuticals — 5.8%
34,603	Astellas Pharma, Inc., Unsponsored ADR	508,664
2,281	AstraZeneca PLC, Sponsored ADR	72,741
3,819	Bayer AG, Sponsored ADR	509,607
35,031	Daiichi Sankyo Co., Ltd., Sponsored ADR	698,168
5,718	Novartis AG, Sponsored ADR	517,079
14,213	Roche Holding AG, Sponsored ADR	481,963
11,634	Sanofi, ADR	585,656
2,644	Shire PLC, ADR	600,320
24,463	Takeda Pharmaceutical Co., Ltd., Sponsored ADR	605,948
9,631	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	570,059

		5,150,205

	Professional Services — 0.7%
15,754	Adecco SA, Unsponsored ADR[1]	585,576

	Real Estate Investment Trusts — 0.7%
20,665	Unibail-Rodamco SE, Unsponsored ADR	578,620

	Real Estate Management & Development — 1.4%
29,178	Daiwa House Industry Co., Ltd., Unsponsored ADR	766,214
38,284	Sun Hung Kai Properties, Ltd., Sponsored ADR	508,029

		1,274,243

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Road & Rail — 0.7%
40,540	East Japan Railway Co., Unsponsored ADR	$642,559

	Specialty Retail — 1.2%
67,008	Hennes & Mauritz AB, Unsponsored ADR	519,982
30,015	Industria de Diseno Textil SA, Unsponsored ADR	559,179

		1,079,161

	Technology Hardware, Storage & Peripherals — 0.6%
17,520	Canon, Inc., Sponsored ADR	521,746

	Tobacco — 1.3%
4,709	British American Tobacco PLC, Sponsored ADR	556,133
31,845	Japan Tobacco, Inc., Unsponsored ADR	551,237

		1,107,370

	Wireless Telecommunication Services — 1.3%
45,577	KDDI Corp., Unsponsored ADR	550,115
29,213	NTT DOCOMO, Inc., Sponsored ADR	573,451

		1,123,566

	TOTAL COMMON STOCKS (Cost $47,808,658)	49,863,119

EXCHANGE-TRADED FUND — 33.7%
783,000	Vanguard FTSE Developed Markets ETF	29,785,320

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,417,053)	29,785,320

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

REPURCHASE AGREEMENT* — 2.4%
$2,123,368	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $2,123,370, due 11/2/15, (collateralized by a FHLMC security with a par value of $2,110,933, coupon rate of 3.000%, due 8/15/39, market value of $2,169,334)	$2,123,368

	TOTAL REPURCHASE AGREEMENT (Cost $2,123,368)	2,123,368

TOTAL INVESTMENTS (Cost $81,349,079)[2]	92.4%	$81,771,807
OTHER ASSETS IN EXCESS OF LIABILITIES	7.6	6,705,866

NET ASSETS[3]	100.0%	$88,477,673

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Aggregate cost for federal tax purposes was $81,349,079.
[3]	Cash in the amount of $7,393,226 is held as collateral to secure the open written call and put options contracts.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Name of Issuer,
Title of Issue and	Number of
Counterparty	Contracts	Value

WRITTEN OPTIONS
CALLS:
iShares MSCI EAFE Index Fund
expires November 2015 exercise price $60 Goldman Sachs	1,300	$(194,350)
iShares MSCI EAFE Index Fund
expires November 2015 exercise price $62 Goldman Sachs	8,588	(287,698)
iShares MSCI EAFE Index Fund
expires December 2015 exercise price $61 Goldman Sachs	1,025	(136,325)

TOTAL WRITTEN CALL OPTIONS (Premiums Received $(978,605))		$(618,373)

PUTS:
iShares MSCI EAFE Index Fund
expires November 2015 exercise price $60 Goldman Sachs	1,559	(67,817)

TOTAL WRITTEN PUT OPTIONS (Premiums Received $(106,765))		$(67,817)

TOTAL WRITTEN OPTIONS (Premiums Received $(1,085,370))		$(686,190)

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

SECTOR DIVERSIFICATION

On October 31, 2015, sector diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

SECTOR:
Common Stocks	56.3%	$49,863,119
Exchange-Traded Funds	33.7	29,785,320

TOTAL	90.0%	$79,648,439
REPURCHASE AGREEMENTS	2.4	2,123,368

TOTAL INVESTMENTS	92.4%	$81,771,807

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Shares		Value

COMMON STOCKS* — 99.4%

	Japan — 24.1%
248,176	Astellas Pharma, Inc., Unsponsored ADR	$3,648,187
163,064	Bank of Yokohama, Ltd. (The), Unsponsored ADR	4,055,402
119,460	Canon, Inc., Sponsored ADR	3,557,519
239,410	Daiichi Sankyo Co., Ltd., Sponsored ADR	4,771,441
155,893	Daiwa House Industry Co., Ltd., Unsponsored ADR	4,093,750
17,976	Fuji Heavy Industries, Ltd., Unsponsored ADR	1,406,802
117,255	FUJIFILM Holdings Corp., Unsponsored ADR	4,649,161
99,519	Isuzu Motors, Ltd., Unsponsored ADR	1,157,406
334,285	KDDI Corp., Unsponsored ADR	4,034,820
48,446	Kubota Corp., Sponsored ADR	3,754,080
542,337	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	3,508,920
114,389	MS&AD Insurance Group Holdings, Inc., Unsponsored ADR	1,680,374
68,345	Nippon Telegraph & Telephone Corp., ADR	2,510,312
46,269	Nitto Denko Corp., Unsponsored ADR	1,526,877
204,499	Nomura Holdings, Inc., Sponsored ADR	1,286,299
136,447	NTT DOCOMO, Inc., Sponsored ADR	2,678,455
100,541	Panasonic Corp., Sponsored ADR	1,177,335
269,586	Sekisui House, Ltd., Sponsored ADR	4,485,911
62,983	Tokio Marine Holdings, Inc., ADR	2,427,365
18,178	Toyota Motor Corp., Sponsored ADR	2,228,986

		58,639,402

	United Kingdom — 17.8%
6,593	Ashtead Group PLC, Unsponsored ADR	413,381
166,231	Aviva PLC, Sponsored ADR	2,476,842
30,891	British American Tobacco PLC, Sponsored ADR	3,648,227
17,689	BT Group PLC, Sponsored ADR	1,267,771
19,183	easyJet PLC, Sponsored ADR	2,071,764
40,570	Imperial Tobacco Group PLC, Sponsored ADR	4,372,229
67,942	ITV PLC, Unsponsored ADR	2,630,714
123,957	Legal & General Group PLC, Sponsored ADR	2,558,472
21,327	Persimmon PLC, Unsponsored ADR[1]	1,312,144
355,043	Petrofac, Ltd., Unsponsored ADR	2,282,927
70,194	Prudential PLC, ADR	3,284,377
70,965	Rexam PLC, Sponsored ADR	2,952,144
97,081	Rio Tinto PLC, Sponsored ADR	3,544,427
63,664	Royal Dutch Shell PLC, Sponsored ADR	3,354,456
79,387	Unilever PLC, Sponsored ADR	3,528,752
32,878	WPP PLC, Sponsored ADR	3,684,309

		43,382,936

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	France — 11.0%
79,457	Atos SE, Unsponsored ADR	$1,268,134
142,006	AXA SA, Sponsored ADR	3,791,560
80,910	Cap Gemini SA, Unsponsored ADR	3,598,472
61,712	Cie Generale des Etablissements Michelin, Unsponsored ADR	1,222,206
552,410	Credit Agricole SA, Unsponsored ADR	3,452,563
114,765	Orange SA, Sponsored ADR	2,014,126
240,384	Renault SA, Unsponsored ADR	4,512,008
349,204	SCOR SE, Sponsored ADR	1,319,991
23,221	Total SA, Sponsored ADR	1,119,949
193,254	Veolia Environnement SA, ADR	4,493,155

		26,792,164

	Germany — 8.5%
227,092	Allianz SE, Sponsored ADR	3,985,465
14,883	Bayer AG, Sponsored ADR	1,985,987
56,504	Continental AG, Sponsored ADR	2,718,972
42,577	Daimler AG, Sponsored ADR	3,695,684
148,277	Deutsche Telekom AG, Sponsored ADR	2,766,849
152,557	K+S AG, Sponsored ADR	1,940,525
176,968	RWE AG, Sponsored ADR	2,449,237
15,878	SAP SE, Sponsored ADR	1,249,757

		20,792,476

	Switzerland — 7.8%
193,142	ABB, Ltd., Sponsored ADR[1]	3,646,521
60,190	Adecco SA, Unsponsored ADR[1]	2,237,262
212,285	LafargeHolcim, Ltd., Unsponsored ADR[1]	2,390,329
245,618	Lonza Group AG, Unsponsored ADR[1]	3,598,304
16,719	Novartis AG, Sponsored ADR	1,511,899
86,131	Swatch Group AG (The), Unsponsored ADR	1,677,832
173,014	Swiss Re AG, Sponsored ADR	4,024,306

		19,086,453

	Sweden — 5.1%
370,596	Assa Abloy AB, Unsponsored ADR	3,694,842
76,470	Atlas Copco AB, Sponsored ADR	2,010,396
109,114	SKF AB, Sponsored ADR	1,917,133
165,128	Svenska Cellulosa AB SCA, Sponsored ADR	4,867,148

		12,489,519

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Australia — 4.8%
334,226	AGL Energy, Ltd., Unsponsored ADR	$3,990,658
68,383	Macquarie Group, Ltd., ADR	4,218,547
87,878	Wesfarmers, Ltd., Unsponsored ADR	1,244,353
109,293	Woodside Petroleum, Ltd., Sponsored ADR	2,325,755

		11,779,313

	Netherlands — 3.3%
148,114	Airbus Group SE, Unsponsored ADR	2,560,891
91,233	Unilever N.V. Unsponsored ADR	4,103,660
40,915	Wolters Kluwer N.V., Sponsored ADR	1,385,791

		8,050,342

	Ireland — 2.7%
34,310	Ryanair Holdings PLC, Sponsored ADR	2,682,726
17,389	Shire PLC, ADR	3,948,173

		6,630,899

	Italy — 2.4%
68,239	ENI SPA, Sponsored ADR	2,224,591
170,352	Intesa Sanpaolo SPA, Sponsored ADR	3,575,689

		5,800,280

	Finland — 2.1%
195,467	Nokia OYJ, Sponsored ADR	1,450,365
194,647	UPM-Kymmene OYJ, Sponsored ADR	3,665,203

		5,115,568

	Israel — 1.7%
68,310	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	4,043,269

	Belgium — 1.5%
159,339	Delhaize Group, Sponsored ADR	3,699,852

	Hong Kong — 1.5%
54,961	BOC Hong Kong Holdings, Ltd., Sponsored ADR	3,537,840

	Denmark — 1.4%
63,479	Novo Nordisk AS, Sponsored ADR	3,375,813

	Norway — 1.2%
23,135	DNB ASA, Sponsored ADR	2,955,728

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Shares		Value

COMMON STOCKS* — (Continued)

	Singapore — 1.2%
126,873	Wilmar International, Ltd., Unsponsored ADR	$2,808,968

	Spain — 0.6%
47,012	Iberdrola SA, Sponsored ADR	1,340,782

	New Zealand — 0.5%
101,999	Spark New Zealand, Ltd., Sponsored ADR	1,154,629

	Luxembourg — 0.2%
67,423	Subsea 7 SA, Sponsored ADR[1]	536,013

	TOTAL COMMON STOCKS (Cost $238,480,531)	242,012,246

Face
Amount

REPURCHASE AGREEMENT* — 1.1%
$2,576,128	With State Street Bank and Trust Co., dated 10/30/15, 0.01%, principal and interest in the amount of $2,576,130, due 11/2/15, (collateralized by a FHLMC security with a par value of $1,112,915, coupon rate of 3.000%, due 5/15/40, total market value of $1,146,564 and by a FNMA security with a par value of $1,402,692, coupon rate of 4.000%, due 9/25/39, total market value of $1,481,775)	2,576,128

	TOTAL REPURCHASE AGREEMENT (Cost $2,576,128)	2,576,128

TOTAL INVESTMENTS (Cost $241,056,659)[2]	100.5%	$244,588,374
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(1,185,274)

NET ASSETS	100.0%	$243,403,100

* Percentages indicated are based on net assets.
[1] Non income-producing security.
[2] Aggregate cost for federal tax purposes was $241,503,105.
Abbreviations:
ADR — American Depositary Receipt
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

INDUSTRY DIVERSIFICATION

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

INDUSTRIES:
Insurance	10.5%	$25,548,752
Pharmaceuticals	9.6	23,284,769
Banks	8.7	21,086,142
Automobiles	5.3	13,000,886
Multi-Utilities	4.5	10,933,050
Food Products	4.3	10,441,380
Diversified Telecommunication Services	4.0	9,713,687
Oil, Gas & Consumable Fuels	3.7	9,024,751
Technology Hardware, Storage & Peripherals	3.4	8,206,680
Tobacco	3.3	8,020,456
Media	3.2	7,700,814
Machinery	3.1	7,681,609
Household Durables	2.9	6,975,390
Wireless Telecommunication Services	2.8	6,713,275
Capital Markets	2.3	5,504,846
Food & Staples Retailing	2.0	4,944,205
Household Products	2.0	4,867,148
IT Services	2.0	4,866,606
Airlines	1.9	4,754,490
Real Estate Management & Development	1.7	4,093,750
Auto Components	1.6	3,941,178
Building Products	1.5	3,694,842
Paper & Forest Products	1.5	3,665,203
Electrical Equipment	1.5	3,646,521
Life Sciences Tools & Services	1.5	3,598,304
Metals & Mining	1.4	3,544,427
Chemicals	1.4	3,467,402
Containers & Packaging	1.2	2,952,144
Energy Equipment & Services	1.2	2,818,940
Aerospace & Defense	1.0	2,560,891
Construction Materials	1.0	2,390,329
Professional Services	0.9	2,237,262
Textiles, Apparel & Luxury Goods	0.7	1,677,832
Communications Equipment	0.6	1,450,365

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

International Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

On October 31, 2015, industry diversification of the Portfolio was as follows :

	% of
	Net Assets	Value

Electric Utilities	0.5%	$1,340,782
Software	0.5	1,249,757
Trading Companies & Distributors	0.2	413,381

TOTAL COMMON STOCKS	99.4%	$242,012,246
REPURCHASE AGREEMENTS	1.1	2,576,128

TOTAL INVESTMENTS	100.5%	$244,588,374

See Notes to Financial Statements.

THE GLENMEDE FUND, INC.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

As of October 31, 2015, the Glenmede Fund, Inc. (the “Fund”) consists of fifteen portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Mid Cap Equity Portfolio, the Large Cap Value Portfolio, the U.S. Emerging Growth Portfolio, the Large Cap Core Portfolio, the Large Cap Growth Portfolio, the Long/Short Portfolio, the Total Market Portfolio, the Secured Options Portfolio, the International Secured Options Portfolio and the International Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. The Mid Cap Equity Portfolio commenced operations on September 30, 2014. The Mid Cap Equity Portfolio consists of two classes of shares: the Advisor Class and the Institutional Class. As of October 31, 2015, Institutional Class shares of the Mid Cap Equity Portfolio have not been issued. Since June 30, 2015, the Large Cap Core Portfolio and the Large Cap Growth Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. As of October 31, 2015, Institutional Class shares of the Large Cap Core Portfolio and the Large Cap Growth Portfolio have not been issued.

The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

Valuation of Securities: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash Portfolio and Tax-Exempt Cash Portfolio are valued by the “amortized cost” method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. These valuations are typically categorized as Level 2 in the fair value hierarchy described below.

Equity securities and options listed on a U.S. securities exchange, including exchange traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased by non-money market Portfolios with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2.

When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For foreign equity securities, other than those traded on a U.S. stock exchange and American Depositary Receipts, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the S&P 500® Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio and International Portfolio had all investments with corresponding industries at Level 1, except repurchase agreements which were at Level 2, at October 31, 2015. The Government Cash Portfolio and Tax-Exempt Cash Portfolio had all long-term and short-term investments with corresponding industries at Level 2 at October 31, 2015.

The Portfolios did not recognize any level transfers as of the year ended October 31, 2015. Transfers into and out of a level are typically recognized at the end of the reporting period.

The following is a summary of the inputs used as of October 31, 2015 in valuing the assets and liabilities of the Core Fixed Income Portfolio, the Secured Options Portfolio and the International Secured Options Portfolio:

Core Fixed Income Portfolio

ASSETS VALUATION INPUT

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$25,570,184	$—	$25,570,184
Federal Home Loan Mortgage Corporation	—	16,049,380	—	16,049,380

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Federal National Mortgage Association	$—	$5,327,120	$—	$5,327,120

Total Agency Notes	—	46,946,684	—	46,946,684

Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	28,466,384	—	28,466,384
Federal National Mortgage Association	—	55,060,566	—	55,060,566
Government National Mortgage Association	—	4,042,804	—	4,042,804

Total Mortgage-Backed Securities	—	87,569,754	—	87,569,754

Corporate Notes
Communications	—	14,421,815	—	14,421,815
Consumer, Cyclical	—	36,107,279	—	36,107,279
Consumer, Non-Cyclical	—	35,129,477	—	35,129,477
Financial	—	58,442,102	—	58,442,102
Industrial	—	22,123,930	—	22,123,930
Technology	—	8,386,016	—	8,386,016

Total Corporate Notes	—	174,610,619	—	174,610,619

US Treasury Notes/Bonds	—	102,153,306	—	102,153,306
Municipal Bonds	—	6,182,375	—	6,182,375
Repurchase Agreement	—	11,960,000	—	11,960,000
Investment of Security Lending Collateral	1,832,385	—	—	1,832,385

Total Investments	1,832,385	429,422,738	—	431,255,123

Total	$1,832,385	$429,422,738	$—	$431,255,123

Secured Options Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Exchange-Traded Funds	$11,019,015	$—	$—	$11,019,015
US Treasury Bills	—	99,987,200	—	99,987,200
Repurchase Agreement	—	275,134,427	—	275,134,427

Total Investments	11,019,015	375,121,627	—	386,140,642

Total	$11,019,015	$375,121,627	$—	$386,140,642

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

LIABILITIES VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Written Options
Puts	$(2,716,300)	$—	$—	$(2,716,300)

Total Written Options	(2,716,300)	—	—	(2,716,300)

Total	$(2,716,300)	$—	$—	$(2,716,300)

International Secured Options Portfolio

ASSETS VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Air Freight & Logistics	$1,002,516	$—	$—	$1,002,516
Auto Components	1,183,833	—	—	1,183,833
Automobiles	2,557,346	—	—	2,557,346
Banks	3,606,495	—	—	3,606,495
Building Products	501,002	—	—	501,002
Capital Markets	348,281	—	—	348,281
Chemicals	2,609,008	—	—	2,609,008
Construction & Engineering	632,668	533,919	—	1,166,587
Containers & Packaging	487,885	—	—	487,885
Diversified Financial Services	627,022	—	—	627,022
Diversified Telecommunication Services	3,033,230	—	—	3,033,230
Electric Utilities	1,067,616	—	—	1,067,616
Electrical Equipment	495,506	—	—	495,506
Energy Equipment & Services	955,107	—	—	955,107
Food & Staples Retailing	1,657,107	—	—	1,657,107
Food Products	547,641	—	—	547,641
Health Care Equipment & Supplies	777,970	—	—	777,970
Health Care Providers & Services	487,170	—	—	487,170
Hotels, Restaurants & Leisure	525,791	—	—	525,791
Household Durables	723,075	—	—	723,075
Industrial Conglomerates	470,165	—	—	470,165
Insurance	4,767,314	—	—	4,767,314
IT Services	713,112	—	—	713,112

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Machinery	$977,890	$—	$—	$977,890
Media	631,438	—	—	631,438
Metals & Mining	958,918	—	—	958,918
Multi-line Retail	634,733	—	—	634,733
Multi-Utilities	1,009,150	—	—	1,009,150
Oil, Gas & Consumable Fuels	1,467,190	—	—	1,467,190
Personal Products	1,809,975	—	—	1,809,975
Pharmaceuticals	5,150,205	—	—	5,150,205
Professional Services	585,576	—	—	585,576
Real Estate Investment Trusts	578,620	—	—	578,620
Real Estate Management & Development	1,274,243	—	—	1,274,243
Road & Rail	642,559	—	—	642,559
Specialty Retail	1,079,161	—	—	1,079,161
Technology Hardware, Storage & Peripherals	521,746	—	—	521,746
Tobacco	1,107,370	—	—	1,107,370
Wireless Telecommunication Services	1,123,566	—	—	1,123,566

Total Common Stocks	49,329,200	533,919	—	49,863,119

Exchange-Traded Fund	29,785,320	—	—	29,785,320
Repurchase Agreement	—	2,123,368	—	2,123,368

Total Investments	79,114,520	2,657,287	—	81,771,807

Total	$79,114,520	$2,657,287	$—	$81,771,807

LIABILITIES VALUATION INPUT

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Written Options
Calls	$(618,373)	$—	$—	$(618,373)
Puts	(67,817)	—	—	(67,817)

Total Written Options	(686,190)	—	—	(686,190)

Total	$(686,190)	$—	$—	$(686,190)

Repurchase Agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to the Portfolio in the event a Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.

Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of October 31, 2015 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.

Foreign Currency Translation: The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.

Foreign Securities: The Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

Options Transactions: The Strategic Equity Portfolio, Large Cap Value Portfolio, Long/Short Portfolio, Secured Options Portfolio and International Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and International Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. If a Portfolio writes a call option on a security it does not hold and that option is exercised by the buyer, the Portfolio will temporarily be in a short position until the underlying security is purchased and delivered to the buyer. The Strategic Equity Portfolio, Large Cap Value Portfolio and Long/Short Portfolio did not enter into any options transactions during the year ended October 31, 2015. During the year ended October 31, 2015, the Secured Options Portfolio wrote put options and the International Secured Options Portfolio wrote put and call options in an attempt to achieve their respective investment objective and strategies.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Written options are recorded in each Portfolio’s Statement of Assets and Liabilities as a liability to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. Cash collateral held by the Fund’s custodian and pledged to secure open written option contracts are included in “Cash collateral on deposit at broker” in the Statement of Assets and Liabilities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction of cost. Realized gains and losses on purchased options, if any, are included with net realized gains and losses on investment transactions in each Portfolio’s Statement of Operations.

Information regarding transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the year ended October 31, 2015 are included in Note 2.

Lending of Portfolio Securities: Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statement of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral, which may be invested by the lending agent in short-term instruments, in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Long/Short Portfolio and Total Market Portfolio, some or all of the cash collateral may be used to finance short sales. As of October 31, 2015, 100.00% of the cash collateral received by the Total Market Portfolio was used to finance short sales. The cash collateral received for the Long/Short Portfolio was not used to finance short sales. As of October 31, 2015, the cash collateral received by the Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio and Long/Short Portfolio was invested in the State Street Navigator Securities Lending Prime Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Prime Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and/or the value of the collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Real Estate Investment Trusts: The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Investments for REIT securities held as of October 31, 2015.

Securities Sold Short: The Long/Short Portfolio and Total Market Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statement of Operations are fees charged by the lender for releasing the cash proceeds to the Total Market Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of October 31, 2015, the Long/Short Portfolio and the Total Market Portfolio had pledged cash in the amount of $127,226,791 and $26,800,311 respectively to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Total Market Portfolio also pledged securities in the amount of $6,701,738 to State

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Street, as collateral for short sales. In addition, State Street has a perfected security interest in each such Portfolio’s assets.

Investment Company Securities and Exchange-Traded Funds: Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.

As of October 31, 2015, the International Secured Options Portfolio invested 33.7% of its net assets in Vanguard FTSE Developed Markets ETF (“Vanguard ETF”), formerly known as the Vanguard MSCI EAFE ETF. Performance of the International Secured Options Portfolio may be affected by the performance of the Vanguard ETF. The investment strategy of the Vanguard ETF is to seek to track the investment performance of the FTSE Developed ex North America Index. The Vanguard ETF employs an indexing approach to provide exposure to equity markets in Europe and the Pacific region. The FTSE Developed ex North America Index represents primarily large-capitalization companies in developed equity markets throughout Europe and the Pacific region. The net expense ratio, per the April 29, 2015 prospectus of the Vanguard ETF was .09%. The financial statements of the Vanguard ETF, including the portfolio of investments, can be found at www.vanguard.com or the Securities and Exchange Commission website, www.sec.gov, and should be read in conjunction with the International Secured Options Portfolio financial statements

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, of the Government Cash Portfolio and Tax-Exempt Cash Portfolio

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

Income and Expense Allocation: Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees. Differences in class-level expenses may result in payment of different per share dividends by class.

Federal Income Taxes: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2015 remain subject to examination by the Internal Revenue Service.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

On October 31, 2015, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains through the indicated expiration dates as follows:

	Expiring October 31,
					Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	(Short Term)	(Long Term)
Government Cash Portfolio	$—	$—	$—	$—	$4,192	$—
Tax-Exempt Cash Portfolio	—	—	—	800	—	—
Large Cap Growth Portfolio	—	—	—	—	16,590,304	—
Long/Short Portfolio	—	404,939	5,227,189	—	9,653,183	—
Total Market Portfolio	—	—	—	—	737,422	—
International Secured Options Portfolio	—	—	—	—	5,552,385	198,795
International Portfolio	—	—	55,170,197	—	274,546	—

During the year ended October 31, 2015, as permitted under federal income tax regulations, the Long/Short Portfolio elected to defer $1,106,277 of late year ordinary losses.

During the year ended October 31, 2015, the following Portfolios utilized capital loss carryforwards:

Core Fixed Income Portfolio	$1,834,104
Mid Cap Equity Portfolio	$3,743

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernized several of the federal income and excise tax provisions related to regulated investment companies, and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made were changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect prior to the effective date of the Act limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused. During the year ended October 31, 2015, $1,396,108 of the Long/Short Portfolio’s carryforward losses expired.

As of October 31, 2015, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

					Loss
	Undistributed	Undistributed	Undistributed		Carryforwards,	Other	Total
	Tax-Exempt	Ordinary	Long-Term	Unrealized	Post October	Temporary	Distributable
	Income	Income	Gains	Appreciation	Loss Deferrals	Differences	Earnings
Government Cash Portfolio	$—	$21,756	$—	$—	$(4,192)	$(21,716)	$(4,152)
Tax Exempt Cash Portfolio	—	—	—	—	(800)	(32)	(832)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

					Loss
	Undistributed	Undistributed	Undistributed		Carryforwards,	Other	Total
	Tax-Exempt	Ordinary	Long-Term	Unrealized	Post October	Temporary	Distributable
	Income	Income	Gains	Appreciation	Loss Deferrals	Differences	Earnings
Core Fixed Income Portfolio	$—	$742,264	$2,402,366	$7,876,018	$—	$1	$11,020,649
Strategic Equity Portfolio	—	198,345	13,128,248	53,871,123	—	(2)	67,197,714
Small Cap Equity Portfolio	—	537,455	22,107,802	197,853,614	—	1	220,498,872
Mid Cap Equity Portfolio	—	93,351	166,551	142	—	—	260,044
Large Cap Value Portfolio	—	93,014	8,666,037	7,676,212	—	(2)	16,435,261
U.S. Emerging Growth Portfolio	—	16,178	312,166	6,636,633	—	2	6,964,979
Large Cap Core Portfolio	—	874,757	17,722,489	140,496,710	—	2	159,093,958
Large Cap Growth Portfolio	—	701,315	—	201,004,111	(16,590,304)	3	185,115,125
Long/Short Portfolio	—	—	—	21,297,478	(16,391,588)	(28,672)	4,877,218
Total Market Portfolio	—	59,970	—	14,584,582	(737,422)	(162,242)	13,744,888
Secured Options Portfolio	—	7,341,057	15,256,363	4,139,441	—	(26,399)	26,710,462
International Secured Options Portfolio	—	132,185	—	821,908	(5,751,180)	—	(4,797,087)
International Portfolio	—	252,735	—	3,081,439	(55,444,743)	(1)	(52,110,570)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

For the year ended October 31, 2015, the Government Cash Portfolio’s, Tax-Exempt Cash Portfolio’s and Core Fixed Income Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

The tax character of distributions paid during the year ended October 31, 2015, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Government Cash Portfolio	$—	$22,217	$—	$—
Tax-Exempt Cash Portfolio	363	—	—	—
Core Fixed Income Portfolio	—	9,615,897	—	—
Strategic Equity Portfolio	—	2,457,254	20,744,154	—
Small Cap Equity Portfolio	—	1,508,054	66,333,016	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Mid Cap Equity Portfolio	$—	$61,611	$—	$—
Large Cap Value Portfolio	—	5,801,544	8,157,981	—
U.S. Emerging Growth Portfolio	—	79,896	3,631,479	—
Large Cap Core Portfolio	—	11,254,628	23,130,256	—
Large Cap Growth Portfolio	—	8,103,928	19,346,866	—
Total Market Portfolio	—	496,452	3,725,638	—
Secured Options Portfolio	—	5,883,448	12,955,179	—
International Secured Options Portfolio	—	3,033,529	—	—
International Portfolio	—	907,264	—	—

The tax character of distributions paid during the year ended October 31, 2014, was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Government Cash Portfolio	$—	$420	$—	$—
Tax Exempt Cash Portfolio	369	—	—	—
Core Fixed Income Portfolio	—	9,552,956	823,742	—
Strategic Equity Portfolio	—	3,796,479	16,500,967	—
Small Cap Equity Portfolio	—	10,832,797	32,389,984	—
Large Cap Value Portfolio	—	5,633,501	7,454,307	—
U.S. Emerging Growth Portfolio	—	26,571	311,258	—
Large Cap Core Portfolio	—	4,744,466	5,698,660	—
Large Cap Growth Portfolio	—	2,531,611	8,275,345	—
Total Market Portfolio	—	190,914	4,877	—
Secured Options Portfolio	—	14,504,945	26,451,795	—
International Secured Options Portfolio	—	8,249,560	—	—
International Portfolio	—	930,399	—	—

For the year ended October 31, 2015, permanent differences between financial and tax reporting related primarily to paydowns, REITs, foreign currency gain/(loss), distribution reallocations, non-deductible blue sky expenses and excise taxes paid, dividend expense reclass for short positions, capital loss carryover expired, net operating losses, nontaxable dividends received from investments, capital gains tax and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of the Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Core Fixed Income Portfolio	$589,249	$(589,249)	$—
Strategic Equity Portfolio	(3,530)	3,530	—
Small Cap Equity Portfolio	279,121	(279,121)	—

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Accumulated Net	Net Realized	Paid-In
Portfolio	Investment Income	Gain (Loss)	Capital
Mid Cap Equity Portfolio	$433	$—	$(433)
Large Cap Value Portfolio	(27,098)	27,098	—
U.S. Emerging Growth Portfolio	(229)	229	—
Large Cap Core Portfolio	(72,920)	72,920	—
Large Cap Growth Portfolio	(26,110)	26,110	—
Long/Short Portfolio	486,682	1,388,258	(1,874,940)
Total Market Portfolio	34,073	(34,073)	—
Secured Options Portfolio	2,823,886	(2,823,886)	—
International Secured Options Portfolio	66,707	(66,521)	(186)
International Portfolio	(48,004)	48,004	—

As of October 31, 2015, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Core Fixed Income Portfolio	$9,209,420	$1,333,402	$7,876,018
Strategic Equity Portfolio	54,579,640	708,517	53,871,123
Small Cap Equity Portfolio	300,260,517	102,406,903	197,853,614
Mid Cap Equity Portfolio	2,136,896	2,136,754	142
Large Cap Value Portfolio	9,319,872	1,643,660	7,676,212
U.S. Emerging Growth Portfolio	7,345,315	708,682	6,636,633
Large Cap Core Portfolio	163,339,604	22,842,894	140,496,710
Large Cap Growth Portfolio	220,729,110	19,724,999	201,004,111
Long/Short Portfolio	31,865,965	10,568,487	21,297,478
Total Market Portfolio	18,321,705	3,737,123	14,584,582
Secured Options Portfolio	4,153,172	13,731	4,139,441
International Secured Options Portfolio	3,230,496	2,807,768	422,728
International Portfolio	8,000,959	4,915,690	3,085,269

Other: In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

2.	Financial Instruments and Hedging Activities

Transactions in written option contracts for the Secured Options Portfolio and the International Secured Options Portfolio for the year ended October 31, 2015, are as follows:

Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2014	1,735	$11,139,448
Options written	22,465	73,084,820
Options terminated in closing purchase transactions	(8,322)	(29,296,444)
Options expired	(14,121)	(48,491,028)

Options outstanding at October 31, 2015	1,757	$6,436,796

International Secured Options Portfolio

	Number of	Premiums
	Contracts	Received
Options outstanding at October 31, 2014	13,137	$1,249,648
Options written	160,922	9,095,771
Options terminated in closing purchase transactions	(62,183)	(5,068,123)
Options exercised	(10,903)	(627,553)
Options expired	(88,501)	(3,564,373)

Options outstanding at October 31, 2015	12,472	$1,085,370

Disclosures about Derivative Instruments and Hedging Activities: Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At October 31, 2015 and during the period then ended, the Secured Options Portfolio and the International Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:

Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[1]	$(2,716,300)	$(2,716,300)

Total Value	$(2,716,300)	$(2,716,300)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[2]	$32,023,291	$32,023,291

Total Realized Gain (Loss)	$32,023,291	$32,023,291

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[3]	$(6,574,877)	$(6,574,877)

Total Change in Appreciation (Depreciation)	$(6,574,877)	$(6,574,877)

Number of Contracts, Notional Amounts or Shares/Units4

	Equity
	Contracts
	Risk	Total
Options Written (Notional)	(166,425)	(166,425)

International Secured Options Portfolio

Liability Derivatives

	Equity
	Contracts
	Risk	Total
Options Written[1]	$(686,190)	$(686,190)

Total Value	$(686,190)	$(686,190)

Realized Gain (Loss)

	Equity
	Contracts
	Risk	Total
Options Written[2]	$(1,019,940)	$(1,019,940)

Total Realized Gain (Loss)	$(1,019,940)	$(1,019,940)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Change In Appreciation (Depreciation)

	Equity
	Contracts
	Risk	Total
Options Written[3]	$1,055,749	$1,055,749

Total Change in Appreciation (Depreciation)	$1,055,749	$1,055,749

Number of Contracts, Notional Amounts or Shares/Units4

	Equity
	Contracts
	Risk	Total
Options Written (Notional)	(1,245,542)	(1,245,542)

Additional disclosure about the Secured Options Portfolio’s and International Secured Options Portfolio’s use of options is provided in Note 1 under the heading ‘Options Transactions‘.
[1]	Statement of Assets and Liabilities location: Options written, at value.
[2]	Statement of Operations location: Amount is included in Net realized gain (loss) on Options written.
[3]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of Options written.
[4]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended October 31, 2015.

3.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Strategic Equity Portfolio, Large Cap Value Portfolio, International Portfolio, Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio and International Secured Options Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:

	Management Fee
	on Net Assets*
Core Fixed Income Portfolio	0.35%
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Mid Cap Equity Portfolio	0.55	%**
Large Cap Value Portfolio	0.55%
U.S Emerging Growth Portfolio	0.55%
Large Cap Core Portfolio	0.55%
Large Cap Growth Portfolio	0.55%
Long/Short Portfolio	1.20	%***
Total Market Portfolio	1.20	%***
Secured Options Portfolio	0.55%
International Secured Options Portfolio	0.55	%****
International Portfolio	0.75%

* The Government Cash Portfolio and Tax-Exempt Cash Portfolio do not pay a management fee for advisory services. The investors in these Portfolios are clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees (“Client Fees”) charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the client’s assets under management. Glenmede Trust and its Affiliates currently exclude the portion of their clients’ assets invested in those Portfolios that pay a management fee to the Advisor when calculating Client Fees.

** The Advisor has contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the Mid Cap Equity Portfolio’s annual total operating expenses exceed 1.00% of such Portfolio’s Advisor Class average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2016 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Mid Cap Equity Portfolio will be notified if these waivers/reimbursements are discontinued after that date.

*** Since February 29, 2008, the Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for each Portfolio is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s daily average net assets, exceed 1.25% (excluding Acquired Fund fees and expenses, short-sale dividend expense, prime broker interest expense, brokerage commissions, taxes, interest and extraordinary items). The Advisor has contractually agreed to these waivers and/or reimbursements until at least

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

February 28, 2016, which are included under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.

**** The Advisor contractually agreed to waive a portion of its management fees and/or reimburse expenses to the extent that the International Secured Options Portfolio’s annual total operating expenses exceeded 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) through February 28, 2015, which are included under the caption “Ratio of operating expenses after waiver/reimbursement to average net assets” in the Financial Highlights. These waivers/reimbursements were discontinued because the International Secured Options Portfolio’s expenses had been consistently below the expense cap for over one year.

Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:

	Shareholder Servicing Fee
	on Net Assets
Government Cash Portfolio	0.10	%*****
Tax Exempt Portfolio	0.10	%*****
Core Fixed Income Portfolio	0.10%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Mid Cap Equity Portfolio (Advisor Class)	0.25%
Large Cap Value Portfolio	0.20%
U.S Emerging Growth Portfolio	0.25%
Large Cap Core Portfolio (Advisor Class)	0.20%
Large Cap Growth Portfolio (Advisor Class)	0.20%
Long/Short Portfolio	0.20%
Total Market Portfolio	0.20%
Secured Options Portfolio	0.20%
International Secured Options Portfolio	0.20%
International Portfolio	0.25%

***** Glenmede Trust has voluntarily agreed, on a temporary basis, to waive its shareholder servicing fee payable by the Government Cash Portfolio and Tax-Exempt Cash Portfolio and/or reimburse expenses to the extent necessary to prevent a negative yield. Glenmede Trust can terminate or modify this arrangement at any time. For the year ended October 31, 2015, Glenmede Trust waived $271,525 in shareholder servicing fees it earned from the Government Cash Portfolio and $754,774 in shareholder servicing fees it earned from the Tax-Exempt Cash Portfolio, and Glenmede Trust reimbursed $358,384 of expenses to the Tax- Exempt Cash Portfolio. The Fund will not pay Glenmede Trust at a later time for any amounts waived or reimbursed.

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is Managing Director of Foreside Fund Officer Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for for the distribution services it provides to the Fund.

Effective January 1, 2016, the Fund pays each Board member an annual fee of $49,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, and the Audit Committee Chairman receives an annual fee of $7,500 for his services as Chairman of the Audit Committee. Prior to January 1, 2016, each Board member received $3,000 for each Board meeting attended and the Audit Committee Chairman received an annual fee of $5,000 for his services as Chairman of the Audit Committee. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.

Expenses for the year ended October 31, 2015 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent directors. A partner of the law firm is Secretary of the Fund.

4.	Purchases and Sales of Securities

For the year ended October 31, 2015, cost of purchases and proceeds from sales of investment securities other than U.S. government securities, short-term securities and in-kind transactions were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$60,635,924	$92,588,805
Strategic Equity Portfolio	40,427,191	58,697,673
Small Cap Equity Portfolio	1,650,528,744	1,038,761,945
Mid Cap Equity Portfolio	32,135,528	11,352,744
Large Cap Value Portfolio	96,160,503	112,125,055
U.S. Emerging Growth Portfolio	61,762,098	55,645,643
Large Cap Core Portfolio	2,232,559,943	1,358,560,972
Large Cap Growth Portfolio	2,585,858,741	1,357,276,349
Long/Short Portfolio	325,329,174	305,412,548
Total Market Portfolio	196,724,041	168,189,842
Secured Options Portfolio	—	—
International Secured Options Portfolio	89,412,285	88,899,760
International Portfolio	356,959,097	150,577,975

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

For the year ended October 31, 2015, cost of purchases and proceeds from sales of long-term U.S. government securities were:

Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$53,724,567	$20,358,634

5.	Common Stock

Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

	Year Ended	Year Ended
	10/31/15	10/31/14
Government Cash Portfolio:
Sold	$4,217,646,300	$4,431,266,345
Issued as reinvestment of dividends	170	3
Redeemed	(4,214,850,664)	(4,424,889,746)

Net increase	$2,795,806	$6,376,602

Tax-Exempt Cash Portfolio:
Sold	$3,140,790,151	$2,653,464,951
Redeemed	(3,087,250,272)	(2,590,810,644)

Net increase	$53,539,879	$62,654,307

	Year Ended		Year Ended
	10/31/15		10/31/14
	Shares	Amount	Shares	Amount
Core Fixed Income Portfolio:
Sold	7,071,305	$79,500,994	8,030,559	$89,704,470
Issued as reinvestment of dividends	155,070	1,739,507	132,241	1,463,356
Redeemed	(6,606,061)	(74,275,513)	(5,665,211)	(63,251,561)

Net increase	620,314	$6,964,988	2,497,589	$27,916,265

Strategic Equity Portfolio:
Sold	715,270	$15,510,270	495,267	$10,984,452
Issued as reinvestment of dividends	922,407	19,712,167	884,654	18,502,402
Redeemed	(1,356,250)	(29,859,885)	(1,428,564)	(32,033,048)

Net increase (decrease)	281,427	$5,362,552	(48,643)	$(2,546,194)

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/15		10/31/14
	Shares	Amount	Shares	Amount
Small Cap Equity Portfolio (Advisor Class):
Sold	16,934,995	$445,691,380	25,449,263	$658,792,406
Issued as reinvestment of dividends	1,623,876	40,873,083	1,277,361	31,908,546
Redeemed	(8,108,583)	(214,060,493)	(7,869,325)	(202,499,625)

Net increase	10,450,288	$272,503,970	18,857,299	$488,201,327

Small Cap Equity Portfolio (Institutional Class):
Sold	22,321,416	$612,845,648	17,307,887	$464,811,836
Issued as reinvestment of dividends	424,455	11,095,249	86,544	2,238,030
Redeemed	(6,629,936)	(181,917,323)	(3,634,673)	(95,734,460)

Net increase	16,115,935	$442,023,574	13,759,758	$371,315,406

Mid Cap Equity Portfolio (Advisor Class):
Sold	2,057,261	$22,215,745	905,287	$8,808,379
Issued as reinvestment of dividends	3	27	—	—
Redeemed	(125,645)	(1,302,817)	—	—

Net increase	1,931,619	$20,912,955	905,287	$8,808,379

Large Cap Value Portfolio:
Sold	970,507	$11,088,192	1,060,884	$12,876,737
Issued as reinvestment of dividends	1,169,815	13,218,731	1,128,502	12,744,060
Redeemed	(2,371,228)	(27,493,985)	(1,899,267)	(23,629,883)

Net increase (decrease)	(230,906)	$(3,187,062)	290,119	$1,990,914

U.S. Emerging Growth Portfolio:
Sold	1,089,129	$10,648,660	212,627	$2,159,042
Issued as reinvestment of dividends	391,280	3,623,268	31,794	311,897
Redeemed	(464,384)	(4,465,470)	(357,434)	(3,603,260)

Net increase (decrease)	1,016,025	$9,806,458	(113,013)	$(1,132,321)

Large Cap Core Portfolio (Advisor Class):
Sold	47,340,735	$1,054,074,195	19,844,835	$401,894,954
Issued as reinvestment of dividends	1,332,492	28,608,652	376,106	7,118,030
Redeemed	(8,378,104)	(183,789,465)	(2,430,733)	(49,836,342)

Net increase	40,295,123	$898,893,382	17,790,208	$359,176,642

Large Cap Growth Portfolio (Advisor Class):
Sold	69,439,390	$1,667,228,005	19,802,029	$427,606,479
Issued as reinvestment of dividends	1,106,564	25,835,875	508,961	9,900,981
Redeemed	(18,584,936)	(447,131,711)	(2,352,847)	(50,291,782)

Net increase	51,961,018	$1,245,932,169	17,958,143	$387,215,678

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

	Year Ended		Year Ended
	10/31/15		10/31/14
	Shares	Amount	Shares	Amount
Long/Short Portfolio:
Sold	8,060,025	$90,325,715	8,413,955	$90,379,514
Redeemed	(1,154,228)	(12,902,995)	(1,007,184)	(10,853,353)

Net increase	6,905,797	$77,422,720	7,406,771	$79,526,161

Total Market Portfolio:
Sold	4,519,877	$67,480,388	2,394,282	$34,344,931
Issued as reinvestment of dividends	272,613	3,922,096	4,003	56,925
Redeemed	(2,824,626)	(40,700,518)	(1,328,072)	(18,281,332)

Net increase	1,967,864	$30,701,966	1,070,213	$16,120,524

Secured Options Portfolio:
Sold	5,750,551	$69,965,372	7,217,551	$89,178,069
Issued as reinvestment of dividends	1,595,613	18,764,404	2,963,921	34,914,997
Redeemed	(5,227,890)	(63,345,785)	(9,682,457)	(119,213,257)

Net increase	2,118,274	$25,383,991	499,015	$4,879,809

International Secured Options Portfolio:
Sold	440,796	$4,484,099	1,878,567	$20,676,483
Issued as reinvestment of dividends	199,420	2,037,151	722,451	7,577,372
Redeemed	(1,262,677)	(13,087,432)	(1,619,674)	(17,870,694)

Net increase (decrease)	(622,461)	$(6,566,182)	981,344	$10,383,161

International Portfolio:
Sold	16,030,183	$216,018,227	53,051	$769,923
Issued as reinvestment of dividends	2,949	40,606	9,441	138,917
Redeemed	(649,878)	(8,713,577)	(1,711,146)	(24,578,785)

Net increase (decrease)	15,383,254	$207,345,256	(1,648,654)	$(23,669,945)

As of October 31, 2015, with the exception of the Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio and International Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio as of

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Continued)

October 31, 2015. The total percentage of the shares of a Portfolio held by such shareholders is as follows:

	5% or Greater Shareholders
	# of	% of
Portfolio	Shareholders	Shares Held
Government Cash Portfolio	2	36
Core Fixed Income Portfolio	1	14
Small Cap Equity Portfolio (Advisor Class)	3	66
Small Cap Equity Portfolio (Institutional Class)	2	78
Large Cap Value Portfolio	2	16
U.S. Emerging Growth Portfolio	1	5
Large Cap Core Portfolio (Advisor Class)	2	60
Large Cap Growth Portfolio (Advisor Class)	2	77
Total Market Portfolio	2	48
Secured Options Portfolio	5	41
International Secured Options Portfolio	2	62

6.	INVESTMENT IN AFFILIATED ISSUERS

An affiliated issuer is one in which a Portfolio has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. International Portfolio had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the fiscal year ended October 31, 2015.

	Shares				Net	Shares
	Held				Realized	Held
	at	Purchases	Sales	Dividend	Gain	at	Value
Affiliates	10/31/14	(Cost)	(Proceeds)	Income	(loss)	10/31/15	10/31/15
Glenmede Philadelphia International Emerging Markets Fund	111,341	$2,450	$858,311	$2,450	$(198,427)	0	$0

TOTALS		$2,450	$858,311	$2,450	$(198,427)	$0	$0

7.	Lending of Portfolio Securities

As of October 31, 2015, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:

			% of Total
	Market Value of	Market Value of	Assets
Portfolio	Loaned Securities	Collateral	on Loan
Core Fixed Income Portfolio	$1,794,799	$1,832,385	0.41
Strategic Equity Portfolio	7,269,912	7,410,080	3.94
Small Cap Equity Portfolio	118,986,447	122,687,791	4.76
Mid Cap Equity Portfolio	4,537,244	4,628,322	13.02
U.S. Emerging Growth Portfolio	8,066,827	8,339,672	14.56

THE GLENMEDE FUND, INC.

Notes to Financial Statements — (Concluded)

					% of Total
	Market Value of		Market Value of		Assets
Portfolio	Loaned Securities		Collateral		on Loan
Large Cap Core Portfolio	$19,646,704		$20,166,010		1.15
Large Cap Growth Portfolio	73,234,458		75,476,212		3.56
Long/Short Portfolio	23,186,232		23,568,096		6.79
Total Market Portfolio	26,140,280	*	26,800,311	**	18.41

* The market value of loaned securities for the financing of short sales was $26,140,280.

** The market value of collateral used for the financing of short sales was $26,800,311.

8.	Recently Issued Accounting Pronouncements

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This is an update to Fair Value Measurement Topic 820. Under the amendments in this ASU, investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. ASU 2015-17 is effective for financial statements issued for fiscal years beginning after December15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes may have, if any,on the Fund’s financial statements.

9.	Subsequent Events

Management has evaluated events and transactions subsequent to October 31, 2015 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Glenmede Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations, of changes in net assets and of cash flows, as applicable, and the financial highlights present fairly, in all material respects, the financial position of the Government Cash Portfolio, Tax-Exempt Cash Portfolio, Core Fixed Income Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Mid Cap Equity Portfolio, Large Cap Value Portfolio, U.S. Emerging Growth Portfolio, Large Cap Core Portfolio, Large Cap Growth Portfolio, Long/Short Portfolio, Total Market Portfolio, Secured Options Portfolio, International Secured Options Portfolio, and International Portfolio (constituting The Glenmede Fund, Inc., hereafter referred to as the “Fund”) at October 31, 2015, the results of each of their operations and their cash flows, as applicable, for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 22, 2015

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500,
Boston, MA 02210 T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

THE GLENMEDE PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2015

Muni
Intermediate
Portfolio
Assets:
Investments[1]:
Investments at value	$294,038,817
Cash	8,366,013
Receivable for securities sold	4,270,813
Receivable for fund shares sold	142,000
Interest receivable	3,561,730
Prepaid expenses	4,617

Total assets	310,383,990

Liabilities:
Payable for when-issued securities	11,125,144
Payable for fund shares redeemed	26,960
Payable for Trustees’ fees	1,174
Payable to Affiliate	37,799
Accrued expenses	72,207

Total liabilities	11,263,284

Net Assets	$299,120,706

Net Assets consist of:
Par value ($0.001 of shares outstanding)	$27,239
Paid-in capital in excess of par value	294,934,308
Undistributed net investment income	323,195
Accumulated net realized loss from investment transactions	(1,062,501)
Net unrealized appreciation on investments	4,898,465

Total Net Assets	$299,120,706

Shares Outstanding	27,238,760

Net Asset Value Per Share	$10.98

[1] Investment at cost	$289,140,352

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2015

Muni
Intermediate
Portfolio
Investment income:
Interest	$4,844,222
Other income	3,768

Total investment income	4,847,990

Expenses:
Administration, transfer agent and custody fees	150,869
Professional fees	43,004
Shareholder report expenses	17,026
Shareholder servicing fees	434,045
Trustees’ fees and expenses	7,118
Registration and filing fees	4,706
Other expenses	13,813

Total expenses	670,581

Net investment income	4,177,409

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(1,062,501)

Net change in unrealized gain of:
Investments	1,059,111

Net realized and unrealized loss	(3,390)

Net increase in net assets resulting from operations	$4,174,019

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2015

Muni
Intermediate
Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$4,177,409
Net realized loss on:
Investment transactions	(1,062,501)
Net change in unrealized gain of:
Investments	1,059,111

Net increase in net assets resulting from operations	4,174,019
Distributions to shareholders from:
Net investment income	(4,137,028)
Net realized gain on investments	(1,447,295)
Net increase in net assets from capital share transactions (See note 4)	36,664,399

Net increase in net assets	35,254,095

NET ASSETS:
Beginning of year	263,866,611

End of year	$299,120,706

Undistributed net investment income included in net assets at end of year	$323,195

For the Year Ended October 31, 2014
Muni
Intermediate
Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$3,538,818
Net realized gain on:
Investment transactions	1,421,152
Net change in unrealized gain of:
Investments	1,294,520

Net increase in net assets resulting from operations	6,254,490
Distributions to shareholders from:
Net investment income	(3,515,443)
Net realized gain on investments	(945,079)
Net increase in net assets from capital share transactions (See note 4)	49,341,239

Net increase in net assets	51,135,207

NET ASSETS:
Beginning of year	212,731,404

End of year	$263,866,611

Undistributed net investment income included in net assets at end of year	$313,527

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Muni Intermediate Portfolio
	For the Years Ended October 31,
	2015	2014	2013	2012	2011

Net asset value, beginning of year	$11.04	$10.94	$11.20	$10.95	$10.96

Income from investment operations:
Net investment income	0.16	0.18	0.20	0.24	0.26
Net realized and unrealized gain (loss) on investments	—	0.15	(0.25)	0.26	(0.01)

Total from investment operations	0.16	0.33	(0.05)	0.50	0.25

Distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.21)	(0.24)	(0.26)
Net realized capital gains	(0.06)	(0.05)	(0.00)[1]	(0.01)	(0.00)[1]

Total distributions	(0.22)	(0.23)	(0.21)	(0.25)	(0.26)

Net asset value, end of year	$10.98	$11.04	$10.94	$11.20	$10.95

Total return	1.45%	3.09%	(0.46)%	4.60%	2.37%

Ratios to average net assets/ Supplemental data:
Net assets, end of year (in 000s)	$299,121	$263,867	$212,731	$231,491	$147,865
Ratio of operating expenses to average net assets	0.23%	0.25%	0.25%	0.26%	0.27%
Ratio of net investment income to average net assets	1.44%	1.67%	1.85%	2.19%	2.42%
Portfolio turnover rate	71%	46%	68%	10%	10%

[1]	Amount rounds to less than $0.01 per share.

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
October 31, 2015

Face
Amount		Value

MUNICIPAL BONDS* — 98.3%

	Alaska — 1.0%
$2,745,000	Anchorage, AK, Electric Utility, Revenue Bonds, Refunding, Series A,
	4.000% due 12/1/21	$3,095,536

	Arizona — 1.6%
4,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding,
	5.000% due 7/1/26	4,799,973

	California — 3.6%
	California State General Obligation Unlimited, Refunding:
4,000,000	5.000% due 3/1/22	4,806,240
5,000,000	5.000% due 11/1/25	6,092,450

		10,898,690

	Florida — 14.7%
10,000,000	Citizens Property Insurance Corp., FL, Revenue Bonds, Series A-1,
	5.000% due 6/1/18	11,001,000
3,370,000	Collier County, FL, School Board, Certificate of Participation, Refunding, (AGMC Insured),
	5.250% due 2/15/19	3,815,009
5,000,000	Florida State, Board of Education Capital Outlay, Public Education, General Obligation Unlimited, Refunding, Series E,
	5.000% due 6/1/26	6,184,950
5,125,000	Florida State, Board of Education, Lottery Revenue Bonds, Series B,
	5.000% due 7/1/22	5,730,467
5,980,000	Fort Myers, FL, Refunding Improvement, Revenue Bonds, (NPFG Insured), Prerefunded 12/1/16 @ 100,
	4.750% due 12/1/31	6,262,854
3,925,000	Hillsborough County, FL, Community Investment Tax, Revenue Bonds, (AMBAC Insured), Prerefunded 11/1/17 @ 100,
	5.000% due 11/1/19	4,265,808

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)

$2,630,000	Hillsborough County, FL, Industrial Development Authority, Revenue Bonds, Prerefunded 8/15/19 @ 101,
	8.000% due 8/15/32	$3,328,449
3,000,000	Lee County, FL, School Board, Certificate of Participation, Refunding, Series A,
	5.000% due 8/1/27	3,511,830

		44,100,367

	Georgia — 0.4%
1,000,000	Albany-Dougherty County, GA, Hospital Authority, Revenue Bonds,
	5.000% due 12/1/18	1,120,810

	Illinois — 2.6%
1,000,000	Chicago, IL, O’Hare International Airport Revenue Bonds, Refunding, Series B,
	5.000% due 1/1/20	1,142,230
1,500,000	Cook County, IL, Sales Tax Revenue Bonds,
	5.000% due 11/15/28	1,714,320
4,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding,
	5.000% due 2/1/25	4,858,760

		7,715,310

	Kansas — 0.8%
2,225,000	Kansas State Department of Transportation, Highway Revenue, Refunding, Series B-4,
	0.449% due 9/1/18	2,227,425

	Louisiana — 2.6%
3,430,000	Louisiana, General Obligation Unlimited,
	5.000% due 5/1/23	4,119,087
3,010,000	Louisiana, General Obligation Unlimited, Series B,
	5.000% due 5/1/23	3,614,709

		7,733,796

	Maine — 1.3%
	Maine State Municipal Bond Bank, Infrastructure Revenue, Refunding, Series A:
1,175,000	5.000% due 9/1/21	1,395,994
1,985,000	5.000% due 9/1/22	2,388,491

		3,784,485

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Maryland — 3.5%
	Washington, MD, Suburban Sanitary Commission, General Obligation Unlimited, Public Improvement:
$4,410,000	5.000% due 6/1/18	$4,895,894
5,000,000	4.000% due 6/1/21	5,703,950

		10,599,844

	Massachusetts — 1.0%
1,000,000	Massachusetts State, General Obligation Limited, Refunding, Series A,
	0.661% due 11/1/18	1,001,280
2,000,000	Massachusetts State, General Obligation Limited, Refunding, Series B, (AGMC Insured),
	5.250% due 8/1/16	2,076,460

		3,077,740

	Michigan — 3.8%
3,000,000	Detroit, MI, City School District, General Obligation Unlimited, Series A (QSBLF Insured),
	5.000% due 5/1/26	3,352,770
8,000,000	Michigan Finance Authority, Revenue Bonds,
	0.668% due 12/1/39	7,940,320

		11,293,090

	Minnesota — 1.9%
4,800,000	St. Paul, MN, Housing & Redevelopment Authority Health Care Facilities Revenue, Refunding, HealthPartners Obligated Group, Series A,
	5.000% due 7/1/28	5,576,352

	Mississippi — 1.3%
	Mississippi Development Bank, Special Obligation, Revenue Bonds, Refunding, Series A:
1,000,000	5.000% due 4/1/20[1]	1,146,830
2,460,000	5.000% due 4/1/21[1]	2,861,767

		4,008,597

	Nevada — 2.0%
5,000,000	Clark County, Nevada, General Obligation Limited, Refunding,
	5.000% due 11/1/28	5,952,800

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	New Mexico — 2.1%
$6,300,000	New Mexico State, Municipal Energy Acquisition Authority, Revenue Bonds, Subseries B,
	0.879% due 11/1/39	$6,262,578

	New York — 11.2%
3,785,000	New York City, New York, City Transitional Finance Authority Revenue, Future Tax Secured Bond, Series D,
	5.000% due 11/1/22	4,398,018
1,200,000	New York State, Dormitory Authority Revenue, State Supported Debt, Construction Service, Contract A,
	5.000% due 7/1/18	1,328,796
5,000,000	New York State, Dormitory Authority Sales Tax Revenue Bonds, Refunding, Series A,
	5.000% due 3/15/19	5,682,000
6,375,000	New York State, General Obligation Unlimited, Series A, (NPFG Insured),
	0.105% due 2/15/22	6,151,875
	New York State, Thruway Authority Personal Income Tax, Revenue Bonds, Series A:
1,150,000	5.000% due 3/15/23	1,348,030
4,000,000	5.000% due 3/15/24	4,682,640
3,000,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B,
	5.250% due 11/15/27	3,439,080
5,470,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series B-1,
	5.000% due 11/15/21	6,543,980

		33,574,419

	North Carolina — 5.3%
	Mooresville, NC, Limited Obligation, Revenue Bonds, Refunding:
3,375,000	5.000% due 11/1/22	4,008,825
3,550,000	5.000% due 11/1/23	4,236,392
2,000,000	New Hanover County, NC, Hospital Revenue Bonds,
	5.000% due 10/1/19	2,273,620
2,000,000	Raleigh City, North Carolina, Combined Enterprise System Revenue, Refunding, Series B,
	5.000% due 12/1/24[1]	2,477,220

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)

$1,150,000	University of North Carolina, Chapel Hill, Revenue Bonds, Series B,
	0.879% due 12/1/41	$1,151,438
1,500,000	Wake County, NC, General Obligation Unlimited,
	5.000% due 3/1/23	1,686,720

		15,834,215

	Ohio — 5.5%
4,800,000	Columbus, Ohio, Various Purposes, General Obligation Unlimited, Series A, Prerefunded 12/15/16 @ 100,
	5.000% due 12/15/18	5,050,752
5,000,000	Franklin County, Ohio, Convention Facilities Authority, Revenue Bonds, Refunding,
	5.000% due 12/1/30	5,798,650
2,060,000	Ohio State, Adult Correctional Capital Facilities, Lease Revenue, Series A,
	5.000% due 4/1/21	2,432,510
2,670,000	Ohio State, Hospital Revenue Bonds, Series A,
	5.000% due 1/15/24	3,093,755

		16,375,667

	Oklahoma — 1.9%
5,750,000	Oklahoma City, OK, Industrial & Cultural Facilities Trust, Revenue Bonds, (NPFG Insured),
	0.159% due 6/1/19	5,606,250

	Pennsylvania — 8.3%
2,500,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-73,
	5.000% due 12/1/20	2,933,125
255,000	Bucks County, PA, Community College Authority, College Building Revenue, (County Guaranteed),
	4.750% due 6/15/18	281,512
500,000	Conneaut, PA, School District, Refunding, Series B, (AGMC Insured State Aid Withholding),
	5.000% due 11/1/20	584,600
1,000,000	East Stroudsburg, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 9/1/20	1,072,170
325,000	Easton, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 4/1/17	345,348

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)

$955,000	Erie County, PA, General Obligation Unlimited,
	5.000% due 9/1/16	$991,653
350,000	Hazleton, PA, Area School District, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 3/1/20	381,430
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, Series A, (AGMC Insured),
	5.000% due 7/1/16	514,055
250,000	Montgomery County, PA, Higher Education and Health Authority Revenue, Dickinson College Project, Series FF1, (CIFG Assurance N.A. Insured),
	5.000% due 5/1/17	255,945
1,490,000	Montgomery County, PA, Industrial Development Authority Revenue, New Regional Medical Control Project, (FHA Insured),
	5.000% due 2/1/18	1,629,524
250,000	Moon Area School District, PA, General Obligation Unlimited, (AGMC Insured State Aid Withholding),
	5.000% due 11/15/17	250,503
750,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, Series B,
	5.500% due 8/15/18	845,737
700,000	Pennsylvania State Public School Building Authority, Lease Revenue, Philadelphia School District Project, Series A, (AGMC Insured State Aid Withholding), Prerefunded 12/1/16 @ 100,
	5.000% due 6/1/18	734,923
1,500,000	Philadelphia, PA, School District, General Obligation Limited, Series F (BHAC Insured State Aid Withholding),
	5.000% due 9/1/17	1,607,520
4,725,000	Red Lion, PA, Area School District, General Obligation Limited, (AGMC Insured State Aid Withholding),
	5.000% due 5/1/22	5,169,859
6,265,000	Southcentral, PA, General Authority, Revenue Bonds, Series A, Prerefunded 12/1/18 @ 100,
	6.000% due 6/1/29	7,210,702

		24,808,606

	Rhode Island — 2.0%
5,000,000	Rhode Island, State & Providence Plantations, General Obligation Unlimited, Refunding, Series A,
	5.000% due 8/1/24	6,050,250

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	South Carolina — 1.6%
$4,200,000	Richland County, SC, School District No. 2, General Obligation Unlimited, Series B, (SCSDE Insured),
	5.000% due 5/1/26	$4,874,184

	Tennessee — 0.4%
1,050,000	Metropolitan Government of Nashville and Davidson County, TN, General Obligation Unlimited, Refunding, Series D,
	5.000% due 7/1/17	1,127,900

	Texas — 9.4%
5,045,000	Dallas, TX, General Obligation Limited,
	5.000% due 2/15/17	5,338,619
	Harris County, Texas, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
2,850,000	5.000% due 10/1/26	3,447,388
2,000,000	5.000% due 10/1/27	2,390,700
8,000,000	Houston, TX, Independent School District, General Obligation Limited, Series A-1, (PSF Guaranteed),
	3.000% due 6/1/39	8,124,320
3,955,000	Round Rock, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed),
	3.000% due 8/1/16	4,039,756
2,675,000	Texas State, Municipal Power Agency, Revenue Bonds, Refunding,
	4.000% due 9/1/18	2,899,566
1,750,000	University of Texas, Revenue Bond, Financing System, Series A,
	5.000% due 8/15/16	1,816,553

		28,056,902

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount		Value

MUNICIPAL BONDS* — (Continued)

	Virginia — 3.3%
$1,500,000	Fairfax County, VA, General Obligation Unlimited, Refunding, Series C, (State Aid Withholding),
	5.000% due 10/1/24	$1,875,645
4,040,000	Loudoun County, VA, Economic Development Authority, Public Facility Lease, Revenue Bonds,
	5.000% due 12/1/20[1]	4,754,918
2,800,000	Richmond, VA, Convention Center Authority, Hotel Tax Revenue Bonds, Refunding,
	5.000% due 6/15/27	3,331,412

		9,961,975

	Washington — 3.9%
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A,
	5.000% due 1/1/27	1,416,972
2,000,000	NJB Properties, Lease Revenue, King County Washington Project, Series A, (County Guaranteed),
	5.000% due 12/1/18	2,101,400
2,240,000	Washington State, Certificate of Participation, Refunding, Series C,
	5.000% due 1/1/20	2,579,203
3,290,000	Washington State, Various Purposes, General Obligation Unlimited, Series E,
	5.000% due 2/1/20	3,715,627
1,695,000	Whatcom County, WA, School District No. 501, Refunding, (AGMC Insured),
	5.000% due 12/1/15	1,701,763

		11,514,965

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
October 31, 2015

Face
Amount	Value

MUNICIPAL BONDS* — (Continued)

Wisconsin — 1.3%
$15,000	Wisconsin State, General Obligation Unlimited, Series B, Prerefunded 5/1/20 @ 100,
5.000% due 5/1/26	$17,508
3,485,000	Wisconsin State, General Obligation Unlimited, Unrefunded, Series B,
5.000% due 5/1/26	3,988,583

4,006,091

TOTAL MUNICIPAL BONDS (Cost $289,140,352)	294,038,817

TOTAL INVESTMENTS (Cost $289,140,352)[2]	98.3%	$294,038,817
OTHER ASSETS IN EXCESS OF LIABILITIES	1.7	5,081,889

NET ASSETS	100.0%	$299,120,706

* Percentages indicated are based on net assets.
[1] When-issued security.
[2] Aggregate cost for federal tax purposes was $289,140,352.
Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BHAC — Berkshire Hathaway Assurance Corporation
FHA — Federal Housing Administration
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SCSDE — South Carolina State Department of Education

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
October 31, 2015

STATE DIVERSIFICATION

On October 31, 2015, State Diversification of the Porfolio was as follows :

	% of
	Net Assets	Value

STATE:
Florida	14.7%	$44,100,367
New York	11.2	33,574,419
Texas	9.4	28,056,902
Pennsylvania	8.3	24,808,606
Ohio	5.5	16,375,667
North Carolina	5.3	15,834,215
Washington	3.9	11,514,965
Michigan	3.8	11,293,090
California	3.6	10,898,690
Maryland	3.5	10,599,844
Virginia	3.3	9,961,975
Louisiana	2.6	7,733,796
Illinois	2.6	7,715,310
New Mexico	2.1	6,262,578
Rhode Island	2.0	6,050,250
Nevada	2.0	5,952,800
Oklahoma	1.9	5,606,250
Minnesota	1.9	5,576,352
South Carolina	1.6	4,874,184
Arizona	1.6	4,799,973
Mississippi	1.3	4,008,597
Wisconsin	1.3	4,006,091
Maine	1.3	3,784,485
Alaska	1.0	3,095,536
Massachusetts	1.0	3,077,740
Kansas	0.8	2,227,425
Tennessee	0.4	1,127,900
Georgia	0.4	1,120,810

TOTAL MUNICIPAL BONDS	98.3	$294,038,817

TOTAL INVESTMENTS	98.3%	$294,038,817

See Notes to Financial Statements.

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of October 31, 2015, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.

The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Valuation of Securities: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.

Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.

The Portfolio had all long-term investments, with corresponding sectors at Level 2 at October 31, 2015. For the year ended October 31, 2015, there were no transfers between Level 1 and 2.

Municipal Securities: The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.

Federal Income Taxes: The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.

“Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2015 remain subject to examination by the Internal Revenue Service.

On October 31, 2015, the tax year end of the Fund, the Portfolio had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:

	Expiring October 31,
					Unlimited	Unlimited
Portfolio	2015	2016	2017	2018	(Short Term)	(Long Term)
Muni Intermediate Portfolio	$—	$—	$—	$—	$1,062,501	$—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to regulated investment companies and, with certain exceptions, was effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely.

As of October 31, 2015, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

Loss
	Undistributed	Undistributed	Undistributed		Carryforwards,	Other	Total
	Tax-Exempt	Ordinary	Long-Term	Unrealized	Post October	Temporary	Distributable
	Income	Income	Gains	Appreciation	Loss Deferrals	Differences	Earnings

Muni Intermediate Portfolio	$323,195	$—	$—	$4,898,465	$(1,062,501)	$—	$4,159,159

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

For the year ended October 31, 2015, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

As of October 31, 2015, the tax characterization of distributions paid during the year was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Muni Intermediate Portfolio	$4,131,187	$68,197	$1,384,939	$—

As of October 31, 2014, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:

				Return
	Tax	Ordinary	Long-Term	of
Portfolio	Exempt	Income	Gains	Capital
Muni Intermediate Portfolio	$3,513,296	$2,147	$945,079	$—

For the year ended October 31, 2015, permanent differences between financial and tax reporting, related primarily to distribution reallocations, were identified and reclassified among the components of the Portfolio’s net assets as follows:

	Accumulated Net	Net Realized
Portfolio	Investment Income	Gain (Loss)
Muni Intermediate Portfolio	$(30,713)	$30,713

Other: In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.

2.	Investment Advisory Fee, Administration Fee and Other Related Party Transactions

Glenmede Investment Management LP (the “Advisor”), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board. Prior to January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc.

The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Continued)

charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.

The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.

State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.

Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC), is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Managing Director of Foreside Fund Officer Services, LLC.

Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.

Effective January 1, 2016, the Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings. Prior to January 1, 2016, the annual fee was $1,000. These fees can be found under the caption “Trustees’ fees and expenses” in the Statements of Operations.

Expenses for the year ended October 31, 2015 include legal fees paid to Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent trustees. A partner of the law firm is Secretary of the Fund.

3.	Purchases and Sales of Securities

For the year ended October 31, 2015, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:

Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$253,172,060	$183,669,804

As of October 31, 2015, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

Portfolio	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$5,124,689	$226,224	$4,898,465

THE GLENMEDE PORTFOLIOS

Notes to Financial Statements — (Concluded)

4.	Shares of Beneficial Interest

The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

	Year Ended		Year Ended
	10/31/15		10/31/14
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio:
Sold	7,554,052	$82,848,475	8,948,427	$98,385,455
Issued as reinvestment of dividends	132,029	1,447,033	87,389	944,675
Redeemed	(4,349,004)	(47,631,109)	(4,579,127)	(49,988,891)

Net increase	3,337,077	$36,664,399	4,456,689	$49,341,239

As of October 31, 2015, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of October 31, 2015.

5.	Recently Issued Accounting Pronouncements

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). This is an update to Fair Value Measurement Topic 820. Under the amendments in this ASU, investments for which fair value is measured at net asset value per share (or its equivalent) using the practical expedient should not be categorized in the fair value hierarchy. ASU 2015-17 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes may have, if any,on the Fund’s financial statements.

6.	Subsequent Event

Management has evaluated events and transactions subsequent to October 31, 2015 through the date the financial statements were available to be issued, for disclosure in the Fund’s financial statements and has determined that there were no material events that would require additional disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Glenmede Portfolios and Shareholders of the Muni Intermediate Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Muni Intermediate Portfolio (the sole portfolio constituting The Glenmede Portfolios, hereafter referred to as the “Fund”) at October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

December 22, 2015

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500,
Boston, MA 02210 T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

THE GLENMEDE FUND, INC.

Tax Information (Unaudited)
For the year ended October 31, 2015

Of the ordinary distributions made during the fiscal year ended October 31, 2015, the following percentages have been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Government Cash Portfolio	67.20%
Core Fixed Income Portfolio	45.53%

Of the ordinary distributions made during the fiscal year ended October 31, 2015, the following percentages are tax exempt for regular Federal income tax purposes.

Tax-Exempt Cash Portfolo	100.00%

Of the ordinary distributions made during the fiscal year ended October 31, 2015, the following percentages qualify for the dividends received deduction available to corporate shareholders:

Strategic Equity Portfolio	100.00%
Small Cap Equity Portfolio	100.00%
Mid Cap Equity Portfolio	100.00%
Large Cap Value Portfolio	32.23%
U.S. Emerging Growth Portfolio	100.00%
Large Cap Core Portfolio	100.00%
Large Cap Growth Portfolio	100.00%
Total Market Portfolio	100.00%
International Secured Options Portfolio	0.02%

The above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

Foreign Taxes Paid or Withheld

Portfolio	Total
International Secured Options Portfolio	$131,256
International Portfolio	183,019

The foreign taxes paid or withheld per share represent taxes incurred by the Fund on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

The Fund is required by the Code to advise shareholders within 60 days of the Fund’s fiscal year end (October 31, 2015) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Fund paid long-term capital gain distributions of:

THE GLENMEDE FUND, INC.

Tax Information (Unaudited) — (Continued)
For the year ended October 31, 2015

Strategic Equity Portfolio	$20,744,154
Small Cap Equity Portfolio	$66,333,016
Large Cap Value Portfolio	$8,157,981
U.S. Emerging Growth Portfolio	$3,631,479
Large Cap Core Portfolio	$23,130,256
Large Cap Growth Portfolio	$19,346,866
Total Market Portfolio	$3,725,638
Secured Options Portfolio	$12,955,179

Qualified dividend income (“QDI”) received through October 31, 2015, that qualified for a reduced tax rate pursuant to the Code Section 1 (h)(11) are as follows:

Strategic Equity Portfolio	$2,457,254
Small Cap Equity Portfolio	1,508,054
Mid Cap Equity Portfolio	61,611
Large Cap Value Portfolio	1,657,419
U.S. Emerging Growth Portfolio	79,896
Large Cap Core Portfolio	11,254,628
Large Cap Growth Portfolio	8,103,928
Total Market Portfolio	496,452
Secured Options Portfolio	58,101
International Secured Options Portfolio	1,677,127
International Portfolio	907,264

Qualified interest income (“QII”) received through October 31, 2015, that qualified for a reduced tax rate pursuant to the Code Section 871 (k) are as follows:

Core Fixed Income Portfolio	12.05%

THE GLENMEDE PORTFOLIOS

Tax Information (Unaudited)
For the year ended October 31, 2015

Of the dividends paid by the Muni Intermediate Portfolio from net investment income for the fiscal year ended October 31, 2015, 99.86% is tax-exempt for regular Federal income taxes.

The Portfolio is required by the Code to advise shareholders within 60 days of the Portfolio’s fiscal year end (October 31, 2015) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, the Portfolio paid long-term capital gain distributions of:

Muni Intermediate Portfolio	$1,384,939

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited)

The information pertaining to the Board of Directors of The Glenmede Fund, Inc. and the Board of Trustees of The Glenmede Portfolios (collectively, the “Funds”) and their respective officers is set forth below. The Statement of Additional Information includes additional information about the Funds’ Directors/Trustees and is available without charge, upon request, by calling 1-800-442-8299. Each Director/Trustee holds office until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director/Trustee and until the election and qualification of his/her successor, if any, elected at such meeting, or (ii) the date he or she dies, resigns or retires, or is removed by the applicable Board or shareholders. Each officer is elected by the applicable Board and holds office for the term of one year and until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed, or becomes disqualified. The address of each Board member is c/o State Street Bank and Trust Company, 4 Copley Place, 5th floor, CPH0326, Boston, MA 02116, Attention: Fund Administration Legal Department.

Independent Directors/Trustees(1)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

H. Franklin Allen, Ph.D Age: 59	Director of Glenmede Fund (since March 1991) and Trustee of Glenmede Portfolios (since May 1992)	Nippon Life Professor of Finance, and Professor of Economics, The Wharton School of The University of Pennsylvania; Professor of Finance and Economics (1990-1994); Vice Dean and Director of Wharton Doctoral Programs (1990-1993). Employed by The University of Pennsylvania (since 1980). Currently on leave at Imperial College London where he is Professor of Finance and Economics and Executive Director of the Brevan Howard Centre for Financial Analysis (Since 2014)	16	None

William L. Cobb, Jr. Age: 68	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Executive Vice President and former Chief Investment Officer, The Church Pension Fund (defined benefit plan for retired clergy of the Episcopal Church) (1999 — 2014); former Vice Chairman, J.P. Morgan Investment Management (1994-1999), Chair (since 2008) and Member (until 2008), Investment Committee, The Minister and Missionaries Benefit Board of the American Baptist Church (2000 — 2014) and the Wenner-Gren Foundation (2003 — 2012).	16	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

			Number of
	Positions Held	Principal	Portfolios in	Other
	with the Funds/	Occupations(s) During	Fund Complex	Directorships
Name and Age	Time Served	Past 5 Years	Overseen	Held

Gail E. Keppler Age: 69	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Co-CEO/COO TVG, Inc. (pharmaceutical marketing consulting) (1992-2002); former Board Member, Laurel House; Former Division President and Board Member, Burke Marketing Services, Inc; Former Board member Cape May County Habitat for Humanity.	16	None

Francis J. Palamara Age: 90	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992)	Former Chief Operating Officer, The New York Stock Exchange; Former Trustee, Gintel Fund; Former Director, XTRA Corporation; Former Director, Executive Vice President-Finance and Chief Financial Officer, ARAMARK, Inc.; Former Director, The Pittston Company; Former Director, Brinks Corp.; Former Director, Constar Corporation; Former President, Meinhard Commercial Corporation; Former Executive Vice President and Chief Financial Officer, James Talcott, Inc.	16	None

Harry Wong Age: 67	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Former Managing Director, Knight Capital Americas, LP, an operating subsidiary of Knight Capital Group Inc. (investment banking) (2009-2011); Managing Director, Long Point Advisors, LLC (business consulting) (2003-2012); Managing Director, BIO-IB, LLC (healthcare investment banking) (2004-2009); Senior Managing Director, ABN AMRO (investment banking) (1990-2002); Adjunct faculty member, Sacred Heart University (2003-2007).	16	None

(1) Independent Directors/Trustees are those Directors/Trustees who are not “interested persons” of the Funds as defined in the 1940 Act.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Independent Directors/Trustees(1) — (Continued)

Interested Directors/Trustees(2)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

Susan W. Catherwood(2) Age: 72	Director of Glenmede Fund and Trustee of Glenmede Portfolios (since February 2007)	Director (since 1988) and Member of the Investment Review/Relationship Oversight Committee (since 2001) and Compensation Committee (since 1993), Glenmede Trust; Director, The Glenmede Corporation (since 1988); Board Member, The Pew Charitable Trusts; Charter Trustee, The University of Pennsylvania; Chairman Emeritus, The University Museum of The University of Pennsylvania; Chairman of the Board of Managers, The Christopher Ludwick Foundation; Board Member, Monell Chemical Senses Center; Director: Thomas Skelton Harrison Foundation and The Catherwood Foundation; Fellow, Board member (until 2012) and serves on Finance and Investment Committees, College of Physicians of Philadelphia; former Member, The Women’s Committee and Penn Museum Board of Overseers of The University of Pennsylvania.	16	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Continued)

Interested Directors/Trustees(2) — (Continued)

			Number of	Other
			Portfolios in Fund	Directorships
		Principal	Complex Overseen	Held by
	Positions Held	Occupations(s) During	by Director/	Director/
Name and Age	with the Funds	Past 5 Years	Trustee	Trustee

G. Thompson Pew, Jr. (2) Age: 73	Director of Glenmede Fund (since October 1988) and Trustee of Glenmede Portfolios (since May 1992) Chairman of the Funds (since June 2006)	Director (since 2013) of the Glenmede Corporation, Director, Member of the Relationship Oversight Committee, Private Equity/Real Estate Advisory Committee (until 2013), and the Compensation Committee, Glenmede Trust; Former Director, Brown & Glenmede Holdings, Inc.; Former Co-Director, Principal and Officer, Philadelphia Investment Banking Co.; Former Director and Officer, Valley Forge Administrative Services Company.	16	None

(2) Interested Directors/Trustees are those Directors/Trustees who are “interested persons” of the Funds as defined in the 1940 Act. Susan W. Catherwood and G. Thompson Pew, Jr., are considered to be “interested” Director/Trustees of the Funds because of their affiliations with Glenmede Trust, the parent company of the Funds’ investment advisor, GIM, and their stock ownership in The Glenmede Corporation, of which GIM is an affiliate.

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

BOARD MEMBERS AND OFFICERS TABLE (Unaudited) — (Concluded)

Interested Directors/Trustees(2) — (Continued)

Officers

	Positions Held with	Principal Occupation(s)
Name, Address and Age	the Fund/Time Served	During Past 5 Years

Mary Ann B. Wirts 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 64	President of the Funds since December 1997.	Managing Director and Chief Administrative Officer of Glenmede Trust. Managing Director and Chief Administrative Officer of Glenmede Investment Management LP (since 2006). First Vice President and Managing Director of Fixed Income of Glenmede Advisers (2000-2006). Employed by Glenmede Trust since 1982.

Kimberly C. Osborne 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 49	Executive Vice President of the Funds since December 1997.	Client Service Manager of Glenmede Investment Management LP (since 2006). Vice President of Glenmede Trust and Glenmede Advisers until 2008. Employed by Glenmede Trust 1993-2008 and Glenmede Advisers 2000-2008.

Kent E. Weaver 1650 Market Street, Suite 1200 Philadelphia, PA 19103 Age: 48	Treasurer of the Funds since September 2015.	Director of Client Service of Glenmede Investment Management LP (since July 2015); Former Director of Client Service and Sales, Chief Compliance Officer of Philadelphia International Advisors, LP (2001-2015).

Michael P. Malloy One Logan Square Suite 2000 Philadelphia, PA 19103-6996 Age: 56	Secretary of the Funds since January 1995.	Partner in the law firm of Drinker Biddle & Reath LLP.

Christopher E. McGuire 1 Iron Street Boston, MA 02210 Age: 42	Assistant Treasurer of the Funds since December 2014.	Vice President, State Street Bank and Trust Company (since 2007).

Donna M. Rogers 10 High Street Boston, MA 02110 Age: 49	Chief Compliance Officer of the Funds since September 2004.	Managing Director, Foreside Fund Officer Services, LLC (since 2010); Senior Vice President, State Street Bank and Trust Company (2007-2010); Senior Director, Investors Bank & Trust Company (prior to merger with State Street) (2002-2007).

Bernard Brick 4 Copley Place Boston, MA 02116 Age: 41	Assistant Secretary of the Funds since December 2013.	Assistant Vice President and Associate Counsel, State Street Bank and Trust Company (2012-present); student, Northeastern University School of Law (2008-2011).

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds’ investment advisors and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Boards of Directors/Trustees — Considerations Regarding Investment Advisory and Sub-Investment Advisory Agreement

At meetings held on September 10, 2015, the Board of Directors of Glenmede Fund and the Board of Trustees of Glenmede Portfolios (collectively, the “Boards”) renewed the current Investment Advisory Agreements for each Portfolio of the Funds and approved the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to the High Yield Municipal Portfolio and the Investment Advisory Agreements with respect to the Women in Leadership U.S. Equity Portfolio and Socially Responsible U.S. Equity Portfolio (later, renamed the “Responsible ESG U.S. Equity Portfolio”) (each a “New Portfolio” and collectively, the “New Portfolios”).

In determining whether to renew the Investment Advisory Agreements for the existing Portfolios and to approve the Investment Advisory Agreements and Sub-Advisory Agreement for the New Portfolios (collectively, the “Agreements”), the Boards, including all of the Directors/Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Directors”), reviewed and considered, among other items: (1) a memorandum from independent counsel setting forth the Boards’ fiduciary duties, responsibilities and the factors the Boards should consider in their evaluation of the Agreements; (2) reports prepared by an independent rating and ranking organization and charts prepared by the Advisor comparing the performance of each existing Portfolio to the performance of its applicable benchmark index and relevant peer group; (3) a Lipper Inc. (“Lipper”) report comparing each Portfolio’s advisory fees, if any, and expenses to those of its relevant peer group; and (4) reports of and presentations by representatives of the Advisor and Capital Guardian Trust Company (“Capital”), the proposed sub-advisor to the High Yield Municipal Portfolio, that described: (i) the nature, extent and

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

quality of the Advisor’s and Capital’s services provided or to be provided to their respective Portfolio(s); (ii) the experience and qualifications of the personnel providing those services; (iii) their organizational structures, financial information, insurance coverage and Forms ADV; (iv) their investment philosophies and processes; (v) their assets under management and client descriptions; (vi) the Advisor’s soft dollar commission polices, including information on the types of research and services obtained in connection with soft dollar commissions and the Advisor’s and Capital’s trade allocation policies; (vii) the current advisory fee arrangements with those Portfolios that charge advisory fees; (viii) the proposed advisory fee arrangements for the New Portfolios and the proposed sub-advisory fee arrangement for the High Yield Municipal Portfolio; (ix) the proposed contractual fee waiver arrangements for the New Portfolios and the contractual fee and expense waivers in effect for the Long/Short Portfolio, Total Market Portfolio and the Mid Cap Equity Portfolio; (x) the advisory fee arrangements with the Advisor’s and Capital’s affiliate’s other similarly managed clients; (xi) their compliance processes and conflicts of interest assessments; (xii) the Advisor’s profitability analyses related to providing services to the existing Portfolios and its and Capital’s assessments that it was premature to attempt to quantify the profitability of their respective services to the New Portfolios; (xiii)the extent to which economies of scale are relevant to the Portfolios; and (xiv) the benefits of adding the New Portfolios to the Glenmede Fund complex. The Directors/Trustees discussed the written materials, the Advisor’s and Capital’s presentations, the Funds’ Chief Compliance Officer’s quarterly reports on the Advisor’s compliance program and its responsiveness in addressing her recommendations, as well as her evaluation of Capital’s compliance program, and deliberated on the Agreements in light of this information together with information provided to the Directors/Trustees over the course of the year. In their deliberations, the Directors/Trustees did not identify any single piece of information that was all-important or controlling.

The Boards, including all of the Independent Directors/Trustees, reached the following conclusions, among others, regarding the Advisor and Capital and their respective Agreements: the Advisor and Capital each have the capabilities, resources and personnel necessary to manage their respective Portfolios, including the New Portfolios, the Advisor has the capabilities, resources and personnel necessary to oversee the management of Capital as sub-advisor to the High Yield Municipal Portfolio; the Boards are satisfied with the quality of services provided by the Advisor in advising its Portfolios; based on the information received, the quality of services to be provided by Capital should be satisfactory; the actual advisory fee for each Portfolio that pays an advisory fee for the existing Portfolios and the proposed advisory fee for each New Portfolio are reasonable as compared to the fees paid by comparable mutual funds; the level of the sub-advisory fee is reasonable as compared to Capital’s affiliate’s other similarly-managed sub-advised mutual fund client and the advisory fees are reasonable as compared to the Advisor’s similarly-managed separate account clients. The Glenmede Fund Board also took into consideration that the Advisor would be responsible for paying Capital’s sub-advisory fee, not the High Yield Municipal Portfolio. The Glenmede Fund Board also concluded that the advisory fees charged by the Advisor are based on services that are in addition to, rather than duplicative of, the services provided

THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS

(Unaudited) — (Continued)

under the advisory contracts of exchange traded funds in which the existing Portfolios and the New Portfolios may invest.

The Boards also concluded that based on the information provided, the total annual portfolio operating expenses paid by each existing Portfolio are reasonable, the estimated operating expenses of each New Portfolio are reasonable, and that the performance of the existing Portfolios are generally mixed as compared with their benchmark indices and other mutual funds in their peer groups.

The Boards also concluded that the profit to Advisor for advisory services to the existing Portfolios seems reasonable; and concluded that the Advisor’s and Capital’s profitability for providing their respective services to the New Portfolios was not a material factor in determining whether or not to approve the Investment Advisory Agreements and Sub-Advisory Agreement for the New Portfolios; and the benefits derived by the Advisor and Capital from managing their respective Portfolios, including how the Advisor uses soft dollars and selects brokers, the ways in which they conduct portfolio transactions, seem reasonable. The Glenmede Fund Board concluded that consideration of Capital’s use of soft dollars was not relevant because based on the information provided, Capital would not be using soft dollars in sub-advising the High Yield Municipal Portfolio. The Glenmede Fund Board noted that Glenmede Trust receives fees for shareholder servicing to certain Portfolios and Glenmede Trust, from time to time, voluntarily waives a portion of its shareholder servicing fees and/or reimburses expenses with respect to the Government Cash Portfolio and Tax-Exempt Cash Portfolio to the extent necessary to prevent each such Portfolio from experiencing a negative yield. The Boards noted that since the investment advisory fees do not have breakpoints, there would be no economies of scale for those fees as the Portfolios’ assets increase. With respect to the Glenmede Fund Board’s evaluation of the Sub- Advisory Agreement, economies of scale were not considered relevant because the sub-advisory fee is paid by the Advisor, not the High Yield Municipal Portfolio or its shareholders, and therefore has no impact on the High Yield Municipal Portfolio’s expense ratio.

Based upon each Board’s deliberations and evaluation of the information described above, the Directors/Trustees, including all of the Independent Directors/Trustees, determined that the terms of each Investment Advisory Agreement and Sub-Advisory Agreement were reasonable and fair to the respective Portfolios and their shareholders.

The Glenmede Fund, Inc. and The Glenmede Portfolios

Investment Advisor	Independent Auditors
Glenmede Investment Management LP	PricewaterhouseCoopers LLP
One Liberty Place	125 High Street
1650 Market Street, Suite 1200	Boston, Massachusetts 02110
Philadelphia, Pennsylvania 19103

Administrator
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Custodian
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, Massachusetts 02206

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996

Distributor
Quasar Distributors, LLC.
615 East Michigan Street
Milwaukee, Wisconsin 53202

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

Item 2. Code of Ethics.
As of October 31, 2015, the Registrant has adopted a code of ethics that applies to the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer). For the year ended October 31, 2015, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with the Form N-CSR under Item 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert serving on the Registrant’s audit committee is Francis J. Palamara, who is “independent” as defined in Item 3(a)(2) of this Form.
Item 4. Principal Accountant Fees and Services.
(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $401,218 and $360,514 for the fiscal years ended October 31, 2014 and October 31, 2015, respectively.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2014 and October 31, 2015 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns, other tax-related filings, excise tax calculations and final income distribution for a liquidating fund were $76,514 and $81,474 for the fiscal years ended October 31, 2014 and October 31, 2015, respectively.

(d)	All Other Fees – There were no other fees billed for the fiscal year ended October 31, 2014 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this item. The aggregate fees billed for professional services rendered by the principal accountant for the review of a Form N-14 filing, including a SAS 100 review, in connection with the reorganization of two funds were $8,000 for the fiscal year ended October 31, 2015.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) There were no services described in (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2015 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees and services billed by the Registrant’s accountant for each of the last two fiscal years were $76,514 and $89,474 for the fiscal years ended October 31, 2014 and October 31, 2015, respectively, as described above.

(h)	Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Schedule of Investments.
(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Investment Management Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.
Item 11. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Code of Ethics for the Registrant’s President and Treasurer (Principal Executive Officer and Principal Financial Officer) described in Item 2 is attached hereto.
(a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By (Signature and Title)	/s/ Mary Ann B. Wirts
Mary Ann B. Wirts President (Principal Executive Officer)

Date	January 6, 2016
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mary Ann B. Wirts

Mary Ann B. Wirts President (Principal Executive Officer)

Date	January 6, 2016

/s/ Kent E. Weaver Kent E. Weaver Treasurer (Principal Financial Officer)

Date	January 6, 2016